UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA			02110
(Address of principal executive offices)			(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

October 31, 2014

Columbia Small Cap Value Fund I

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Small Cap Value Fund I

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	27
Board Consideration and Approval of Advisory Agreement	33
Important Information About This Report	37

Semiannual Report 2014

Columbia Small Cap Value Fund I

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Small Cap Value Fund I (the Fund) Class A shares returned 0.54% excluding sales charges for the six months ended October 31, 2014.

>  The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned 2.78% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/25/86
Excluding sales charges		0.54	7.02	14.04	8.10
Including sales charges		-5.24	0.86	12.69	7.46
Class B	11/09/92
Excluding sales charges		0.17	6.22	13.19	7.29
Including sales charges		-4.83	1.82	12.94	7.29
Class C	01/15/96
Excluding sales charges		0.15	6.21	13.18	7.29
Including sales charges		-0.85	5.32	13.18	7.29
Class I*	09/27/10	0.76	7.49	14.46	8.30
Class R*	09/27/10	0.39	6.74	13.77	7.84
Class R4*	11/08/12	0.65	7.27	14.16	8.16
Class R5*	11/08/12	0.73	7.43	14.22	8.18
Class Y*	07/15/09	0.78	7.49	14.55	8.35
Class Z	07/31/95	0.66	7.26	14.32	8.37
Russell 2000 Value Index		2.78	7.89	16.15	7.81

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
3

Columbia Small Cap Value Fund I

Portfolio Overview

(Unaudited)

Portfolio Management

Jeremy Javidi, CFA

John Barrett, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2014 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at October 31, 2014)
Highwoods Properties, Inc.	1.2
IDACORP, Inc.	1.2
Esterline Technologies Corp.	1.1
Southwest Gas Corp.	1.1
Hancock Holding Co.	1.0
Dana Holding Corp.	1.0
Mentor Graphics Corp.	1.0
First Niagara Financial Group, Inc.	1.0
Unifirst Corp.	1.0
Greif, Inc., Class A	1.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at October 31, 2014)
Common Stocks	99.3
Consumer Discretionary	9.4
Consumer Staples	3.0
Energy	7.4
Financials	39.6
Health Care	4.8
Industrials	11.9
Information Technology	11.9
Materials	3.9
Telecommunication Services	0.6
Utilities	6.8
Money Market Funds	0.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2014
4

Columbia Small Cap Value Fund I

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2014 – October 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,005.40	1,018.55	6.67	6.72	1.32
Class B	1,000.00	1,000.00	1,001.70	1,014.77	10.44	10.51	2.07
Class C	1,000.00	1,000.00	1,001.50	1,014.77	10.44	10.51	2.07
Class I	1,000.00	1,000.00	1,007.60	1,020.82	4.40	4.43	0.87
Class R	1,000.00	1,000.00	1,003.90	1,017.29	7.93	7.98	1.57
Class R4	1,000.00	1,000.00	1,006.50	1,019.81	5.41	5.45	1.07
Class R5	1,000.00	1,000.00	1,007.30	1,020.57	4.65	4.69	0.92
Class Y	1,000.00	1,000.00	1,007.80	1,020.82	4.40	4.43	0.87
Class Z	1,000.00	1,000.00	1,006.60	1,019.81	5.41	5.45	1.07

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014
5

Columbia Small Cap Value Fund I

Portfolio of Investments

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.5%

Issuer	Shares	Value ($)
Consumer Discretionary 9.4%
Auto Components 2.7%
Cooper Tire & Rubber Co.	339,290	10,928,531
Dana Holding Corp.	584,258	11,953,919
Fuel Systems Solutions, Inc.(a)	185,269	1,710,033
Gentherm, Inc.(a)	133,726	5,576,374
Remy International, Inc.	167,907	3,102,921
Total		33,271,778
Distributors 0.2%
VOXX International Corp.(a)	314,108	2,679,341
Diversified Consumer Services 0.9%
K12, Inc.(a)	330,480	4,097,952
Steiner Leisure Ltd.(a)	111,781	4,714,923
Universal Technical Institute, Inc.	239,750	2,855,422
Total		11,668,297
Household Durables 0.7%
Cavco Industries, Inc.(a)	50,567	3,684,817
Hooker Furniture Corp.	153,300	2,343,957
UCP Inc., Class A(a)	144,558	1,978,999
Total		8,007,773
Leisure Products 0.7%
Johnson Outdoors, Inc., Class A	41,307	1,241,275
Malibu Boats, Inc., Class A(a)	203,725	3,801,509
Smith & Wesson Holding Corp.(a)	336,360	3,417,418
Total		8,460,202
Multiline Retail 0.4%
Tuesday Morning Corp.(a)	227,712	4,643,048
Specialty Retail 1.2%
Citi Trends, Inc.(a)	189,147	4,284,179
Finish Line, Inc., Class A (The)	246,987	6,537,746
Haverty Furniture Companies, Inc.	166,877	3,672,963
Total		14,494,888
Textiles, Apparel & Luxury Goods 2.6%
Columbia Sportswear Co.	237,794	9,164,581
Deckers Outdoor Corp.(a)	91,299	7,985,010
G-III Apparel Group Ltd.(a)	82,520	6,547,962
Steven Madden Ltd.(a)	270,900	8,492,715
Total		32,190,268
Total Consumer Discretionary		115,415,595

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples 3.0%
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	120,502	7,679,592
Food Products 2.0%
Chiquita Brands International, Inc.(a)	303,527	4,379,895
Darling Ingredients, Inc.(a)	487,300	8,576,480
Fresh Del Monte Produce, Inc.	287,570	9,233,873
John B. Sanfilippo & Son, Inc.	80,244	2,981,064
Total		25,171,312
Personal Products 0.4%
Inter Parfums, Inc.	163,992	4,657,373
Total Consumer Staples		37,508,277
Energy 7.4%
Energy Equipment & Services 2.5%
Dawson Geophysical Co.	16,663	283,104
Gulf Island Fabrication, Inc.	191,881	4,056,364
Gulfmark Offshore, Inc., Class A	183,390	5,531,042
Natural Gas Services Group, Inc.(a)	141,213	3,633,410
Newpark Resources, Inc.(a)	710,009	8,115,403
Tesco Corp.	302,338	5,756,516
TGC Industries, Inc.(a)	1,241,126	3,897,136
Total		31,272,975
Oil, Gas & Consumable Fuels 4.9%
Alpha Natural Resources, Inc.(a)	2,283,140	4,474,954
Callon Petroleum Co.(a)	289,630	1,899,973
Clayton Williams Energy, Inc.(a)	61,889	5,145,452
Comstock Resources, Inc.	489,760	5,798,759
Contango Oil & Gas Co.(a)	137,853	5,041,284
Emerald Oil, Inc.(a)	719,040	2,286,547
Goodrich Petroleum Corp.(a)	630,360	5,194,166
Halcon Resources Corp.(a)	1,154,270	3,589,780
Stone Energy Corp.(a)	352,466	8,635,417
Ultra Petroleum Corp.(a)	237,810	5,422,068
VAALCO Energy, Inc.(a)	446,439	3,312,577
W&T Offshore, Inc.	627,699	5,705,784
World Fuel Services Corp.	94,370	3,891,819
Total		60,398,580
Total Energy		91,671,555

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 39.7%
Banks 16.1%
Ameris Bancorp	296,777	7,360,070
BancFirst Corp.	110,075	7,154,875
BankUnited, Inc.	258,839	7,739,286
Banner Corp.	161,271	6,970,133
Bridge Bancorp, Inc.	79,460	2,086,620
Bryn Mawr Bank Corp.	247,208	7,621,423
Capital City Bank Group, Inc.	305,817	4,620,895
Cascade Bancorp(a)	1,013,631	5,179,654
Centerstate Banks, Inc.	243,628	2,835,830
Chemical Financial Corp.	229,832	6,844,397
Columbia Banking System, Inc.	281,803	7,828,487
Community Trust Bancorp, Inc.	178,303	6,409,993
FCB Financial Holdings, Inc., Class A(a)	248,743	5,708,652
First Citizens BancShares Inc., Class A	36,231	9,101,589
First Financial Corp.	156,226	5,417,918
First NBC Bank Holding Co.(a)	151,924	5,580,168
First Niagara Financial Group, Inc.	1,573,540	11,785,815
FirstMerit Corp.	383,000	7,028,050
Glacier Bancorp, Inc.	120,638	3,461,104
Hancock Holding Co.	344,673	12,129,043
Heritage Financial Corp.	94,653	1,661,160
Hudson Valley Holding Corp.	205,089	4,663,724
Investors Bancorp, Inc.	899,859	9,673,484
Merchants Bancshares, Inc.	203,272	6,055,473
Northrim BanCorp, Inc.	270,693	7,823,028
Sterling Bancorp	398,112	5,597,455
Synovus Financial Corp.	407,979	10,346,347
Towne Bank	307,620	4,663,519
Union Bankshares Corp.	207,874	4,673,007
Wintrust Financial Corp.	211,825	9,811,734
Total		197,832,933
Capital Markets 0.7%
INTL FCStone, Inc.(a)	318,685	5,768,199
Janus Capital Group, Inc.	224,770	3,369,302
Total		9,137,501
Consumer Finance 0.8%
Cash America International, Inc.	186,708	9,176,698

Common Stocks (continued)

Issuer	Shares	Value ($)
Diversified Financial Services 0.8%
Interactive Brokers Group, Inc., Class A	213,057	5,501,132
Pico Holdings, Inc.(a)	189,766	4,193,829
Total		9,694,961
Insurance 7.6%
American Equity Investment Life Holding Co.	365,562	9,435,155
Argo Group International Holdings Ltd.	169,774	9,473,389
Baldwin & Lyons, Inc., Class B	192,411	5,179,704
EMC Insurance Group, Inc.	150,868	4,833,811
FBL Financial Group, Inc., Class A	122,356	6,066,411
Hanover Insurance Group, Inc. (The)	154,060	10,312,776
Horace Mann Educators Corp.	253,578	7,711,307
National Western Life Insurance Co., Class A	32,355	8,768,205
Navigators Group, Inc. (The)(a)	92,355	6,288,452
Safety Insurance Group, Inc.	110,251	6,877,457
Symetra Financial Corp.	489,034	11,590,106
United Fire Group, Inc.	230,335	7,481,281
Total		94,018,054
Real Estate Investment Trusts (REITs) 9.5%
Diversified REITs 1.2%
Cousins Properties, Inc.	893,484	11,624,227
Select Income REIT	147,380	3,612,284
Health Care REITs 0.7%
National Health Investors, Inc.	122,750	8,090,452
Hotel & Resort REITs 2.5%
Chesapeake Lodging Trust	313,435	10,355,892
LaSalle Hotel Properties	285,850	11,208,179
Sunstone Hotel Investors, Inc.	611,679	9,364,805
Industrial REITs 2.0%
EastGroup Properties, Inc.	143,128	9,855,794
Rexford Industrial Realty, Inc.	409,115	6,320,827
Terreno Realty Corp.	377,563	7,951,477
Office REITs 2.0%
Brandywine Realty Trust	649,520	10,022,094
Highwoods Properties, Inc.	341,620	14,645,249
Real Estate Management & Development 0.5%
Potlatch Corp.	142,355	6,262,196

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Residentials REITs 0.6%
Associated Estates Realty Corp.	402,567	7,862,134
Total		117,175,610
Thrifts & Mortgage Finance 4.2%
Astoria Financial Corp.	594,410	7,816,491
Bank Mutual Corp.	883,532	5,822,476
BankFinancial Corp.	337,220	4,023,035
Brookline Bancorp, Inc.	757,643	7,265,796
Radian Group, Inc.	501,990	8,458,531
Washington Federal, Inc.	445,873	9,733,408
Westfield Financial, Inc.	464,802	3,286,150
WSFS Financial Corp.	60,484	4,757,067
Total		51,162,954
Total Financials		488,198,711
Health Care 4.8%
Biotechnology 0.4%
ARIAD Pharmaceuticals, Inc.(a)	734,830	4,379,587
Health Care Equipment & Supplies 0.7%
Masimo Corp.(a)	329,727	8,322,309
Health Care Providers & Services 2.2%
Chemed Corp.	71,935	7,435,202
Ensign Group, Inc. (The)	78,875	3,054,040
Molina Healthcare, Inc.(a)	218,620	10,633,677
Owens & Minor, Inc.	190,460	6,346,127
Total		27,469,046
Pharmaceuticals 1.5%
AVANIR Pharmaceuticals, Inc.(a)	395,570	5,118,676
Impax Laboratories, Inc.(a)	365,354	10,584,305
Supernus Pharmaceuticals, Inc.(a)	380,836	3,058,113
Total		18,761,094
Total Health Care		58,932,036
Industrials 11.9%
Aerospace & Defense 2.2%
Esterline Technologies Corp.(a)	117,340	13,741,687
KEYW Holding Corp. (The)(a)	475,087	4,822,133
Orbital Sciences Corp.(a)	335,533	8,824,518
Total		27,388,338
Building Products 0.5%
Universal Forest Products, Inc.	132,634	6,627,721

Common Stocks (continued)

Issuer	Shares	Value ($)
Commercial Services & Supplies 1.6%
Ennis, Inc.	205,978	3,054,654
Steelcase, Inc., Class A	302,410	5,358,705
Unifirst Corp.	105,246	11,741,244
Total		20,154,603
Electrical Equipment 0.7%
General Cable Corp.	324,393	4,596,649
GrafTech International Ltd.(a)	1,007,694	4,323,007
Total		8,919,656
Machinery 5.3%
Albany International Corp., Class A	117,711	4,447,122
Altra Industrial Motion Corp.	206,206	6,499,613
Dynamic Materials Corp.	204,357	3,721,341
EnPro Industries, Inc.(a)	78,236	5,048,569
FreightCar America, Inc.	110,015	3,627,194
Gorman-Rupp Co.	112,165	3,560,117
Hardinge, Inc.	162,130	1,819,099
Kadant, Inc.	125,168	5,174,445
LB Foster Co., Class A	148,572	8,036,259
Lydall, Inc.(a)	78,238	2,419,901
Mueller Industries, Inc.	257,622	8,362,410
Standex International Corp.	108,395	9,349,069
Twin Disc, Inc.	105,186	2,736,940
Total		64,802,079
Road & Rail 0.9%
Werner Enterprises, Inc.	391,739	10,788,492
Trading Companies & Distributors 0.7%
Houston Wire & Cable Co.	211,870	2,872,957
NOW, Inc.(a)	183,290	5,509,698
Total		8,382,655
Total Industrials		147,063,544
Information Technology 11.9%
Communications Equipment 1.8%
Alliance Fiber Optic Products, Inc.	279,267	3,605,337
Digi International, Inc.(a)	222,761	1,844,461
Plantronics, Inc.	77,380	4,013,701
Polycom, Inc.(a)	467,940	6,120,655
Riverbed Technology, Inc.(a)	327,600	6,221,124
Total		21,805,278

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.4%
GSI Group, Inc.(a)	318,734	4,095,732
Knowles Corp.(a)	216,140	4,206,084
MTS Systems Corp.	60,187	3,972,944
OSI Systems, Inc.(a)	70,050	4,965,144
Total		17,239,904
Internet Software & Services 0.7%
j2 Global, Inc.	153,605	8,308,494
IT Services 1.1%
Lionbridge Technologies, Inc.(a)	861,396	4,160,543
MoneyGram International, Inc.(a)	327,555	2,816,973
TeleTech Holdings, Inc.(a)	255,427	6,592,571
Total		13,570,087
Semiconductors & Semiconductor Equipment 4.4%
Entegris, Inc.(a)	707,992	9,614,531
Fairchild Semiconductor International, Inc.(a)	194,390	2,983,887
Integrated Device Technology, Inc.(a)	350,729	5,755,463
IXYS Corp.	304,225	3,550,306
M/A-COM Technology Solutions Holdings, Inc.(a)	221,722	4,875,667
Microsemi Corp.(a)	224,320	5,848,022
MKS Instruments, Inc.	202,261	7,362,300
OmniVision Technologies, Inc.(a)	248,794	6,662,703
Silicon Image, Inc.(a)	765,643	4,103,847
Spansion, Inc., Class A(a)	180,080	3,706,046
Total		54,462,772
Software 2.5%
EnerNOC, Inc.(a)	364,903	5,389,617
ePlus, Inc.(a)	54,690	3,339,918
Mentor Graphics Corp.	559,940	11,865,129
Netscout Systems, Inc.(a)	140,903	5,193,685
Silver Spring Networks, Inc.(a)	224,530	2,150,997
Tangoe, Inc.(a)	229,716	3,369,934
Total		31,309,280
Total Information Technology		146,695,815
Materials 3.9%
Chemicals 2.1%
LSB Industries, Inc.(a)	134,550	5,049,661
Olin Corp.	204,474	4,956,450

Common Stocks (continued)

Issuer	Shares	Value ($)
OM Group, Inc.	266,196	6,929,082
Tronox Ltd., Class A	363,356	8,785,948
Total		25,721,141
Containers & Packaging 0.9%
Greif, Inc., Class A	264,742	11,664,533
Metals & Mining 0.9%
Hecla Mining Co.	907,640	1,978,655
Olympic Steel, Inc.	251,471	5,059,597
Stillwater Mining Co.(a)	301,380	3,957,119
Total		10,995,371
Total Materials		48,381,045
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.3%
magicJack VocalTec Ltd.(a)	334,648	3,112,226
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	165,072	4,884,481
Total Telecommunication Services		7,996,707
Utilities 6.8%
Electric Utilities 3.4%
El Paso Electric Co.	244,358	9,246,507
IDACORP, Inc.	229,644	14,520,390
MGE Energy, Inc.	145,842	6,485,594
Portland General Electric Co.	296,339	10,789,703
Total		41,042,194
Gas Utilities 2.6%
Laclede Group, Inc. (The)	174,429	8,855,760
Questar Corp.	408,560	9,850,382
Southwest Gas Corp.	232,815	13,524,223
Total		32,230,365
Multi-Utilities 0.8%
Vectren Corp.	223,626	10,051,989
Total Utilities		83,324,548
Total Common Stocks (Cost: $898,118,143)		1,225,187,833

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Money Market Funds 0.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.092%(b)(c)	8,261,283	8,261,283
Total Money Market Funds (Cost: $8,261,283)		8,261,283
Total Investments (Cost: $906,379,426)		1,233,449,116
Other Assets & Liabilities, Net		(2,078,016)
Net Assets		1,231,371,100

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at October 31, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,749,263	154,366,697	(152,854,677)	8,261,283	8,507	8,261,283

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Small Cap Value Fund I

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	115,415,595	—	—	115,415,595
Consumer Staples	37,508,277	—	—	37,508,277
Energy	91,671,555	—	—	91,671,555
Financials	488,198,711	—	—	488,198,711
Health Care	58,932,036	—	—	58,932,036
Industrials	147,063,544	—	—	147,063,544
Information Technology	146,695,815	—	—	146,695,815
Materials	48,381,045	—	—	48,381,045
Telecommunication Services	7,996,707	—	—	7,996,707
Utilities	83,324,548	—	—	83,324,548
Total Equity Securities	1,225,187,833	—	—	1,225,187,833
Mutual Funds
Money Market Funds	8,261,283	—	—	8,261,283
Total Mutual Funds	8,261,283	—	—	8,261,283
Total	1,233,449,116	—	—	1,233,449,116

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Small Cap Value Fund I

Statement of Assets and Liabilities

October 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $898,118,143)	$1,225,187,833
Affiliated issuers (identified cost $8,261,283)	8,261,283
Total investments (identified cost $906,379,426)	1,233,449,116
Receivable for:
Investments sold	3,570,623
Capital shares sold	890,207
Dividends	523,168
Reclaims	4,075
Prepaid expenses	11,162
Trustees' deferred compensation plan	107,675
Other assets	11,698
Total assets	1,238,567,724
Liabilities
Payable for:
Investments purchased	3,361,038
Capital shares purchased	3,282,435
Investment management fees	25,189
Distribution and/or service fees	3,484
Transfer agent fees	328,178
Administration fees	2,539
Compensation of board members	419
Chief compliance officer expenses	94
Other expenses	85,573
Trustees' deferred compensation plan	107,675
Total liabilities	7,196,624
Net assets applicable to outstanding capital stock	$1,231,371,100
Represented by
Paid-in capital	$742,582,061
Undistributed net investment income	3,568,260
Accumulated net realized gain	158,151,244
Unrealized appreciation (depreciation) on:
Investments	327,069,690
Foreign currency translations	(155)
Total — representing net assets applicable to outstanding capital stock	$1,231,371,100

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Small Cap Value Fund I

Statement of Assets and Liabilities (continued)

October 31, 2014 (Unaudited)

Class A
Net assets	$354,308,185
Shares outstanding	7,307,339
Net asset value per share(a)	$48.49
Maximum offering price per share(b)	$51.45
Class B
Net assets	$3,011,908
Shares outstanding	82,823
Net asset value per share(a)	$36.37
Class C
Net assets	$34,943,833
Shares outstanding	889,079
Net asset value per share	$39.30
Class I
Net assets	$70,407,706
Shares outstanding	1,358,677
Net asset value per share	$51.82
Class R
Net assets	$3,328,500
Shares outstanding	68,666
Net asset value per share	$48.47
Class R4
Net assets	$12,906,752
Shares outstanding	245,137
Net asset value per share	$52.65
Class R5
Net assets	$3,843,453
Shares outstanding	72,998
Net asset value per share	$52.65
Class Y
Net assets	$11,003,944
Shares outstanding	212,200
Net asset value per share(a)	$51.86
Class Z
Net assets	$737,616,819
Shares outstanding	14,264,129
Net asset value per share	$51.71

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

(b) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Small Cap Value Fund I

Statement of Operations

Six Months Ended October 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$11,231,939
Dividends — affiliated issuers	8,507
Foreign taxes withheld	(4,535)
Total income	11,235,911
Expenses:
Investment management fees	4,895,328
Distribution and/or service fees
Class A	481,299
Class B	17,563
Class C	183,492
Class R	8,388
Transfer agent fees
Class A	380,086
Class B	3,468
Class C	36,230
Class R	3,311
Class R4	12,372
Class R5	790
Class Z	771,389
Administration fees	493,314
Compensation of board members	26,714
Custodian fees	7,911
Printing and postage fees	125,747
Registration fees	72,556
Professional fees	32,453
Chief compliance officer expenses	357
Other	16,320
Total expenses	7,569,088
Expense reductions	(4,852)
Total net expenses	7,564,236
Net investment income	3,671,675
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	47,745,816
Net realized gain	47,745,816
Net change in unrealized appreciation (depreciation) on:
Investments	(45,008,194)
Foreign currency translations	(436)
Net change in unrealized depreciation	(45,008,630)
Net realized and unrealized gain	2,737,186
Net increase in net assets resulting from operations	$6,408,861

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Small Cap Value Fund I

Statement of Changes in Net Assets

	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$3,671,675	$6,234,631
Net realized gain	47,745,816	247,120,234
Net change in unrealized appreciation (depreciation)	(45,008,630)	55,468,451
Net increase in net assets resulting from operations	6,408,861	308,823,316
Distributions to shareholders
Net investment income
Class A	—	(2,639,782)
Class I	—	(353,741)
Class R	—	(9,230)
Class R4	—	(50,230)
Class R5	—	(16,502)
Class Y	—	(195,444)
Class Z	—	(6,486,939)
Net realized gains
Class A	—	(63,381,884)
Class B	—	(802,807)
Class C	—	(6,192,777)
Class I	—	(4,842,442)
Class R	—	(375,503)
Class R4	—	(875,849)
Class R5	—	(239,324)
Class Y	—	(2,779,387)
Class Z	—	(110,482,687)
Total distributions to shareholders	—	(199,724,528)
Decrease in net assets from capital stock activity	(125,351,208)	(310,730,846)
Total decrease in net assets	(118,942,347)	(201,632,058)
Net assets at beginning of period	1,350,313,447	1,551,945,505
Net assets at end of period	$1,231,371,100	$1,350,313,447
Undistributed (excess of distributions over) net investment income	$3,568,260	$(103,415)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Small Cap Value Fund I

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	332,158	16,024,700	1,275,127	62,229,964
Distributions reinvested	—	—	1,335,341	61,345,576
Redemptions	(1,566,351)	(75,537,804)	(5,434,138)	(263,135,965)
Net decrease	(1,234,193)	(59,513,104)	(2,823,670)	(139,560,425)
Class B shares
Subscriptions	252	9,356	1,461	51,382
Distributions reinvested	—	—	21,098	731,877
Redemptions(a)	(27,094)	(982,395)	(64,889)	(2,464,264)
Net decrease	(26,842)	(973,039)	(42,330)	(1,681,005)
Class C shares
Subscriptions	7,104	274,968	47,059	1,842,174
Distributions reinvested	—	—	134,904	5,057,561
Redemptions	(75,314)	(2,928,783)	(163,252)	(6,595,486)
Net increase (decrease)	(68,210)	(2,653,815)	18,711	304,249
Class I shares
Subscriptions	352,875	18,165,017	272,428	13,086,199
Distributions reinvested	—	—	106,220	5,194,179
Redemptions	(1,561)	(83,276)	(608,271)	(33,196,017)
Net increase (decrease)	351,314	18,081,741	(229,623)	(14,915,639)
Class R shares
Subscriptions	3,222	156,437	21,950	1,073,658
Distributions reinvested	—	—	8,333	383,555
Redemptions	(4,157)	(200,137)	(9,692)	(471,602)
Net increase (decrease)	(935)	(43,700)	20,591	985,611
Class R4 shares
Subscriptions	93,592	4,984,442	190,091	10,229,710
Distributions reinvested	—	—	18,598	925,638
Redemptions	(32,355)	(1,687,502)	(24,847)	(1,293,213)
Net increase	61,237	3,296,940	183,842	9,862,135
Class R5 shares
Subscriptions	29,837	1,579,328	52,532	2,825,415
Distributions reinvested	—	—	5,137	255,380
Redemptions	(4,549)	(236,243)	(10,017)	(527,654)
Net increase	25,288	1,343,085	47,652	2,553,141

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Small Cap Value Fund I

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	40,815	2,104,698	567,044	29,222,645
Distributions reinvested	—	—	57,237	2,800,622
Redemptions	(27,484)	(1,403,254)	(450,869)	(21,796,878)
Net increase	13,331	701,444	173,412	10,226,389
Class Z shares
Subscriptions	932,207	47,891,835	2,658,242	137,515,061
Distributions reinvested	—	—	1,942,659	94,957,189
Redemptions	(2,615,344)	(133,482,595)	(7,909,637)	(410,977,552)
Net decrease	(1,683,137)	(85,590,760)	(3,308,736)	(178,505,302)
Total net decrease	(2,562,147)	(125,351,208)	(5,960,151)	(310,730,846)

(a)  Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Small Cap Value Fund I

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended June 30,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$48.23		$45.66		$41.67		$46.21		$35.84		$29.29		$39.50
Income from investment operations:
Net investment income	0.10		0.14		0.29		0.14		0.16		0.15		0.23	(b)
Net realized and unrealized gain (loss)	0.16		9.96		5.58		(1.81)		10.80		6.58		(8.50)
Total from investment operations	0.26		10.10		5.87		(1.67)		10.96		6.73		(8.27)
Less distributions to shareholders:
Net investment income	—		(0.30)		(0.24)		(0.16)		(0.44)		(0.18)		(0.01)
Net realized gains	—		(7.23)		(1.64)		(2.72)		(0.15)		—		(1.93)
Total distributions to shareholders	—		(7.53)		(1.88)		(2.88)		(0.59)		(0.18)		(1.94)
Proceeds from regulatory settlements	—		—		—		0.01		—		0.00	(c)	0.00	(c)
Net asset value, end of period	$48.49		$48.23		$45.66		$41.67		$46.21		$35.84		$29.29
Total return	0.54%		22.95%		14.68%		(3.21	%)(d)	30.67%		22.99%		(20.73%)
Ratios to average net assets(e)
Total gross expenses	1.32	%(f)	1.31	%(g)	1.32%		1.31	%(f)	1.25	%(g)	1.27	%(g)	1.38	%(g)
Total net expenses(h)	1.32	%(f)(i)	1.31	%(g)(i)	1.32	%(i)	1.31	%(f)(i)	1.25	%(g)(i)	1.27	%(g)(i)	1.38	%(g)(i)
Net investment income	0.41	%(f)	0.28%		0.70%		0.41	%(f)	0.37%		0.43%		0.74%
Supplemental data
Net assets, end of period (in thousands)	$354,308		$411,968		$518,968		$587,332		$704,167		$593,209		$443,154
Portfolio turnover	22%		38%		42%		23%		31%		30%		50%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)  Rounds to zero.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended June 30,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$36.31		$35.96		$33.22		$37.54		$29.17		$23.96		$33.00
Income from investment operations:
Net investment income (loss)	(0.06)		(0.18)		0.04		(0.10)		(0.13)		(0.10)		(0.01	)(b)
Net realized and unrealized gain (loss)	0.12		7.76		4.34		(1.50)		8.80		5.38		(7.10)
Total from investment operations	0.06		7.58		4.38		(1.60)		8.67		5.28		(7.11)
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.15)		(0.07)		—
Net realized gains	—		(7.23)		(1.64)		(2.72)		(0.15)		—		(1.93)
Total distributions to shareholders	—		(7.23)		(1.64)		(2.72)		(0.30)		(0.07)		(1.93)
Proceeds from regulatory settlements	—		—		—		0.00	(c)	—		0.00	(c)	0.00	(c)
Net asset value, end of period	$36.37		$36.31		$35.96		$33.22		$37.54		$29.17		$23.96
Total return	0.17%		22.02%		13.84%		(3.85	%)(d)	29.76%		22.02%		(21.31%)
Ratios to average net assets(e)
Total gross expenses	2.07	%(f)	2.06	%(g)	2.06%		2.07	%(f)	2.00	%(g)	2.02	%(g)	2.13	%(g)
Total net expenses(h)	2.07	%(f)(i)	2.06	%(g)(i)	2.06	%(i)	2.07	%(f)(i)	2.00	%(g)(i)	2.02	%(g)(i)	2.13	%(g)(i)
Net investment income (loss)	(0.33	%)(f)	(0.46%)		0.11%		(0.37	%)(f)	(0.38%)		(0.33%)		(0.02%)
Supplemental data
Net assets, end of period (in thousands)	$3,012		$3,982		$5,466		$10,427		$17,908		$22,775		$28,977
Portfolio turnover	22%		38%		42%		23%		31%		30%		50%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)  Rounds to zero.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended June 30,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$39.24		$38.36		$35.33		$39.73		$30.87		$25.35		$34.76
Income from investment operations:
Net investment loss	(0.07)		(0.19)		(0.01)		(0.10)		(0.14)		(0.10)		(0.00	)(b)(c)
Net realized and unrealized gain (loss)	0.13		8.30		4.68		(1.58)		9.30		5.69		(7.48)
Total from investment operations	0.06		8.11		4.67		(1.68)		9.16		5.59		(7.48)
Less distributions to shareholders:
Net investment income	—		—		—		—		(0.15)		(0.07)		—
Net realized gains	—		(7.23)		(1.64)		(2.72)		(0.15)		—		(1.93)
Total distributions to shareholders	—		(7.23)		(1.64)		(2.72)		(0.30)		(0.07)		(1.93)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—		0.00	(b)	0.00	(b)
Net asset value, end of period	$39.30		$39.24		$38.36		$35.33		$39.73		$30.87		$25.35
Total return	0.15%		22.03%		13.83%		(3.84	%)(d)	29.71%		22.04%		(21.30%)
Ratios to average net assets(e)
Total gross expenses	2.07	%(f)	2.06	%(g)	2.07%		2.06	%(f)	2.00	%(g)	2.02	%(g)	2.13	%(g)
Total net expenses(h)	2.07	%(f)(i)	2.06	%(g)(i)	2.07	%(i)	2.06	%(f)(i)	2.00	%(g)(i)	2.02	%(g)(i)	2.13	%(g)(i)
Net investment loss	(0.34	%)(f)	(0.48%)		(0.04%)		(0.34	%)(f)	(0.38%)		(0.33%)		(0.01%)
Supplemental data
Net assets, end of period (in thousands)	$34,944		$37,568		$36,007		$42,092		$52,248		$49,888		$44,377
Portfolio turnover	22%		38%		42%		23%		31%		30%		50%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Rounds to zero.

(c)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,					Year Ended June 30,
Class I	(Unaudited)		2014		2013	2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$51.43		$48.25		$43.93	$48.60		$40.40
Income from investment operations:
Net investment income	0.22		0.39		0.52	0.31		0.30
Net realized and unrealized gain (loss)	0.17		10.55		5.87	(1.90)		8.66
Total from investment operations	0.39		10.94		6.39	(1.59)		8.96
Less distributions to shareholders:
Net investment income	—		(0.53)		(0.43)	(0.37)		(0.61)
Net realized gains	—		(7.23)		(1.64)	(2.72)		(0.15)
Total distributions to shareholders	—		(7.76)		(2.07)	(3.09)		(0.76)
Proceeds from regulatory settlements	—		—		—	0.01		—
Net asset value, end of period	$51.82		$51.43		$48.25	$43.93		$48.60
Total return	0.76%		23.51%		15.19%	(2.85	%)(c)	22.29%
Ratios to average net assets(d)
Total gross expenses	0.87	%(e)	0.86	%(f)	0.87%	0.86	%(e)	0.83	%(e)(f)
Total net expenses(g)	0.87	%(e)	0.86	%(f)	0.87%	0.86	%(e)	0.83	%(e)(f)(h)
Net investment income	0.84	%(e)	0.74%		1.17%	0.85	%(e)	0.84	%(e)
Supplemental data
Net assets, end of period (in thousands)	$70,408		$51,812		$59,690	$54,312		$75,716
Portfolio turnover	22%		38%		42%	23%		31%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) through the stated period end.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended June 30,
Class R	(Unaudited)		2014		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$48.28		$45.70		$41.70		$46.23		$38.43
Income from investment operations:
Net investment income	0.04		0.01		0.14		0.12		0.09
Net realized and unrealized gain (loss)	0.15		9.98		5.63		(1.86)		8.22
Total from investment operations	0.19		9.99		5.77		(1.74)		8.31
Less distributions to shareholders:
Net investment income	—		(0.18)		(0.13)		(0.08)		(0.36)
Net realized gains	—		(7.23)		(1.64)		(2.72)		(0.15)
Total distributions to shareholders	—		(7.41)		(1.77)		(2.80)		(0.51)
Proceeds from regulatory settlements	—		—		—		0.01		—
Net asset value, end of period	$48.47		$48.28		$45.70		$41.70		$46.23
Total return	0.39%		22.65%		14.40%		(3.37	%)(c)	21.68%
Ratios to average net assets(d)
Total gross expenses	1.57	%(e)	1.56	%(f)	1.57%		1.53	%(e)	1.50	%(e)(f)
Total net expenses(g)	1.57	%(e)(h)	1.56	%(f)(h)	1.57	%(h)	1.53	%(e)(h)	1.50	%(e)(f)(h)
Net investment income	0.15	%(e)	0.01%		0.33%		0.34	%(e)	0.27	%(e)
Supplemental data
Net assets, end of period (in thousands)	$3,329		$3,360		$2,240		$1,869		$21
Portfolio turnover	22%		38%		42%		23%		31%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  For the period from September 27, 2010 (commencement of operations) through the stated period end.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$52.31		$48.96		$43.31
Income from investment operations:
Net investment income	0.17		0.27		0.22
Net realized and unrealized gain	0.17		10.73		7.42
Total from investment operations	0.34		11.00		7.64
Less distributions to shareholders:
Net investment income	—		(0.42)		(0.35)
Net realized gains	—		(7.23)		(1.64)
Total distributions to shareholders	—		(7.65)		(1.99)
Net asset value, end of period	$52.65		$52.31		$48.96
Total return	0.65%		23.26%		18.27%
Ratios to average net assets(b)
Total gross expenses	1.07	%(c)	1.06	%(d)	0.99	%(c)
Total net expenses(f)	1.07	%(c)(e)	1.06	%(d)(e)	0.99	%(c)
Net investment income	0.65	%(c)	0.51%		1.00	%(c)
Supplemental data
Net assets, end of period (in thousands)	$12,907		$9,620		$3
Portfolio turnover	22%		38%		42%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$52.27		$48.93		$43.31
Income from investment operations:
Net investment income	0.20		0.32		0.24
Net realized and unrealized gain	0.18		10.75		7.41
Total from investment operations	0.38		11.07		7.65
Less distributions to shareholders:
Net investment income	—		(0.50)		(0.39)
Net realized gains	—		(7.23)		(1.64)
Total distributions to shareholders	—		(7.73)		(2.03)
Net asset value, end of period	$52.65		$52.27		$48.93
Total return	0.73%		23.44%		18.31%
Ratios to average net assets(b)
Total gross expenses	0.92	%(c)	0.91	%(d)	0.89	%(c)
Total net expenses(e)	0.92	%(c)	0.91	%(d)	0.89	%(c)
Net investment income	0.77	%(c)	0.61%		1.10	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3,843		$2,494		$3
Portfolio turnover	22%		38%		42%

Notes to Financial Highlights

(a)  For the period from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,					Year Ended June 30,
Class Y	(Unaudited)		2014		2013	2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$51.46		$48.26		$43.93	$48.60		$37.63		$31.68
Income from investment operations:
Net investment income	0.22		0.31		0.50	0.31		0.37		0.31
Net realized and unrealized gain (loss)	0.18		10.63		5.90	(1.90)		11.36		5.88
Total from investment operations	0.40		10.94		6.40	(1.59)		11.73		6.19
Less distributions to shareholders:
Net investment income	—		(0.51)		(0.43)	(0.37)		(0.61)		(0.24)
Net realized gains	—		(7.23)		(1.64)	(2.72)		(0.15)		—
Total distributions to shareholders	—		(7.74)		(2.07)	(3.09)		(0.76)		(0.24)
Proceeds from regulatory settlements	—		—		—	0.01		—		0.00	(c)
Net asset value, end of period	$51.86		$51.46		$48.26	$43.93		$48.60		$37.63
Total return	0.78%		23.50%		15.20%	(2.86	%)(d)	31.27%		19.57%
Ratios to average net assets(e)
Total gross expenses	0.87	%(f)	0.87	%(g)	0.87%	0.86	%(f)	0.81	%(g)	0.85	%(f)(g)
Total net expenses(h)	0.87	%(f)	0.87	%(g)	0.87%	0.86	%(f)	0.81	%(g)(i)	0.85	%(f)(g)(i)
Net investment income	0.84	%(f)	0.61%		1.14%	0.85	%(f)	0.82%		0.85	%(f)
Supplemental data
Net assets, end of period (in thousands)	$11,004		$10,234		$1,229	$1,056		$1,323		$1,111
Portfolio turnover	22%		38%		42%	23%		31%		30%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  For the period from July 15, 2009 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Small Cap Value Fund I

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended June 30,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$51.37		$48.21		$43.89		$48.53		$37.60		$30.68		$41.22
Income from investment operations:
Net investment income	0.17		0.27		0.41		0.24		0.28		0.26		0.32	(b)
Net realized and unrealized gain (loss)	0.17		10.55		5.89		(1.89)		11.34		6.88		(8.87)
Total from investment operations	0.34		10.82		6.30		(1.65)		11.62		7.14		(8.55)
Less distributions to shareholders:
Net investment income	—		(0.43)		(0.34)		(0.28)		(0.54)		(0.22)		(0.06)
Net realized gains	—		(7.23)		(1.64)		(2.72)		(0.15)		—		(1.93)
Total distributions to shareholders	—		(7.66)		(1.98)		(3.00)		(0.69)		(0.22)		(1.99)
Proceeds from regulatory settlements	—		—		—		0.01		—		0.00	(c)	0.00	(c)
Net asset value, end of period	$51.71		$51.37		$48.21		$43.89		$48.53		$37.60		$30.68
Total return	0.66%		23.24%		14.97%		(3.00	%)(d)	31.00%		23.28%		(20.53%)
Ratios to average net assets(e)
Total gross expenses	1.07	%(f)	1.06	%(g)	1.07%		1.06	%(f)	1.00	%(g)	1.02	%(g)	1.13	%(g)
Total net expenses(h)	1.07	%(f)(i)	1.06	%(g)(i)	1.07	%(i)	1.06	%(f)(i)	1.00	%(g)(i)	1.02	%(g)(i)	1.13	%(g)(i)
Net investment income	0.66	%(f)	0.53%		0.93%		0.67	%(f)	0.62%		0.69%		1.00%
Supplemental data
Net assets, end of period (in thousands)	$737,617		$819,275		$928,340		$1,051,352		$1,109,078		$774,590		$364,071
Portfolio turnover	22%		38%		42%		23%		31%		30%		50%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to April 30, 2012. During the period, the Fund's fiscal year end was changed from June 30 to April 30.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.03 per share.

(c)  Rounds to zero.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Small Cap Value Fund I

Notes to Financial Statements

October 31, 2014 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Effective October 1, 2014, the Fund (all share classes listed above other than Class B shares) re-opened to permit new investors and new accounts by existing investors. Prior to October 1, 2014, the Fund was closed to new investors and new accounts.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

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Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

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Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2014 was 0.75% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2014 was 0.08% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund.

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Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended October 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.20
Class R4	0.20
Class R5	0.05
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2014, these minimum account balance fees reduced total expenses by $4,852.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of

Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $13,032 for Class A, $384 for Class B and $37 for Class C shares for the six months ended October 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2014 through August 31, 2015	Prior to September 1, 2014
Class A	1.37%	1.40%
Class B	2.12	2.15
Class C	2.12	2.15
Class I	0.97	1.00
Class R	1.62	1.65
Class R4	1.12	1.15
Class R5	1.02	1.05
Class Y	0.97	1.00
Class Z	1.12	1.15

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes

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Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

(including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2014, the cost of investments for federal income tax purposes was approximately $906,379,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$355,347,000
Unrealized depreciation	(28,277,000)
Net unrealized appreciation	$327,070,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $278,293,186 and $401,907,111, respectively, for the six months ended October 31, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At October 31, 2014, two unaffiliated shareholders of record owned 39.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2014.

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

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Columbia Small Cap Value Fund I

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Notes 3 and 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Columbia Small Cap Value Fund I

Board Consideration and Approval of Advisory Agreement

On June 11, 2014, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Small Cap Value Fund I (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 4, 2014, April 30, 2014 and June 10, 2014 and at Board meetings held on April 30, 2014 and June 11, 2014. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 10, 2014, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 11, 2014, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2015 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the annual rates of 1.37% for Class A, 2.12% for Class B, 2.12% for Class C, 0.97% for Class I, 1.62% for Class R, 1.12% for Class R4, 1.02% for Class R5, 0.97% for Class Y and 1.12% for Class Z;

•  The terms and conditions of the Advisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

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Columbia Small Cap Value Fund I

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2013, the Fund's performance was in the seventy-first, eighty-third and eighty-sixth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a

Semiannual Report 2014
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Columbia Small Cap Value Fund I

Board Consideration and Approval of Advisory Agreement (continued)

percentage of average daily net assets. The Committee and the Board also considered data provided by the independent fee consultant. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are ranked in the third and second quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2013 to profitability levels realized in 2012. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

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Columbia Small Cap Value Fund I

Board Consideration and Approval of Advisory Agreement (continued)

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2014
36

Columbia Small Cap Value Fund I

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
37

Columbia Small Cap Value Fund I

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR229_04_D01_(12/14)

Semiannual Report

October 31, 2014

Columbia U.S. Treasury Index Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at columbiamanagement.com/
market-insights/videos.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

>  Youtube.com/columbiamanagement
View our commentaries on the economy, markets and current investment opportunities.

>  Linkedin.com/company/columbia-management
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

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Visit the Columbia Management email subscription center at columbiamanagement.com/subscribe to register for economic and market commentary, product and service updates, white papers and more.

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Quarterly publication featuring the Columbia Management Asset Allocation Team's perspective on global economic investment conditions and markets

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Quarterly publication featuring more than 40 charts and graphs that highlight the current state of the economy and markets; includes straightforward insight on current investment opportunities

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Not part of the shareholder report

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia U.S. Treasury Index Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	21
Board Consideration and Approval of Advisory Agreement	27
Important Information About This Report	31

Semiannual Report 2014

Columbia U.S. Treasury Index Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia U.S. Treasury Index Fund (the Fund) Class A shares returned 1.84% excluding sales charges for the six months ended October 31, 2014.

>  The Fund underperformed its benchmark, the Citigroup Bond U.S. Treasury Index, which returned 2.07% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	11/25/02
Excluding sales charges		1.84	2.31	2.99	3.77
Including sales charges		-3.00	-2.57	1.99	3.27
Class B	11/25/02
Excluding sales charges		1.54	1.55	2.22	3.00
Including sales charges		-3.46	-3.44	1.85	3.00
Class C	11/25/02
Excluding sales charges		1.60	1.69	2.37	3.15
Including sales charges		0.60	0.69	2.37	3.15
Class I *	09/27/10	2.04	2.55	3.24	4.02
Class R5 *	11/08/12	1.95	2.55	3.24	4.02
Class W *	06/18/12	1.82	2.30	2.85	3.59
Class Z	06/04/91	2.04	2.55	3.24	4.02
Citigroup Bond U.S. Treasury Index		2.07	2.72	3.40	4.22

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Citigroup Bond U.S. Treasury Index, an index composed of all U.S. Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
3

Columbia U.S. Treasury Index Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Orhan Imer, PhD, CFA

William Finan

Portfolio Breakdown (%) (at October 31, 2014)
Money Market Funds	0.2
U.S. Treasury Obligations	99.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at October 31, 2014)
AAA rating	100.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Semiannual Report 2014
4

Columbia U.S. Treasury Index Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2014 – October 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,018.40	1,023.09	2.14	2.14	0.42
Class B	1,000.00	1,000.00	1,015.40	1,019.31	5.94	5.96	1.17
Class C	1,000.00	1,000.00	1,016.00	1,019.91	5.34	5.35	1.05
Class I	1,000.00	1,000.00	1,020.40	1,024.20	1.02	1.02	0.20
Class R5	1,000.00	1,000.00	1,019.50	1,024.20	1.02	1.02	0.20
Class W	1,000.00	1,000.00	1,018.20	1,022.94	2.29	2.29	0.45
Class Z	1,000.00	1,000.00	1,020.40	1,024.20	1.02	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
5

Columbia U.S. Treasury Index Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

U.S. Treasury Obligations 99.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury 12/15/15	0.250%	3,950,000	3,953,085
01/31/16	0.375%	2,345,000	2,349,763
01/31/16	2.000%	14,850,000	15,177,160
03/15/16	0.375%	5,605,000	5,612,882
04/15/16	0.250%	5,455,000	5,451,165
04/30/16	0.375%	2,505,000	2,507,152
05/31/16	0.375%	1,520,000	1,521,069
06/15/16	0.500%	8,770,000	8,790,829
06/30/16	0.500%	4,175,000	4,184,133
07/31/16	0.500%	955,000	956,940
08/15/16	0.625%	6,475,000	6,497,258
08/31/16	0.500%	2,925,000	2,929,113
09/15/16	0.875%	2,370,000	2,387,220
09/30/16	0.500%	215,000	215,134
09/30/16	1.000%	5,070,000	5,118,322
10/15/16	0.625%	3,850,000	3,859,625
11/15/16	0.625%	2,540,000	2,544,168
11/15/16	7.500%	4,350,000	4,960,701
12/15/16	0.625%	3,570,000	3,573,906
02/15/17	0.625%	5,200,000	5,197,561
04/15/17	0.875%	3,915,000	3,931,212
04/30/17	3.125%	6,635,000	7,025,841
05/31/17	0.625%	4,620,000	4,600,508
06/15/17	0.875%	3,035,000	3,041,639
08/15/17	0.875%	3,240,000	3,240,518
08/31/17	0.625%	3,030,000	3,006,566
08/31/17	1.875%	7,170,000	7,366,056
10/15/17	0.875%	915,000	913,713
10/31/17	0.750%	3,200,000	3,179,025
10/31/17	1.875%	7,445,000	7,645,665
02/15/18	3.500%	10,790,000	11,622,859
04/30/18	0.625%	2,780,000	2,726,354
05/15/18	3.875%	5,755,000	6,290,037
06/30/18	2.375%	2,820,000	2,932,580
08/31/18	1.500%	3,630,000	3,655,806
09/30/18	1.375%	1,595,000	1,597,243
12/31/18	1.500%	1,840,000	1,845,463
02/28/19	1.500%	1,445,000	1,446,468
03/31/19	1.500%	1,870,000	1,870,146
03/31/19	1.625%	1,715,000	1,723,843
04/30/19	1.625%	1,735,000	1,742,726
05/31/19	1.500%	1,755,000	1,751,709
06/30/19	1.625%	1,625,000	1,630,205
07/31/19	1.625%	3,660,000	3,668,006
09/30/19	1.750%	1,660,000	1,671,024
11/15/19	3.375%	9,550,000	10,346,833
12/31/19	1.125%	1,735,000	1,686,338
03/31/20	1.125%	2,130,000	2,061,440
05/15/20	3.500%	2,350,000	2,566,273
05/31/20	1.375%	2,700,000	2,639,882
07/31/20	2.000%	1,015,000	1,025,467
08/15/20	2.625%	5,305,000	5,532,537
08/31/20	2.125%	1,495,000	1,517,192
09/30/20	2.000%	2,580,000	2,598,140
10/31/20	1.750%	2,455,000	2,434,093
11/30/20	2.000%	1,270,000	1,275,853
12/31/20	2.375%	1,390,000	1,426,054

U.S. Treasury Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/31/21	2.125%	875,000	883,955
02/15/21	3.625%	7,430,000	8,173,000
02/28/21	2.000%	1,900,000	1,903,859
03/31/21	2.250%	1,310,000	1,331,594
04/30/21	2.250%	1,375,000	1,396,699
05/15/21	3.125%	5,555,000	5,943,417
05/31/21	2.000%	1,540,000	1,539,398
06/30/21	2.125%	1,375,000	1,384,131
07/31/21	2.250%	1,430,000	1,450,891
08/31/21	2.000%	1,475,000	1,471,658
09/30/21	2.125%	1,365,000	1,372,678
02/15/22	2.000%	2,255,000	2,243,901
02/15/23	2.000%	2,570,000	2,532,051
05/15/23	1.750%	1,595,000	1,535,188
08/15/23	2.500%	1,605,000	1,637,978
11/15/23	2.750%	2,790,000	2,900,292
02/15/24	2.750%	2,760,000	2,866,519
05/15/24	2.500%	3,150,000	3,200,696
08/15/24	2.375%	3,115,000	3,127,167
02/15/26	6.000%	2,585,000	3,490,153
11/15/28	5.250%	905,000	1,183,853
02/15/29	5.250%	780,000	1,021,434
02/15/31	5.375%	100,000	135,063
11/15/39	4.375%	2,330,000	2,914,320
02/15/40	4.625%	1,090,000	1,413,594
05/15/40	4.375%	2,000,000	2,505,312
11/15/40	4.250%	4,135,000	5,090,896
02/15/41	4.750%	4,215,000	5,595,412
02/15/43	3.125%	1,920,000	1,942,650
05/15/43	2.875%	2,280,000	2,195,213
08/15/43	3.625%	2,160,000	2,396,082
11/15/43	3.750%	1,980,000	2,246,371
02/15/44	3.625%	2,015,000	2,236,178
05/15/44	3.375%	2,220,000	2,355,107
08/15/44	3.125%	2,025,000	2,049,997
Total U.S. Treasury Obligations (Cost: $289,934,352)			298,689,207

Money Market Funds 0.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.092%(a)(b)	716,356	716,356
Total Money Market Funds (Cost: $716,356)		716,356
Total Investments (Cost: $290,650,708)		299,405,563
Other Assets & Liabilities, Net		1,257,934
Net Assets		300,663,497

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia U.S. Treasury Index Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  The rate shown is the seven-day current annualized yield at October 31, 2014.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,373,046	21,482,346	(22,139,036)	716,356	517	716,356

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia U.S. Treasury Index Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, Information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
U.S. Treasury Obligations	298,689,207	—	—	298,689,207
Total Bonds	298,689,207	—	—	298,689,207
Mutual Funds
Money Market Funds	716,356	—	—	716,356
Total Mutual Funds	716,356	—	—	716,356
Total	299,405,563	—	—	299,405,563

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia U.S. Treasury Index Fund

Statement of Assets and Liabilities

October 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $289,934,352)	$298,689,207
Affiliated issuers (identified cost $716,356)	716,356
Total investments (identified cost $290,650,708)	299,405,563
Receivable for:
Investments sold	8,706,281
Capital shares sold	447,892
Dividends	44
Interest	1,704,930
Expense reimbursement due from Investment Manager	1,724
Trustees' deferred compensation plan	41,522
Other assets	454
Total assets	310,308,410
Liabilities
Payable for:
Investments purchased	8,925,833
Capital shares purchased	290,498
Dividend distributions to shareholders	383,283
Investment management fees	825
Distribution and/or service fees	364
Administration fees	2,475
Other expenses	113
Trustees' deferred compensation plan	41,522
Total liabilities	9,644,913
Net assets applicable to outstanding capital stock	$300,663,497
Represented by
Paid-in capital	$292,322,729
Excess of distributions over net investment income	(42,377)
Accumulated net realized loss	(371,710)
Unrealized appreciation (depreciation) on:
Investments	8,754,855
Total — representing net assets applicable to outstanding capital stock	$300,663,497

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia U.S. Treasury Index Fund

Statement of Assets and Liabilities (continued)

October 31, 2014 (Unaudited)

Class A
Net assets	$22,080,447
Shares outstanding	1,978,511
Net asset value per share	$11.16
Maximum offering price per share(a)	$11.72
Class B
Net assets	$1,320,904
Shares outstanding	118,390
Net asset value per share	$11.16
Class C
Net assets	$6,909,779
Shares outstanding	619,346
Net asset value per share	$11.16
Class I
Net assets	$66,871,547
Shares outstanding	5,993,715
Net asset value per share	$11.16
Class R5
Net assets	$1,715,563
Shares outstanding	153,994
Net asset value per share	$11.14
Class W
Net assets	$11,471,696
Shares outstanding	1,028,881
Net asset value per share	$11.15
Class Z
Net assets	$190,293,561
Shares outstanding	17,055,923
Net asset value per share	$11.16

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia U.S. Treasury Index Fund

Statement of Operations

Six Months Ended October 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$517
Interest	2,637,290
Total income	2,637,807
Expenses:
Investment management fees	152,517
Distribution and/or service fees
Class A	27,089
Class B	6,689
Class C	32,964
Class W	14,809
Administration fees	457,552
Compensation of board members	13,658
Other	285
Total expenses	705,563
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(318,977)
Fees waived by Distributor — Class A	(3,664)
Fees waived by Distributor — Class B	(225)
Fees waived by Distributor — Class C	(4,944)
Expense reductions	(1,237)
Total net expenses	376,516
Net investment income	2,261,291
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	1,172,284
Net realized gain	1,172,284
Net change in unrealized appreciation (depreciation) on:
Investments	2,429,834
Net change in unrealized appreciation	2,429,834
Net realized and unrealized gain	3,602,118
Net increase in net assets resulting from operations	$5,863,409

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia U.S. Treasury Index Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$2,261,291	$4,502,835
Net realized gain (loss)	1,172,284	(1,223,653)
Net change in unrealized appreciation (depreciation)	2,429,834	(10,085,898)
Net increase (decrease) in net assets resulting from operations	5,863,409	(6,806,716)
Distributions to shareholders
Net investment income
Class A	(139,271)	(333,673)
Class B	(3,576)	(9,781)
Class C	(21,565)	(53,673)
Class I	(515,892)	(855,897)
Class R5	(11,114)	(16,622)
Class W	(74,313)	(255,575)
Class Z	(1,454,788)	(3,193,686)
Net realized gains
Class A	—	(257,886)
Class B	—	(18,327)
Class C	—	(78,423)
Class I	—	(587,116)
Class R5	—	(21,912)
Class W	—	(148,597)
Class Z	—	(2,175,967)
Total distributions to shareholders	(2,220,519)	(8,007,135)
Decrease in net assets from capital stock activity	(9,196,350)	(31,190,969)
Total decrease in net assets	(5,553,460)	(46,004,820)
Net assets at beginning of period	306,216,957	352,221,777
Net assets at end of period	$300,663,497	$306,216,957
Excess of distributions over net investment income	$(42,377)	$(83,149)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia U.S. Treasury Index Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions(a)	564,651	6,273,803	3,089,364	34,469,246
Distributions reinvested	10,236	113,656	47,396	523,674
Redemptions	(606,159)	(6,725,495)	(3,568,295)	(39,553,756)
Net decrease	(31,272)	(338,036)	(431,535)	(4,560,836)
Class B shares
Subscriptions	2,219	25,039	877	9,660
Distributions reinvested	193	2,139	1,533	16,886
Redemptions(a)	(19,056)	(210,896)	(54,986)	(610,402)
Net decrease	(16,644)	(183,718)	(52,576)	(583,856)
Class C shares
Subscriptions	140,664	1,562,289	67,813	752,416
Distributions reinvested	1,881	20,888	11,673	128,643
Redemptions	(105,283)	(1,167,815)	(374,983)	(4,184,965)
Net increase (decrease)	37,262	415,362	(295,497)	(3,303,906)
Class I shares
Subscriptions	23,879	264,457	1,806,924	19,904,153
Distributions reinvested	46,462	515,815	130,700	1,442,939
Redemptions	(267,653)	(2,981,038)	(516,420)	(5,734,581)
Net increase (decrease)	(197,312)	(2,200,766)	1,421,204	15,612,511
Class R5 shares
Subscriptions	29,641	329,670	236,269	2,612,661
Distributions reinvested	996	11,037	3,498	38,414
Redemptions	(6,591)	(72,948)	(110,033)	(1,209,299)
Net increase	24,046	267,759	129,734	1,441,776
Class W shares
Subscriptions	63,716	706,854	325,889	3,635,261
Distributions reinvested	6,692	74,239	36,538	404,116
Redemptions	(145,839)	(1,615,781)	(1,791,262)	(19,964,892)
Net decrease	(75,431)	(834,688)	(1,428,835)	(15,925,515)
Class Z shares
Subscriptions	1,937,578	21,458,031	3,960,069	43,966,964
Distributions reinvested	90,471	1,004,388	335,254	3,701,838
Redemptions	(2,595,862)	(28,784,682)	(6,431,875)	(71,539,945)
Net decrease	(567,813)	(6,322,263)	(2,136,552)	(23,871,143)
Total net decrease	(827,164)	(9,196,350)	(2,794,057)	(31,190,969)

(a)   Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia U.S. Treasury Index Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.03		$11.52		$11.74		$11.59		$11.03		$11.12		$11.64
Income from investment operations:
Net investment income	0.07		0.14		0.13		0.01		0.18		0.23		0.27
Net realized and unrealized gain (loss)	0.13		(0.36)		0.11		0.15		0.70		0.22		(0.45)
Total from investment operations	0.20		(0.22)		0.24		0.16		0.88		0.45		(0.18)
Less distributions to shareholders:
Net investment income	(0.07)		(0.15)		(0.13)		(0.01)		(0.19)		(0.27)		(0.34)
Net realized gains	—		(0.12)		(0.33)		—		(0.13)		(0.27)		(0.00	)(b)
Total distributions to shareholders	(0.07)		(0.27)		(0.46)		(0.01)		(0.32)		(0.54)		(0.34)
Net asset value, end of period	$11.16		$11.03		$11.52		$11.74		$11.59		$11.03		$11.12
Total return	1.84%		(1.92%)		2.06%		1.40%		8.01%		4.04%		(1.53%)
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.66%		0.66%		0.66	%(d)	0.66	%(e)	0.66	%(e)	0.66	%(e)
Total net expenses(f)	0.42	%(d)(g)	0.45	%(g)	0.45	%(g)	0.45	%(d)	0.45	%(e)(g)	0.45	%(e)	0.48	%(e)
Net investment income	1.32	%(d)	1.24%		1.15%		1.30	%(d)	1.55%		2.04%		2.44%
Supplemental data
Net assets, end of period (in thousands)	$22,080		$22,163		$28,129		$42,700		$43,818		$41,739		$47,105
Portfolio turnover	29%		76%		99%		7%		106%		142%		118%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class B	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.02		$11.52		$11.74		$11.59		$11.03		$11.12		$11.64
Income from investment operations:
Net investment income	0.03		0.05		0.05		0.01		0.10		0.15		0.19
Net realized and unrealized gain (loss)	0.14		(0.37)		0.10		0.14		0.69		0.22		(0.45)
Total from investment operations	0.17		(0.32)		0.15		0.15		0.79		0.37		(0.26)
Less distributions to shareholders:
Net investment income	(0.03)		(0.06)		(0.04)		(0.00	)(b)	(0.10)		(0.19)		(0.26)
Net realized gains	—		(0.12)		(0.33)		—		(0.13)		(0.27)		(0.00	)(b)
Total distributions to shareholders	(0.03)		(0.18)		(0.37)		(0.00	)(b)	(0.23)		(0.46)		(0.26)
Net asset value, end of period	$11.16		$11.02		$11.52		$11.74		$11.59		$11.03		$11.12
Total return	1.54%		(2.74%)		1.30%		1.34%		7.21%		3.27%		(2.26%)
Ratios to average net assets(c)
Total gross expenses	1.41	%(d)	1.41%		1.40%		1.41	%(d)	1.41	%(e)	1.41	%(e)	1.41	%(e)
Total net expenses(f)	1.17	%(d)(g)	1.20	%(g)	1.20	%(g)	1.20	%(d)	1.20	%(e)(g)	1.20	%(e)	1.23	%(e)
Net investment income	0.56	%(d)	0.49%		0.40%		0.55	%(d)	0.83%		1.29%		1.69%
Supplemental data
Net assets, end of period (in thousands)	$1,321		$1,489		$2,162		$3,102		$3,143		$4,053		$5,810
Portfolio turnover	29%		76%		99%		7%		106%		142%		118%

Notes to Financial Highlights

(a)  For the period April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.02		$11.52		$11.74		$11.59		$11.03		$11.12		$11.64
Income from investment operations:
Net investment income	0.04		0.07		0.06		0.01		0.11		0.16		0.21
Net realized and unrealized gain (loss)	0.14		(0.37)		0.11		0.15		0.70		0.23		(0.46)
Total from investment operations	0.18		(0.30)		0.17		0.16		0.81		0.39		(0.25)
Less distributions to shareholders:
Net investment income	(0.04)		(0.08)		(0.06)		(0.01)		(0.12)		(0.21)		(0.27)
Net realized gains	—		(0.12)		(0.33)		—		(0.13)		(0.27)		(0.00	)(b)
Total distributions to shareholders	(0.04)		(0.20)		(0.39)		(0.01)		(0.25)		(0.48)		(0.27)
Net asset value, end of period	$11.16		$11.02		$11.52		$11.74		$11.59		$11.03		$11.12
Total return	1.60%		(2.59%)		1.45%		1.35%		7.37%		3.42%		(2.12%)
Ratios to average net assets(c)
Total gross expenses	1.41	%(d)	1.41%		1.41%		1.41	%(d)	1.41	%(e)	1.41	%(e)	1.41	%(e)
Total net expenses(f)	1.05	%(d)(g)	1.05	%(g)	1.05	%(g)	1.05	%(d)	1.05	%(e)(g)	1.05	%(e)	1.08	%(e)
Net investment income	0.68	%(d)	0.64%		0.55%		0.70	%(d)	0.98%		1.44%		1.83%
Supplemental data
Net assets, end of period (in thousands)	$6,910		$6,417		$10,111		$11,628		$12,172		$13,142		$19,568
Portfolio turnover	29%		76%		99%		7%		106%		142%		118%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,				Year Ended March 31,
Class I	(Unaudited)		2014	2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$11.02		$11.52	$11.74	$11.59		$11.03		$11.76
Income from investment operations:
Net investment income	0.09		0.17	0.16	0.02		0.21		0.11
Net realized and unrealized gain (loss)	0.13		(0.38)	0.11	0.14		0.70		(0.43)
Total from investment operations	0.22		(0.21)	0.27	0.16		0.91		(0.32)
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)	(0.16)	(0.01)		(0.22)		(0.15)
Net realized gains	—		(0.12)	(0.33)	—		(0.13)		(0.26)
Total distributions to shareholders	(0.08)		(0.29)	(0.49)	(0.01)		(0.35)		(0.41)
Net asset value, end of period	$11.16		$11.02	$11.52	$11.74		$11.59		$11.03
Total return	2.04%		(1.76%)	2.31%	1.42%		8.29%		(2.78%)
Ratios to average net assets(c)
Total gross expenses	0.41	%(d)	0.41%	0.41%	0.41	%(d)	0.41	%(e)	0.41	%(d)(e)
Total net expenses(f)	0.20	%(d)	0.20%	0.20%	0.20	%(d)	0.20	%(e)	0.20	%(d)(e)
Net investment income	1.53	%(d)	1.49%	1.39%	1.55	%(d)	1.81%		1.96	%(d)
Supplemental data
Net assets, end of period (in thousands)	$66,872		$68,254	$54,959	$91,092		$84,899		$123,074
Portfolio turnover	29%		76%	99%	7%		106%		142%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$11.01		$11.51	$11.68
Income from investment operations:
Net investment income	0.09		0.17	0.08
Net realized and unrealized gain (loss)	0.12		(0.38)	(0.04	)(b)
Total from investment operations	0.21		(0.21)	0.04
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)	(0.08)
Net realized gains	—		(0.12)	(0.13)
Total distributions to shareholders	(0.08)		(0.29)	(0.21)
Net asset value, end of period	$11.14		$11.01	$11.51
Total return	1.95%		(1.76%)	0.31%
Ratios to average net assets(c)
Total gross expenses	0.41	%(d)	0.41%	0.45	%(d)
Total net expenses(e)	0.20	%(d)	0.20%	0.20	%(d)
Net investment income	1.53	%(d)	1.52%	1.41	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,716		$1,431	$2
Portfolio turnover	29%		76%	99%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class W	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$11.02		$11.52		$11.90
Income from investment operations:
Net investment income	0.07		0.14		0.11
Net realized and unrealized gain (loss)	0.13		(0.37)		(0.05	)(b)
Total from investment operations	0.20		(0.23)		0.06
Less distributions to shareholders:
Net investment income	(0.07)		(0.15)		(0.11)
Net realized gains	—		(0.12)		(0.33)
Total distributions to shareholders	(0.07)		(0.27)		(0.44)
Net asset value, end of period	$11.15		$11.02		$11.52
Total return	1.82%		(2.00%)		0.52%
Ratios to average net assets(c)
Total gross expenses	0.66	%(d)	0.66%		0.65	%(d)
Total net expenses(e)	0.45	%(d)(f)	0.45	%(f)	0.45	%(d)
Net investment income	1.28	%(d)	1.24%		1.10	%(d)
Supplemental data
Net assets, end of period (in thousands)	$11,472		$12,167		$29,171
Portfolio turnover	29%		76%		99%

Notes to Financial Highlights

(a)  Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia U.S. Treasury Index Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$11.02		$11.52		$11.74		$11.59		$11.03		$11.11		$11.64
Income from investment operations:
Net investment income	0.09		0.17		0.16		0.02		0.21		0.26		0.30
Net realized and unrealized gain (loss)	0.13		(0.38)		0.11		0.14		0.70		0.23		(0.46)
Total from investment operations	0.22		(0.21)		0.27		0.16		0.91		0.49		(0.16)
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)		(0.16)		(0.01)		(0.22)		(0.30)		(0.37)
Net realized gains	—		(0.12)		(0.33)		—		(0.13)		(0.27)		(0.00	)(b)
Total distributions to shareholders	(0.08)		(0.29)		(0.49)		(0.01)		(0.35)		(0.57)		(0.37)
Net asset value, end of period	$11.16		$11.02		$11.52		$11.74		$11.59		$11.03		$11.11
Total return	2.04%		(1.76%)		2.31%		1.42%		8.28%		4.40%		(1.38%)
Ratios to average net assets(c)
Total gross expenses	0.41	%(d)	0.41%		0.41%		0.41	%(d)	0.41	%(e)	0.41	%(e)	0.41	%(e)
Total net expenses(f)	0.20	%(d)(g)	0.20	%(g)	0.20	%(g)	0.20	%(d)	0.20	%(e)(g)	0.20	%(e)	0.23	%(e)
Net investment income	1.53	%(d)	1.49%		1.40%		1.55	%(d)	1.82%		2.29%		2.64%
Supplemental data
Net assets, end of period (in thousands)	$190,294		$194,297		$227,687		$271,853		$267,044		$241,078		$301,978
Portfolio turnover	29%		76%		99%		7%		106%		142%		118%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia U.S. Treasury Index Fund

Notes to Financial Statements

October 31, 2014 (Unaudited)

Note 1. Organization

Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares are not subject to a contingent deferred sales charge (CDSC).

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

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Columbia U.S. Treasury Index Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to 0.10% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.30% of the Fund's average daily net assets.

The Investment Manager, from the administration fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, interest, fees and expenses of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and plan administration fees and any extraordinary non-recurring expenses that may arise, including litigation.

Semiannual Report 2014
22

Columbia U.S. Treasury Index Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The transfer agent fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $1,237.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares, respectively.

Effective September 1, 2014, the Distributor has voluntarily agreed to waive a portion of the service fee for Class A, Class B and Class C shares so that the service fee does not exceed 0.15% annually of the average daily net assets attributable to each such share class. This arrangement may be modified or terminated by the Distributor at any time.

Effective September 1, 2014, the Distributor has also voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.70% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time. Prior to September 1, 2014, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.60% annually of the average daily net assets attributable to Class C shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $9,962 for Class A, $731 for Class B, and $580 for Class C shares for the six months ended October 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses

Semiannual Report 2014
23

Columbia U.S. Treasury Index Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through August 31, 2015
Class A	0.45%
Class B	1.20
Class C	1.20
Class I	0.20
Class R5	0.20
Class W	0.45
Class Z	0.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class A, Class B and Class C distribution and service fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2014, the cost of investments for federal income tax purposes was approximately $290,651,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,876,000
Unrealized depreciation	(121,000)
Net unrealized appreciation	$8,755,000

The following capital loss carryforwards, determined as of April 30, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited — short-term	723,342

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $86,819,098 and $94,668,680, respectively, for the six months ended October 31, 2014, of which $86,819,098 and $94,668,680, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At October 31, 2014 one unaffiliated shareholder of record owned 18.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 44.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as

Semiannual Report 2014
24

Columbia U.S. Treasury Index Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2014.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements,

Semiannual Report 2014
25

Columbia U.S. Treasury Index Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
26

Columbia U.S. Treasury Index Fund

Board Consideration and Approval of Advisory Agreement

On June 11, 2014, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia U.S. Treasury Index Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 4, 2014, April 30, 2014 and June 10, 2014 and at Board meetings held on April 30, 2014 and June 11, 2014. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 10, 2014, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 11, 2014, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2015 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed an annual rate of 0.45% for Class A, 1.20% for Class B, 1.20% for Class C, 0.20% for Class I, 0.20% for Class R5, 0.45% for Class W and 0.20% for Class Z;

•  The terms and conditions of the Advisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2014
27

Columbia U.S. Treasury Index Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2013, the Fund's performance was in the 37th, 80th and 60th percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the

Semiannual Report 2014
28

Columbia U.S. Treasury Index Fund

Board Consideration and Approval of Advisory Agreement (continued)

Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered data provided by the independent fee consultant. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are ranked in the 4th and 5th quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2013 to profitability levels realized in 2012. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Semiannual Report 2014
29

Columbia U.S. Treasury Index Fund

Board Consideration and Approval of Advisory Agreement (continued)

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2014
30

Columbia U.S. Treasury Index Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
31

Columbia U.S. Treasury Index Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR237_04_D01_(12/14)

Semiannual Report

October 31, 2014

Columbia Bond Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at columbiamanagement.com/
market-insights/videos.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

>  Youtube.com/columbiamanagement
View our commentaries on the economy, markets and current investment opportunities.

>  Linkedin.com/company/columbia-management
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

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Visit the Columbia Management email subscription center at columbiamanagement.com/subscribe to register for economic and market commentary, product and service updates, white papers and more.

>  Columbia Management investor
Quarterly newsletter featuring the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to Columbia Management investors

>  Investment Strategy Outlook
Quarterly publication featuring the Columbia Management Asset Allocation Team's perspective on global economic investment conditions and markets

>  MarketTrack
Quarterly publication featuring more than 40 charts and graphs that highlight the current state of the economy and markets; includes straightforward insight on current investment opportunities

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>  Mutual fund updates
Quarterly portfolio manager commentary and fund fact sheets available for Columbia funds. (Not all funds have a commentary.)

Register today by visiting columbiamanagement.com/subscribe

Not part of the shareholder report

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Bond Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	8
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	28
Notes to Financial Statements	39
Board Consideration and Approval of Advisory Agreement	51
Important Information About This Report	55

Semiannual Report 2014

Columbia Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Bond Fund (the Fund) Class A shares returned 1.89% excluding sales charges for the six-month period that ended October 31, 2014.

>  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.35% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	03/31/08
Excluding sales charges		1.89	3.57	3.94	4.17
Including sales charges		-2.93	-1.32	2.93	3.66
Class B*	03/07/11
Excluding sales charges		1.51	2.80	3.14	3.40
Including sales charges		-3.49	-2.12	2.80	3.40
Class C*	03/31/08
Excluding sales charges		1.56	2.93	3.25	3.46
Including sales charges		0.56	1.94	3.25	3.46
Class I*	09/27/10	2.10	4.01	4.30	4.49
Class R*	11/16/11	1.76	3.31	3.59	3.79
Class R4*	11/08/12	2.13	3.95	4.20	4.44
Class R5*	11/08/12	2.10	3.89	4.22	4.45
Class T*	03/07/11
Excluding sales charges		1.94	3.68	4.02	4.28
Including sales charges		-2.89	-1.22	3.02	3.77
Class W*	09/27/10	1.89	3.56	3.94	4.19
Class Y*	07/15/09	2.10	4.01	4.27	4.49
Class Z	01/09/86	2.02	3.83	4.18	4.43
Barclays U.S. Aggregate Bond Index		2.35	4.14	4.22	4.64

Returns for Class A and Class T are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
3

Columbia Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Carl Pappo, CFA

Michael Zazzarino

Portfolio Breakdown (%) (at October 31, 2014)
Asset-Backed Securities — Agency	4.0
Asset-Backed Securities — Non-Agency	9.2
Commercial Mortgage-Backed Securities — Non-Agency	7.1
Common Stocks	0.0	(a)
Consumer Staples	0.0	(a)
Financials	0.0	(a)
Corporate Bonds & Notes	22.6
Foreign Government Obligations	1.6
Inflation-Indexed Bonds	1.8
Money Market Funds	0.7
Municipal Bonds	1.7
Preferred Debt	0.7
Residential Mortgage-Backed Securities — Agency	25.9
Residential Mortgage-Backed Securities — Non-Agency	2.4
Treasury Bills	3.0
U.S. Government & Agency Obligations	7.6
U.S. Treasury Obligations	11.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Semiannual Report 2014
4

Columbia Bond Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at October 31, 2014)
AAA rating	67.1
AA rating	5.7
A rating	9.2
BBB rating	16.2
Non-investment grade	1.2
Not rated	0.6
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Semiannual Report 2014
5

Columbia Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2014 – October 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,018.90	1,020.52	4.73	4.74	0.93
Class B	1,000.00	1,000.00	1,015.10	1,016.69	8.58	8.59	1.69
Class C	1,000.00	1,000.00	1,015.60	1,017.24	8.03	8.03	1.58
Class I	1,000.00	1,000.00	1,021.00	1,022.63	2.60	2.60	0.51
Class R	1,000.00	1,000.00	1,017.60	1,019.26	6.00	6.01	1.18
Class R4	1,000.00	1,000.00	1,021.30	1,021.78	3.46	3.47	0.68
Class R5	1,000.00	1,000.00	1,021.00	1,022.53	2.70	2.70	0.53
Class T	1,000.00	1,000.00	1,019.40	1,021.02	4.22	4.23	0.83
Class W	1,000.00	1,000.00	1,018.90	1,020.52	4.73	4.74	0.93
Class Y	1,000.00	1,000.00	1,021.00	1,022.58	2.65	2.65	0.52
Class Z	1,000.00	1,000.00	1,020.20	1,021.78	3.46	3.47	0.68

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014
6

Columbia Bond Fund

Understanding Your Fund's Expenses (continued)

(Unaudited)

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have voluntarily agreed to waive certain fees and/or to reimburse certain expenses, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.86% for Class A, 1.61% for Class B, 0.45% for Class I, 1.11% for Class R, 0.61% for Class R4, 0.76% for Class T, 0.86% for Class W, 0.45% for Class Y and 0.61% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective September 1, 2014. If this change had been in place for the entire six month period ended October 31, 2014, the actual expenses paid would have been $4.38 for Class A, $8.18 for Class B, $2.29 for Class I, $5.64 for Class R, $3.11 for Class R4, $3.87 for Class T, $4.38 for Class W, $2.29 for Class Y and $3.11 for Class Z; and the hypothetical expenses paid would have been $4.38 for Class A, $8.19 for Class B, $2.29 for Class I, $5.65 for Class R, $3.11 for Class R4, $3.87 for Class T, $4.38 for Class W, $2.29 for Class Y and $3.11 for Class Z.

Other share classes may have had expense waiver changes; however, the changes were not considered material.

Semiannual Report 2014
7

Columbia Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 25.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.3%
L-3 Communications Corp. 05/28/24	3.950%	1,945,000	1,949,586
Automotive 1.0%
Ford Motor Credit Co. LLC Senior Unsecured 06/15/16	3.984%	3,474,000	3,628,669
01/17/17	1.500%	3,364,000	3,360,105
01/15/20	8.125%	520,000	649,864
Total			7,638,638
Banking 6.7%
Bank of America Corp. Senior Unsecured 01/11/23	3.300%	1,765,000	1,749,945
Subordinated Notes 05/02/17	5.700%	1,465,000	1,597,851
Bank of New York Mellon Corp. (The)(a) 12/29/49	4.500%	2,905,000	2,748,856
Capital One Financial Corp. Senior Unsecured 04/24/24	3.750%	1,545,000	1,564,572
Citigroup, Inc. Senior Unsecured(a) 08/14/17	0.723%	5,525,000	5,529,564
Discover Financial Services Senior Unsecured 04/27/22	5.200%	260,000	285,629
11/21/22	3.850%	1,508,000	1,525,698
Fifth Third Bancorp(a) 12/31/49	5.100%	6,935,000	6,553,575
HBOS PLC Subordinated Notes(b) 05/21/18	6.750%	1,395,000	1,566,706
HSBC Holdings PLC Senior Unsecured 01/14/22	4.875%	515,000	575,969
HSBC USA, Inc. Subordinated Notes 09/27/20	5.000%	2,065,000	2,262,170
ING Bank NV Senior Unsecured(b) 03/15/16	4.000%	2,685,000	2,794,540
JPMorgan Chase & Co.(a) 12/31/49	6.100%	4,885,000	4,885,000
JPMorgan Chase Capital XXI(a) 02/02/37	1.182%	488,000	412,360
M&T Bank Corp. 12/31/49	6.875%	836,000	850,790

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Financial Services Group, Inc. (The)(a) 12/31/49	4.850%	2,931,000	2,784,450
Royal Bank of Scotland Group PLC Senior Unsecured 09/18/15	2.550%	1,785,000	1,810,502
Subordinated Notes 05/28/24	5.125%	1,045,000	1,058,769
U.S. Bancorp Subordinated Notes 07/15/22	2.950%	3,047,000	2,989,217
Wells Fargo & Co.(a) 12/31/49	5.900%	4,920,000	5,058,252
Total			48,604,415
Cable and Satellite 0.3%
Time Warner Cable, Inc. 05/01/37	6.550%	770,000	968,900
09/01/41	5.500%	945,000	1,067,262
Total			2,036,162
Chemicals 0.4%
LYB International Finance BV 03/15/44	4.875%	935,000	966,863
LyondellBasell Industries NV Senior Unsecured 04/15/19	5.000%	1,507,000	1,661,282
Total			2,628,145
Diversified Manufacturing 0.4%
General Electric Co. Senior Unsecured 10/09/42	4.125%	1,441,000	1,454,009
03/11/44	4.500%	590,000	628,948
United Technologies Corp. Senior Unsecured 06/01/22	3.100%	1,010,000	1,027,080
Total			3,110,037
Electric 3.2%
Alabama Power Co. Senior Unsecured 03/15/41	5.500%	664,000	811,634
Commonwealth Edison Co. 1st Mortgage 08/01/20	4.000%	1,955,000	2,112,053
DTE Electric Co. Senior Secured 10/01/20	3.450%	1,985,000	2,085,296
Duke Energy Carolinas LLC 1st Mortgage 10/01/15	5.300%	295,000	307,955

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Ohio, Inc. 1st Mortgage 09/01/23	3.800%	2,346,000	2,479,276
Duke Energy Progress, Inc. 1st Mortgage 03/30/44	4.375%	560,000	598,069
FPL Energy National Wind LLC Senior Secured(b) 03/10/24	5.608%	183,052	179,403
FirstEnergy Transmission LLC Senior Unsecured(b) 01/15/25	4.350%	1,280,000	1,309,536
Georgia Power Co. Senior Unsecured 06/01/17	5.700%	990,000	1,100,006
09/01/40	4.750%	330,000	358,398
MidAmerican Energy Co. 1st Mortgage 10/15/24	3.500%	665,000	682,159
10/15/44	4.400%	725,000	764,824
Nevada Power Co. 09/15/40	5.375%	689,000	820,804
Niagara Mohawk Power Corp. Senior Unsecured(b) 10/01/24	3.508%	1,290,000	1,317,966
Oncor Electric Delivery Co. LLC Senior Secured 06/01/22	4.100%	574,000	617,284
12/01/41	4.550%	1,655,000	1,798,738
PPL Capital Funding, Inc. 06/01/18	1.900%	810,000	808,643
06/01/23	3.400%	2,139,000	2,135,819
Pacific Gas & Electric Co. Senior Unsecured 06/15/23	3.250%	1,603,000	1,604,170
01/15/40	5.400%	420,000	491,314
Southern California Edison Co. 1st Refunding Mortgage 09/01/40	4.500%	780,000	843,656
Total			23,227,003
Finance Companies 0.7%
General Electric Capital Corp. Senior Unsecured 09/07/22	3.150%	1,150,000	1,163,554
01/14/38	5.875%	1,165,000	1,429,519
General Electric Capital Corp.(a) 12/31/49	5.250%	2,700,000	2,706,750
Total			5,299,823

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.4%
Anheuser-Busch InBev Finance, Inc. 02/01/24	3.700%	735,000	756,453
Anheuser-Busch InBev Worldwide, Inc. 01/15/19	7.750%	1,201,000	1,456,480
07/15/22	2.500%	685,000	655,454
Total			2,868,387
Health Care 0.2%
McKesson Corp. Senior Unsecured 03/15/24	3.796%	1,389,000	1,412,155
Independent Energy 0.6%
Canadian Natural Resources Ltd. Senior Unsecured 03/15/38	6.250%	840,000	1,016,550
Continental Resources, Inc. 09/15/22	5.000%	455,000	482,300
Hess Corp. Senior Unsecured 10/01/29	7.875%	500,000	676,531
08/15/31	7.300%	1,486,000	1,952,338
Total			4,127,719
Integrated Energy 1.1%
BP Capital Markets PLC 05/06/22	3.245%	1,935,000	1,940,776
02/10/24	3.814%	800,000	818,428
Chevron Corp. Senior Unsecured 12/05/22	2.355%	1,280,000	1,238,140
06/24/23	3.191%	495,000	504,917
Shell International Finance BV 08/21/22	2.375%	1,585,000	1,530,528
Total Capital International SA 06/19/21	2.750%	585,000	586,584
02/17/22	2.875%	1,050,000	1,050,323
Total			7,669,696
Life Insurance 0.8%
American International Group, Inc. Senior Unsecured 07/16/44	4.500%	840,000	853,038
MetLife Capital Trust X(b) 04/08/38	9.250%	1,255,000	1,794,650
Prudential Financial, Inc.(a) 06/15/38	8.875%	1,740,000	2,081,475

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America Subordinated Notes(b) 09/15/44	4.900%	965,000	1,021,438
Total			5,750,601
Media and Entertainment 0.8%
21st Century Fox America, Inc. 12/15/35	6.400%	891,000	1,135,729
British Sky Broadcasting Group PLC(b) 11/26/22	3.125%	749,000	735,100
09/16/24	3.750%	1,200,000	1,203,901
Thomson Reuters Corp. Senior Unsecured 09/29/24	3.850%	1,375,000	1,378,333
Time Warner, Inc. 11/15/36	6.500%	850,000	1,046,403
Total			5,499,466
Metals 0.2%
Nucor Corp. Senior Unsecured 08/01/23	4.000%	260,000	270,639
08/01/43	5.200%	425,000	452,443
Vale Overseas Ltd. 11/21/36	6.875%	850,000	961,120
Total			1,684,202
Midstream 2.1%
El Paso Pipeline Partners Operating Co. LLC 10/01/21	5.000%	3,017,000	3,220,451
Enterprise Products Operating LLC 08/13/15	1.250%	3,000	3,011
10/15/19	2.550%	960,000	960,054
03/15/23	3.350%	500,000	495,666
02/15/25	3.750%	770,000	774,529
Kinder Morgan Energy Partners LP Senior Unsecured 03/01/21	3.500%	1,334,000	1,327,429
NiSource Finance Corp. 09/15/17	5.250%	605,000	667,874
02/15/23	3.850%	1,550,000	1,606,364
12/15/40	6.250%	435,000	533,486
Southern Natural Gas Co. LLC Senior Unsecured 03/01/32	8.000%	1,330,000	1,721,015
TransCanada PipeLines Ltd.(a) 05/15/67	6.350%	2,680,000	2,706,800

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Partners LP Senior Unsecured 04/15/40	6.300%	815,000	940,620
Total			14,957,299
Natural Gas 0.5%
Sempra Energy Senior Unsecured 06/01/16	6.500%	1,805,000	1,962,575
10/01/22	2.875%	1,200,000	1,177,051
12/01/23	4.050%	316,000	335,593
Total			3,475,219
Oil Field Services 0.2%
Noble Holding International Ltd. 03/15/42	5.250%	1,775,000	1,551,852
Other Industry 0.6%
President and Fellows of Harvard College 10/01/37	3.619%	315,000	300,187
Senior Unsecured 10/15/40	4.875%	1,930,000	2,245,825
President and Fellows of Harvard College(b) 01/15/39	6.500%	1,460,000	2,045,037
Total			4,591,049
Other REIT 0.2%
Duke Realty LP 04/15/23	3.625%	1,425,000	1,405,088
Pharmaceuticals 0.8%
Amgen, Inc. Senior Unsecured 05/22/24	3.625%	495,000	495,195
Johnson & Johnson Senior Unsecured 12/05/33	4.375%	820,000	909,028
05/15/41	4.850%	1,609,000	1,880,723
Novartis Capital Corp. 05/06/24	3.400%	420,000	430,466
Roche Holdings, Inc.(b) 09/29/21	2.875%	2,056,000	2,075,129
Total			5,790,541
Property & Casualty 0.1%
Transatlantic Holdings, Inc. Senior Unsecured 11/30/39	8.000%	690,000	967,502

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.7%
BNSF Funding Trust I(a) 12/15/55	6.613%	1,250,000	1,395,636
Burlington Northern Santa Fe LLC Senior Unsecured 09/01/24	3.400%	915,000	918,708
08/15/30	7.950%	810,000	1,139,101
09/01/44	4.550%	641,000	650,288
Union Pacific Corp. Senior Unsecured 01/15/45	4.150%	775,000	776,228
Total			4,879,961
Restaurants 0.4%
McDonald's Corp. Senior Unsecured 02/01/39	5.700%	670,000	806,833
07/15/40	4.875%	750,000	824,003
05/01/43	3.625%	363,000	330,193
Yum! Brands, Inc. Senior Unsecured 11/01/23	3.875%	721,000	723,415
11/01/43	5.350%	45,000	47,305
Total			2,731,749
Retailers 0.5%
CVS Pass-Through Trust Pass-Through Certificates(b) 08/10/36	4.163%	2,234,563	2,257,138
Target Corp. Senior Unsecured 06/26/19	2.300%	265,000	266,468
07/01/24	3.500%	1,305,000	1,322,077
Total			3,845,683
Supranational 0.3%
European Investment Bank Senior Unsecured 05/30/17	5.125%	2,245,000	2,483,991
Technology 0.3%
Oracle Corp. Senior Unsecured 10/15/22	2.500%	2,311,000	2,231,442
Wirelines 1.2%
AT&T, Inc. Senior Unsecured 12/15/42	4.300%	1,690,000	1,576,217
Telefonica Emisiones SAU 04/27/18	3.192%	469,000	486,805

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc. Senior Unsecured 06/09/17	1.350%	5,000	4,991
11/01/21	3.000%	1,910,000	1,895,360
11/01/22	2.450%	714,000	669,766
11/01/24	3.500%	1,720,000	1,692,901
Verizon New England, Inc. 11/15/29	7.875%	555,000	715,309
Verizon New York, Inc. 04/01/32	7.375%	1,106,000	1,392,392
Total			8,433,741
Total Corporate Bonds & Notes (Cost: $173,419,493)			180,851,152
Residential Mortgage-Backed Securities — Agency 28.9%
Federal Home Loan Mortgage Corp.(c) 12/01/14- 12/01/35	7.000%	340,090	390,983
09/01/16	9.500%	102	107
03/01/21- 05/01/41	5.000%	1,747,923	1,948,395
09/01/25- 10/01/29	7.500%	45,138	51,305
06/01/26	8.000%	744	840
05/01/41	4.500%	4,514,806	4,944,085
06/01/43	3.500%	3,008,871	3,116,198
Federal National Mortgage Association(c) 10/01/15- 10/01/29	7.500%	23,207	28,078
10/01/20- 12/01/20	10.000%	58,882	62,871
09/01/28- 12/01/43	3.000%	17,148,141	17,248,786
12/01/29- 05/01/30	8.000%	152,161	172,638
06/01/32	7.000%	11,039	11,743
07/01/38	6.000%	4,400,681	4,979,074
01/01/40	5.500%	5,778,396	6,450,869
09/01/40	5.000%	3,403,987	3,772,299
04/01/41- 10/01/44	4.000%	38,297,920	40,759,862
05/01/43- 09/01/44	3.500%	25,595,569	26,558,047
09/01/44	4.500%	5,504,373	5,977,450
CMO Series 2013-121 Class KD 08/25/41	3.500%	8,570,234	9,011,018
Federal National Mortgage Association(c)(d) 11/18/29- 11/13/44	3.000%	12,045,000	12,176,218
11/18/29	3.500%	4,500,000	4,754,530
11/13/44	4.000%	9,250,000	9,820,899

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/13/44	4.500%	7,850,000	8,507,438
11/13/44	5.000%	15,000,000	16,608,984
Government National Mortgage Association(a)(c) 07/20/21	2.000%	18,070	18,699
04/20/22- 06/20/28	1.625%	168,822	173,941
Government National Mortgage Association(c) 05/15/16	10.000%	774	778
01/15/17- 12/15/17	8.500%	125,520	133,226
11/15/17- 06/15/30	9.000%	91,275	97,850
11/15/17- 08/15/20	9.500%	84,784	91,461
11/15/22- 02/15/30	7.000%	153,470	172,290
05/15/23- 12/15/31	6.500%	120,741	137,706
06/15/25- 01/15/30	8.000%	158,837	180,575
04/15/26- 03/15/30	7.500%	192,394	204,304
03/20/28	6.000%	61,513	69,433
03/15/41	4.500%	1,207,198	1,320,688
Government National Mortgage Association(c)(d) 11/20/44	3.000%	11,970,000	12,194,438
11/20/44	3.500%	9,000,000	9,398,848
Government National Mortgage Association(c)(e) 06/15/39	4.500%	6,453,397	7,045,234
Vendee Mortgage Trust(a)(c)(f) CMO IO Series 1998-1 Class 2IO 03/15/28	0.354%	2,876,459	25,009
CMO IO Series 1998-3 Class IO 03/15/29	0.147%	3,768,751	6,514
Total Residential Mortgage-Backed Securities — Agency (Cost: $205,200,606)			208,623,711

Residential Mortgage-Backed Securities — Non-Agency 2.6%

American Mortgage Trust Series 2093-3 Class 3A(a)(c)(g)(h) 07/27/23	8.188%	5,153	3,125
BCAP LLC Trust CMO Series 2012-RR10 Class 9A1(a)(b)(c) 10/26/35	2.665%	3,496,757	3,556,999
Credit Suisse Mortgage Capital Certificates(a)(b)(c) CMO Series 2011-16R Class 7A3
12/27/36	3.500%	666,608	674,837

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-17R Class 2A1 12/27/37	3.400%	575,890	582,419
New Residential Mortgage Loan Trust(a)(b)(c) CMO Series 2014-1A Class A 01/25/54	3.750%	2,775,048	2,863,003
Series 2014-2A Class A3 05/25/54	3.750%	1,515,608	1,553,042
RBSSP Resecuritization Trust CMO Series 2010-1 Class 3A1(a)(b)(c) 08/26/35	5.208%	6,064,052	6,216,684
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A(a)(c) 08/25/33	2.392%	3,557,723	3,655,959
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $19,111,249)			19,106,068

Commercial Mortgage-Backed Securities — Non-Agency 7.9%

American Homes 4 Rent Series 2014-SFR2 Class A(b)(c) 10/17/36	3.786%	2,730,000	2,756,087
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4(a)(c) 09/10/47	5.176%	2,150,807	2,206,963
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4(a)(c) 05/15/46	5.771%	2,860,012	3,133,569
Colony Multifamily Mortgage Trust Series 2014-1 Class A(b)(c) 04/20/50	2.543%	4,575,000	4,582,728
Commercial Mortgage Trust Series 2007-C9 Class AM(a)(c) 12/10/49	5.650%	4,835,000	5,255,737
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4(a)(c) 06/15/39	5.702%	3,042,166	3,276,511
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4(c) 03/10/39	5.444%	3,195,000	3,438,072
JPMorgan Chase Commercial Mortgage Securities Trust(a)(c) Series 2006-CB14 Class AM 12/12/44	5.408%	2,400,000	2,509,027
Series 2006-CB15 Class ASB 06/12/43	5.790%	593,665	605,410
LB Commercial Mortgage Trust Series 2007-C3 Class AM(a)(c) 07/15/44	5.903%	5,048,000	5,541,836

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3(c) 02/15/40	5.430%	2,925,243	3,166,631
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO(a)(c)(f) 12/15/30	0.898%	411,028	8,443
Merrill Lynch/Countrywide Commercial Mortgage Trust(a)(c) Series 2007-6 Class A4 03/12/51	5.485%	3,875,000	4,195,703
Series 2007-8 Class A3 08/12/49	5.882%	3,800,000	4,166,005
Morgan Stanley Capital I Trust(a)(c) Series 2007-IQ15 Class A4 06/11/49	5.908%	3,119,958	3,424,859
Morgan Stanley Capital I Trust(c) Series 2007-IQ16 Class A4 12/12/49	5.809%	2,585,997	2,830,841
Morgan Stanley Re-Remic Trust(a)(b)(c) Series 2009-GG10 Class A4B 08/12/45	5.797%	1,335,000	1,448,870
Series 2010-GG10 Class A4A 08/15/45	5.797%	2,091,991	2,268,878
Series 2010-GG10 Class A4B 08/15/45	5.797%	715,000	774,200
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5(c)(d) 11/15/47	3.607%	460,000	473,782
Wachovia Bank Commercial Mortgage Trust Series 2006-C27 Class AM(a)(c) 07/15/45	5.795%	855,000	910,393
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $57,617,558)			56,974,545
Asset-Backed Securities — Agency 4.5%
Small Business Administration Participation Certificates Series 2012-20G Class 1 07/01/32	2.380%	380,687	376,063
Series 2012-20I Class 1 09/01/32	2.200%	415,740	406,538
Series 2012-20J Class 1 10/01/32	2.180%	1,468,283	1,433,266
Series 2012-20L Class 1 12/01/32	1.930%	400,734	385,114
Series 2013-20B Class 1 02/01/33	2.210%	2,710,938	2,647,040
Series 2013-20C Class 1 03/01/33	2.220%	1,424,065	1,390,325
Series 2013-20D Class 1 04/01/33	2.080%	4,197,389	4,057,253

Asset-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2013-20E Class 1 05/01/33	2.070%	233,923	225,956
Series 2013-20F Class 1 06/01/33	2.450%	2,503,818	2,478,499
Series 2013-20G Class 1 07/01/33	3.150%	935,576	962,707
Series 2013-20H Class 1 08/01/33	3.160%	3,964,149	4,080,245
Series 2013-20K Class 1 11/01/33	3.380%	1,177,711	1,213,644
Series 2013-20L Class 1 12/01/33	3.380%	2,409,618	2,508,769
Series 2014-1 Class 20H 08/01/34	2.880%	1,925,000	1,953,471
Series 2014-20B Class 1 02/01/34	3.230%	683,241	701,322
Series 2014-20C Class 1 03/01/34	3.210%	1,372,625	1,400,924
Series 2014-20D Class 1 04/01/34	3.110%	1,666,907	1,690,725
Series 2014-20E Class 1 05/01/34	3.000%	1,820,000	1,836,741
Series 2014-20F Class 1 06/01/34	2.990%	1,270,000	1,289,122
Series 2014-20G Class 1 07/01/34	2.870%	1,470,000	1,487,041
Total Asset-Backed Securities — Agency (Cost: $32,332,001)			32,524,765
Asset-Backed Securities — Non-Agency 10.2%
ARI Fleet Lease Trust(a)(b) Series 2012-A Class A 03/15/20	0.703%	1,200,029	1,200,945
ARI Fleet Lease Trust(b) Series 2014-A Class A2 11/15/22	0.810%	795,000	794,724
Ally Master Owner Trust Series 2012-5 Class A 09/15/19	1.540%	1,120,000	1,121,445
Ally Master Owner Trust(a) Series 2014-2 Class A 01/16/18	0.523%	2,345,000	2,346,047
American Express Credit Account Master Trust Series 2013-3 Class A 05/15/19	0.980%	2,030,000	2,032,864
Series 2014-3 Class A 04/15/20	1.490%	560,000	562,594
BA Credit Card Trust Series 2014-A2 Class A(a) 09/16/19	0.423%	2,980,000	2,979,117

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BMW Vehicle Lease Trust Series 2013-1 Class A3 09/21/15	0.540%	1,772,781	1,773,059
BMW Vehicle Owner Trust Series 2013-A Class A3 11/27/17	0.670%	3,915,000	3,919,595
CNH Equipment Trust Series 2011-B Class A3 08/15/16	0.910%	32,113	32,120
Cabela's Master Credit Card Trust Series 2014-1 Class A(a) 03/16/20	0.503%	715,000	714,286
California Republic Auto Receivables Trust Series 2014-2 Class A2 03/15/17	0.540%	765,000	765,011
Capital Auto Receivables Asset Trust/Ally Series 2013-1 Class A2 07/20/16	0.620%	1,703,387	1,703,703
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3 09/16/19	0.960%	6,045,000	6,046,546
Chesapeake Funding LLC Series 2012-2A Class A(a)(b) 05/07/24	0.603%	1,105,458	1,107,154
Citibank Credit Card Issuance Trust Series 2014-A8 Class A8 04/09/20	1.730%	2,375,000	2,387,656
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1(a) 08/25/35	5.517%	1,253,720	47,061
Ford Credit Floorplan Master Owner Trust Series 2013-1 Class A1 01/15/18	0.850%	1,900,000	1,904,809
GE Dealer Floorplan Master Note Trust Series 2014-1 Class A(a) 07/20/19	0.537%	2,750,000	2,749,949
GE Equipment Small Ticket LLC Series 2014-1A Class A2(b) 08/24/16	0.590%	1,400,000	1,400,252
GE Equipment Transportation LLC Series 2014-1 Class A2 12/23/16	0.550%	875,000	875,008
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2(b) 05/16/44	1.147%	1,555,000	1,556,107
Hertz Fleet Lease Funding LP Series 2013-3 Class A(a)(b) 12/10/27	0.702%	2,725,000	2,729,784

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honda Auto Receivables Owner Trust Series 2013-4 Class A3 09/18/17	0.690%	290,000	290,043
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A(a)(b) 05/15/18	0.503%	3,425,000	3,432,937
MMAF Equipment Finance LLC(b) Series 2012-AA Class A3 08/10/16	0.940%	508,509	509,191
Series 2014-AA Class A2 04/10/17	0.520%	2,280,000	2,279,109
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3 07/15/16	0.620%	195,000	195,037
New York City Tax Liens Trust Series 2014-A Class A(b) 11/10/27	1.030%	1,050,000	1,049,721
Nissan Auto Lease Trust Series 2013-B Class A3 06/15/16	0.750%	225,000	225,254
PFS Tax Lien Trust Series 2014-1 Class NOTE(b) 05/15/29	1.440%	1,106,492	1,109,377
SLM Student Loan Trust Series 2014-2 Class A1(a) 07/25/19	0.402%	2,466,407	2,463,238
SMART Trust Series 2013-1US Class A3A 09/14/16	0.840%	1,389,093	1,390,178
SMART Trust(a) Series 2013-1US Class A3B 09/14/16	0.603%	535,496	535,585
SMART Trust(b) Series 2012-1USA Class A4A 12/14/17	2.010%	1,725,000	1,734,576
Santander Drive Auto Receivables Trust(a) Series 2014-2 Class A2B 07/17/17	0.473%	2,765,000	2,765,000
Series 2014-3 Class A2B 08/15/17	0.433%	1,305,000	1,305,000
TCF Auto Receivables Owner Trust Series 2014-1A Class A2(b) 05/15/17	0.590%	2,845,000	2,845,047
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3 04/20/18	0.700%	5,240,000	5,225,621
Westlake Automobile Receivables Trust Series 2014-1A Class A2(b) 05/15/17	0.700%	1,495,000	1,494,710

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
World Financial Network Credit Card Master Trust Series 2013-B Class A 03/16/20	0.910%	1,940,000	1,939,237
World Financial Network Credit Card Master Trust(a) Series 2014-A Class A 12/15/19	0.533%	2,385,000	2,386,562
Total Asset-Backed Securities — Non-Agency (Cost: $75,089,282)			73,925,259

Inflation-Indexed Bonds 2.0%

United States 2.0%
U.S. Treasury Inflation-Indexed Bond 04/15/17	0.125%	13,964,412	14,182,606
Total Inflation-Indexed Bonds (Cost: $14,160,742)			14,182,606

U.S. Treasury Obligations 13.1%

U.S. Treasury 07/31/16	0.500%	1,500,000	1,503,046
09/15/17	1.000%	31,417,000	31,512,728
09/30/19	1.750%	5,897,000	5,936,162
09/30/21	2.125%	1,588,000	1,596,932
08/15/24	2.375%	10,588,400	10,629,758
05/15/44	3.375%	8,182,300	8,680,267
U.S. Treasury(e) 07/31/21	2.250%	12,327,000	12,507,085
U.S. Treasury(i) STRIPS 11/15/18	0.000%	7,057,000	6,655,993
11/15/19	0.000%	4,135,000	3,786,531
02/15/40	0.000%	14,141,000	6,481,584
11/15/41	0.000%	5,013,000	2,143,599
05/15/43	0.000%	7,075,000	2,841,391
Total U.S. Treasury Obligations (Cost: $91,757,764)			94,275,076

U.S. Government & Agency Obligations 8.5%

Federal National Mortgage Association 05/27/15	0.500%	500,000	501,062
Residual Funding Corp.(i) STRIPS 10/15/19	0.000%	11,775,000	10,705,394
10/15/20	0.000%	18,760,000	16,487,639
01/15/21	0.000%	26,765,000	23,294,784
01/15/30	0.000%	14,000,000	8,629,740

U.S. Government & Agency Obligations (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
STRIPS Senior Unsecured 07/15/20	0.000%	2,114,000	1,874,050
Total U.S. Government & Agency Obligations (Cost: $54,316,261)			61,492,669

Foreign Government Obligations(j) 1.8%

Brazil 0.2%
Brazilian Government International Bond Senior Unsecured 01/20/34	8.250%	345,000	477,825
01/07/41	5.625%	789,000	850,448
Total			1,328,273
Colombia —%
Colombia Government International Bond Senior Unsecured 01/18/41	6.125%	235,000	281,139
France 0.1%
Electricite de France SA Subordinated Notes(a)(b) 12/31/49	5.250%	468,000	485,550
Mexico 0.6%
Mexico Government International Bond Senior Unsecured 03/15/22	3.625%	1,012,000	1,037,300
Petroleos Mexicanos 03/01/18	5.750%	2,650,000	2,929,045
06/15/35	6.625%	595,000	702,100
Total			4,668,445
Netherlands 0.2%
Petrobras Global Finance BV 03/17/44	7.250%	1,050,000	1,150,758
Philippines 0.1%
Philippine Government International Bond Senior Unsecured 10/23/34	6.375%	430,000	564,375
Qatar 0.5%
Nakilat, Inc. Senior Secured(b) 12/31/33	6.067%	2,615,000	2,968,025
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured(b) 09/30/16	5.832%	617,770	650,166
Total			3,618,191

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Foreign Government Obligations(j) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Turkey 0.1%
Turkey Government International Bond Senior Unsecured 01/14/41	6.000%	780,000	864,396
Uruguay —%
Uruguay Government International Bond Senior Unsecured 11/20/45	4.125%	165,000	144,045
Total Foreign Government Obligations (Cost: $11,985,196)			13,105,172

Municipal Bonds 1.9%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 0.9%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds-Taxable Series 2009 07/01/34	5.750%	2,485,000	3,074,516
State of California Unlimited General Obligation Bonds Taxable Series 2010 11/01/15	3.950%	835,000	863,039
Taxable Build America Bonds Series 2009 04/01/39	7.550%	1,720,000	2,577,128
Total			6,514,683
Illinois 0.5%
City of Chicago Waterworks Refunding Revenue Bonds 2nd Lien Series 2012 11/01/42	5.000%	635,000	687,146
Revenue Bonds Build America Bonds Series 2010 11/01/40	6.742%	865,000	1,117,822
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011 03/01/16	4.961%	2,080,000	2,172,955
Total			3,977,923
Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky 0.3%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010 04/01/18	3.165%	1,790,396	1,857,339
Ohio 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B 01/01/35	4.532%	1,310,000	1,398,635
Total Municipal Bonds (Cost: $11,699,432)			13,748,580

Preferred Debt 0.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.6%
PNC Financial Services Group, Inc. (The)(a) 12/31/49	6.125%	92,050	2,507,442
U.S. Bancorp(a) 12/31/49	6.500%	68,575	2,009,933
Total			4,517,375
Property & Casualty 0.2%
Allstate Corp. (The)(a) 01/15/53	5.100%	58,450	1,436,701
Total Preferred Debt (Cost: $5,591,139)			5,954,076

Common Stocks —%

Issuer	Shares	Value ($)
Consumer Staples —%
Beverages —%
Crimson Wine Group Ltd.(k)	3	27
Total Consumer Staples		27
Financials —%
Diversified Financial Services —%
Leucadia National Corp.	39	928
Total Financials		928
Total Common Stocks (Cost: $—)		955

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Treasury Bills 3.4%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 3.4%
U.S. Treasury Bills 12/26/14	0.020%	24,384,000	24,383,153
Total Treasury Bills (Cost: $24,382,698)			24,383,153

Money Market Funds 0.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.092%(l)(m)	5,311,426	5,311,426
Total Money Market Funds (Cost: $5,311,426)		5,311,426
Total Investments (Cost: $781,974,847)		804,459,213
Other Assets & Liabilities, Net		(81,783,978)
Net Assets		722,675,235

Investments in Derivatives

Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, securities totaling $930,678 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	41	USD	9,002,063	12/2014	31,263	—
US 5YR NOTE	57	USD	6,807,492	12/2014	—	(28,154)
Total					31,263	(28,154)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(208)	USD	(26,282,751)	12/2014	—	(229,675)
US LONG BOND	(196)	USD	(27,654,375)	12/2014	—	(426,861)
US ULTRA T-BOND	(22)	USD	(3,449,875)	12/2014	—	(72,225)
Total					—	(728,761)

Credit Default Swap Contracts Outstanding at October 31, 2014
At October 31, 2014, securities totaling $1,224,538 were pledged as collateral to cover open centrally cleared credit default swap contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	McDonald's Corp.	12/20/19	1.000	1,770,000	(64,256)	64,491	(1,967)	—	(1,732)
Goldman Sachs International	Bank of America Corp.	12/20/19	1.000	3,890,000	(52,586)	51,895	(4,322)	—	(5,013)
Goldman Sachs International	Barclays Bank, PLC	06/20/19	1.000	2,225,000	(47,521)	22,521	(2,472)	—	(27,472)
Morgan Stanley*	CDX.North America Investment Grade 23-V1	12/20/19	1.000	19,580,000	(32,193)	—	(21,756)	—	(53,949)
Total								—	(88,166)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $72,925,666 or 10.09% of net assets.

(c)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(g)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2014 was $3,125, representing less than 0.01% of net assets. Information concerning such security holdings at October 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust Series 2093-3 Class 3A 07/27/23 8.188%	10/22/2010 - 10/12/2011	3,380

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2014, the value of these securities amounted to $3,125, which represents less than 0.01% of net assets.

(i)  Zero coupon bond.

(j)  Principal and interest may not be guaranteed by the government.

(k)  Non-income producing.

(l)  The rate shown is the seven-day current annualized yield at October 31, 2014.

(m)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	853,254	118,874,088	(114,415,916)	5,311,426	3,984	5,311,426

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	180,851,152	—	180,851,152
Residential Mortgage-Backed Securities — Agency	—	208,623,711	—	208,623,711
Residential Mortgage-Backed Securities — Non-Agency	—	19,102,943	3,125	19,106,068
Commercial Mortgage-Backed Securities — Non-Agency	—	56,500,763	473,782	56,974,545
Asset-Backed Securities — Agency	—	32,524,765	—	32,524,765
Asset-Backed Securities — Non-Agency	—	73,925,259	—	73,925,259
Inflation-Indexed Bonds	—	14,182,606	—	14,182,606
U.S. Treasury Obligations	72,365,978	21,909,098	—	94,275,076
U.S. Government & Agency Obligations	—	61,492,669	—	61,492,669
Foreign Government Obligations	—	13,105,172	—	13,105,172
Municipal Bonds	—	13,748,580	—	13,748,580
Preferred Debt	5,954,076	—	—	5,954,076
Total Bonds	78,320,054	695,966,718	476,907	774,763,679
Equity Securities
Common Stocks
Consumer Staples	27	—	—	27
Financials	928	—	—	928
Total Equity Securities	955	—	—	955
Short-Term Securities
Treasury Bills	24,383,153	—	—	24,383,153
Total Short-Term Securities	24,383,153	—	—	24,383,153
Mutual Funds
Money Market Funds	5,311,426	—	—	5,311,426
Total Mutual Funds	5,311,426	—	—	5,311,426
Investments in Securities	108,015,588	695,966,718	476,907	804,459,213

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Derivatives
Assets
Futures Contracts	31,263	—	—	31,263
Liabilities
Futures Contracts	(756,915)	—	—	(756,915)
Swap Contracts	—	(88,166)	—	(88,166)
Total	107,289,936	695,878,552	476,907	803,645,395

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and commercial backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
1,369,932	—	—	1,369,932

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Bond Fund

Statement of Assets and Liabilities

October 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $776,663,421)	$799,147,787
Affiliated issuers (identified cost $5,311,426)	5,311,426
Total investments (identified cost $781,974,847)	804,459,213
Receivable for:
Investments sold	3,706,830
Capital shares sold	1,522,982
Dividends	36,015
Interest	3,728,714
Variation margin	159,499
Expense reimbursement due from Investment Manager	2,624
Prepaid expenses	5,966
Trustees' deferred compensation plan	168,924
Other assets	3,131
Total assets	813,793,898
Liabilities
Unrealized depreciation on swap contracts	34,217
Premiums received on outstanding swap contracts	138,907
Payable for:
Investments purchased	14,869,813
Investments purchased on a delayed delivery basis	73,735,870
Capital shares purchased	622,824
Dividend distributions to shareholders	1,265,507
Variation margin	32,333
Investment management fees	8,529
Distribution and/or service fees	807
Transfer agent fees	136,338
Administration fees	1,358
Compensation of board members	50,368
Chief compliance officer expenses	62
Other expenses	52,806
Trustees' deferred compensation plan	168,924
Total liabilities	91,118,663
Net assets applicable to outstanding capital stock	$722,675,235
Represented by
Paid-in capital	$688,540,472
Undistributed net investment income	2,302,948
Accumulated net realized gain	10,171,064
Unrealized appreciation (depreciation) on:
Investments	22,484,366
Futures contracts	(725,652)
Swap contracts	(97,963)
Total — representing net assets applicable to outstanding capital stock	$722,675,235

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2014 (Unaudited)

Class A
Net assets	$62,110,886
Shares outstanding	6,939,009
Net asset value per share	$8.95
Maximum offering price per share(a)	$9.40
Class B
Net assets	$765,211
Shares outstanding	85,495
Net asset value per share	$8.95
Class C
Net assets	$10,334,986
Shares outstanding	1,155,788
Net asset value per share	$8.94
Class I
Net assets	$10,197
Shares outstanding	1,136
Net asset value per share(b)	$8.97
Class R
Net assets	$2,037,454
Shares outstanding	227,611
Net asset value per share	$8.95
Class R4
Net assets	$28,566
Shares outstanding	3,193
Net asset value per share	$8.95
Class R5
Net assets	$494,248
Shares outstanding	55,345
Net asset value per share	$8.93
Class T
Net assets	$12,163,093
Shares outstanding	1,360,792
Net asset value per share	$8.94
Maximum offering price per share(a)	$9.39
Class W
Net assets	$10,197
Shares outstanding	1,138
Net asset value per share	$8.96
Class Y
Net assets	$25,726,595
Shares outstanding	2,869,918
Net asset value per share	$8.96
Class Z
Net assets	$608,993,802
Shares outstanding	68,034,458
Net asset value per share	$8.95

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Bond Fund

Statement of Operations

Six Months Ended October 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$324,050
Dividends — affiliated issuers	3,984
Interest	9,949,801
Total income	10,277,835
Expenses:
Investment management fees	1,620,055
Distribution and/or service fees
Class A	76,622
Class B	4,401
Class C	53,346
Class R	5,498
Class T	9,300
Class W	13
Transfer agent fees
Class A	62,490
Class B	897
Class C	10,873
Class R	2,245
Class R4	30
Class R5	39
Class T	12,640
Class W	11
Class Z	652,120
Administration fees	257,495
Compensation of board members	21,240
Custodian fees	15,440
Printing and postage fees	31,268
Registration fees	73,289
Professional fees	28,899
Chief compliance officer expenses	199
Other	12,414
Total expenses	2,950,824
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(247,561)
Fees waived by Distributor — Class C	(5,339)
Expense reductions	(2,255)
Total net expenses	2,695,669
Net investment income	7,582,166
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	10,225,042
Futures contracts	(3,305,211)
Swap contracts	(618,227)
Net realized gain	6,301,604
Net change in unrealized appreciation (depreciation) on:
Investments	477,364
Futures contracts	355,537
Swap contracts	455,611
Net change in unrealized appreciation	1,288,512
Net realized and unrealized gain	7,590,116
Net increase in net assets resulting from operations	$15,172,282

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$7,582,166	$19,706,354
Net realized gain	6,301,604	8,700,970
Net change in unrealized appreciation (depreciation)	1,288,512	(53,422,703)
Net increase (decrease) in net assets resulting from operations	15,172,282	(25,015,379)
Distributions to shareholders
Net investment income
Class A	(524,269)	(1,259,057)
Class B	(4,211)	(16,798)
Class C	(56,619)	(159,757)
Class I	(109)	(68)
Class R	(16,006)	(41,327)
Class R4	(281)	(861)
Class R5	(5,067)	(281,346)
Class T	(112,166)	(258,778)
Class W	(88)	(56)
Class Y	(274,197)	(546,427)
Class Z	(6,258,473)	(17,646,221)
Net realized gains
Class A	—	(1,951,137)
Class B	—	(44,693)
Class C	—	(366,449)
Class I	—	(76)
Class R	—	(80,586)
Class R4	—	(405)
Class R5	—	(15,028)
Class T	—	(412,706)
Class W	—	(76)
Class Y	—	(738,633)
Class Z	—	(25,393,842)
Total distributions to shareholders	(7,251,486)	(49,214,327)
Decrease in net assets from capital stock activity	(58,410,971)	(405,009,509)
Total decrease in net assets	(50,490,175)	(479,239,215)
Net assets at beginning of period	773,165,410	1,252,404,625
Net assets at end of period	$722,675,235	$773,165,410
Undistributed net investment income	$2,302,948	$1,972,268

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	693,727	6,190,951	1,642,904	14,653,752
Distributions reinvested	42,505	379,760	257,870	2,276,844
Redemptions	(701,816)	(6,260,851)	(3,742,161)	(33,627,879)
Net increase (decrease)	34,416	309,860	(1,841,387)	(16,697,283)
Class B shares
Subscriptions	4,085	36,783	8,642	76,708
Distributions reinvested	307	2,747	3,945	34,699
Redemptions(a)	(35,950)	(321,125)	(118,561)	(1,063,144)
Net decrease	(31,558)	(281,595)	(105,974)	(951,737)
Class C shares
Subscriptions	74,384	664,649	226,424	2,008,240
Distributions reinvested	5,245	46,824	49,204	432,885
Redemptions	(157,575)	(1,405,604)	(714,867)	(6,415,375)
Net decrease	(77,946)	(694,131)	(439,239)	(3,974,250)
Class I shares
Subscriptions	—	—	874	7,700
Redemptions	—	—	(1)	(5)
Net increase	—	—	873	7,695
Class R shares
Subscriptions	15,555	138,863	93,367	822,533
Distributions reinvested	1,730	15,456	13,784	121,463
Redemptions	(71,677)	(640,655)	(95,487)	(841,503)
Net increase (decrease)	(54,392)	(486,336)	11,664	102,493
Class R4 shares
Subscriptions	—	—	7,632	70,227
Distributions reinvested	20	181	122	1,088
Redemptions	(17)	(153)	(10,396)	(93,388)
Net increase (decrease)	3	28	(2,642)	(22,073)
Class R5 shares
Subscriptions	7,858	70,027	67,046	614,432
Distributions reinvested	556	4,958	31,881	288,951
Redemptions	(6,377)	(56,715)	(3,561,254)	(32,085,041)
Net increase (decrease)	2,037	18,270	(3,462,327)	(31,181,658)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class T shares
Subscriptions	11,122	98,981	6,196	55,341
Distributions reinvested	8,619	76,889	53,551	471,538
Redemptions	(55,259)	(492,800)	(188,873)	(1,685,979)
Net decrease	(35,518)	(316,930)	(129,126)	(1,159,100)
Class W shares
Subscriptions	—	—	875	7,696
Distributions reinvested	—	—	—	—
Net increase	—	—	875	7,696
Class Y shares
Subscriptions	80,465	722,088	317,727	2,810,782
Redemptions	(45,284)	(408,009)	(55,045)	(491,005)
Net increase	35,181	314,079	262,682	2,319,777
Class Z shares
Subscriptions	1,577,021	14,089,032	4,248,082	38,043,278
Distributions reinvested	108,340	967,967	774,486	6,844,689
Redemptions	(8,108,007)	(72,331,215)	(44,420,035)	(398,349,036)
Net decrease	(6,422,646)	(57,274,216)	(39,397,467)	(353,461,069)
Total net decrease	(6,550,423)	(58,410,971)	(45,102,068)	(405,009,509)

(a)  Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
27

Columbia Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$8.86		$9.46		$9.58		$9.50		$9.24		$9.28		$8.79
Income from investment operations:
Net investment income	0.08		0.16		0.23		0.02		0.29		0.27		0.31
Net realized and unrealized gain (loss)	0.09		(0.30)		0.17		0.08		0.38		0.17		0.59
Total from investment operations	0.17		(0.14)		0.40		0.10		0.67		0.44		0.90
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)		(0.23)		(0.02)		(0.29)		(0.29)		(0.33)
Net realized gains	—		(0.29)		(0.29)		—		(0.12)		(0.19)		(0.08)
Total distributions to shareholders	(0.08)		(0.46)		(0.52)		(0.02)		(0.41)		(0.48)		(0.41)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$8.95		$8.86		$9.46		$9.58		$9.50		$9.24		$9.28
Total return	1.89%		(1.42%)		4.21%		1.08%		7.35%		4.83%		10.39	%(c)
Ratios to average net assets(d)
Total gross expenses	1.00	%(e)	0.98%		0.98%		1.01	%(e)	0.99	%(f)	1.09%		1.12%
Total net expenses(g)	0.93	%(e)(h)	0.96	%(h)	0.90	%(h)	0.80	%(e)	0.80	%(f)(h)	0.80	%(h)	0.82	%(h)
Net investment income	1.80	%(e)	1.83%		2.43%		2.94	%(e)	3.07%		2.97%		3.43%
Supplemental data
Net assets, end of period (in thousands)	$62,111		$61,159		$82,739		$82,929		$82,041		$75,770		$15,362
Portfolio turnover	170	%(i)	360	%(i)	221	%(i)	10	%(j)	136	%(j)	178%		256%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 120% for the six months ended October 31, 2014 and 234% and 119% for the years ended April 30, 2014 and 2013, respectively.

(j)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
28

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class B	(Unaudited)		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$8.86		$9.46		$9.58		$9.50		$9.24		$9.24
Income from investment operations:
Net investment income (loss)	0.05		0.10		0.16		0.02		0.22		(0.00	)(c)
Net realized and unrealized gain (loss)	0.08		(0.31)		0.17		0.08		0.38		0.01
Total from investment operations	0.13		(0.21)		0.33		0.10		0.60		0.01
Less distributions to shareholders:
Net investment income	(0.04)		(0.10)		(0.16)		(0.02)		(0.22)		(0.01)
Net realized gains	—		(0.29)		(0.29)		—		(0.12)		—
Total distributions to shareholders	(0.04)		(0.39)		(0.45)		(0.02)		(0.34)		(0.01)
Net asset value, end of period	$8.95		$8.86		$9.46		$9.58		$9.50		$9.24
Total return	1.51%		(2.15%)		3.43%		1.02%		6.55%		0.15%
Ratios to average net assets(d)
Total gross expenses	1.75	%(e)	1.73%		1.73%		1.76	%(e)	1.74	%(f)	1.86	%(e)
Total net expenses(g)	1.69	%(e)(h)	1.71	%(h)	1.65	%(h)	1.55	%(e)	1.55	%(f)(h)	1.55	%(e)(h)
Net investment income (loss)	1.04	%(e)	1.07%		1.70%		2.18	%(e)	2.35%		(0.95	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$765		$1,037		$2,110		$2,872		$2,969		$5,347
Portfolio turnover	170	%(i)	360	%(i)	221	%(i)	10	%(j)	136	%(j)	178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 120% for the six months ended October 31, 2014 and 234% and 119% for the years ended April 30, 2014 and 2013, respectively.

(j)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
29

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$8.85		$9.45		$9.57		$9.49		$9.24		$9.29		$8.80
Income from investment operations:
Net investment income	0.05		0.11		0.17		0.02		0.23		0.21		0.25
Net realized and unrealized gain (loss)	0.09		(0.31)		0.17		0.08		0.38		0.15		0.58
Total from investment operations	0.14		(0.20)		0.34		0.10		0.61		0.36		0.83
Less distributions to shareholders:
Net investment income	(0.05)		(0.11)		(0.17)		(0.02)		(0.24)		(0.22)		(0.26)
Net realized gains	—		(0.29)		(0.29)		—		(0.12)		(0.19)		(0.08)
Total distributions to shareholders	(0.05)		(0.40)		(0.46)		(0.02)		(0.36)		(0.41)		(0.34)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$8.94		$8.85		$9.45		$9.57		$9.49		$9.24		$9.29
Total return	1.56%		(2.01%)		3.59%		1.03%		6.72%		3.94%		9.56	%(c)
Ratios to average net assets(d)
Total gross expenses	1.75	%(e)	1.73%		1.73%		1.75	%(e)	1.74	%(f)	1.84%		1.87%
Total net expenses(g)	1.58	%(e)(h)	1.56	%(h)	1.50	%(h)	1.40	%(e)	1.40	%(f)(h)	1.51	%(h)	1.57	%(h)
Net investment income	1.15	%(e)	1.23%		1.83%		2.35	%(e)	2.46%		2.26%		2.71%
Supplemental data
Net assets, end of period (in thousands)	$10,335		$10,917		$15,812		$17,129		$16,872		$13,398		$2,226
Portfolio turnover	170	%(i)	360	%(i)	221	%(i)	10	%(j)	136	%(j)	178%		256%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 120% for the six months ended October 31, 2014 and 234% and 119% for the years ended April 30, 2014 and 2013, respectively.

(j)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
30

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class I	(Unaudited)		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$8.88		$9.48		$9.59		$9.50		$9.25		$9.58
Income from investment operations:
Net investment income	0.10		0.21		0.30		0.03		0.33		0.14
Net realized and unrealized gain (loss)	0.09		(0.31)		0.14		0.09		0.36		(0.18)
Total from investment operations	0.19		(0.10)		0.44		0.12		0.69		(0.04)
Less distributions to shareholders:
Net investment income	(0.10)		(0.21)		(0.26)		(0.03)		(0.32)		(0.16)
Net realized gains	—		(0.29)		(0.29)		—		(0.12)		(0.13)
Total distributions to shareholders	(0.10)		(0.50)		(0.55)		(0.03)		(0.44)		(0.29)
Net asset value, end of period	$8.97		$8.88		$9.48		$9.59		$9.50		$9.25
Total return	2.10%		(0.98%)		4.71%		1.21%		7.55%		(0.44%)
Ratios to average net assets(c)
Total gross expenses	0.54	%(d)	0.49%		0.52%		0.56	%(d)	0.51	%(e)	0.62	%(d)
Total net expenses(f)	0.51	%(d)	0.49%		0.51%		0.51	%(d)	0.51	%(e)(g)	0.51	%(d)(g)
Net investment income	2.22	%(d)	2.33%		2.99%		3.22	%(d)	3.51%		2.89	%(d)
Supplemental data
Net assets, end of period (in thousands)	$10		$10		$2		$15,545		$15,931		$284,143
Portfolio turnover	170	%(h)	360	%(h)	221	%(h)	10	%(i)	136	%(i)	178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 120% for the six months ended October 31, 2014 and 234% and 119% for the years ended April 30, 2014 and 2013, respectively.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
31

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class R	(Unaudited)		2014		2013		2012(a)		2012(b)
Per share data
Net asset value, beginning of period	$8.86		$9.46		$9.58		$9.50		$9.51
Income from investment operations:
Net investment income	0.07		0.14		0.21		0.02		0.09
Net realized and unrealized gain (loss)	0.09		(0.31)		0.16		0.08		0.07
Total from investment operations	0.16		(0.17)		0.37		0.10		0.16
Less distributions to shareholders:
Net investment income	(0.07)		(0.14)		(0.20)		(0.02)		(0.09)
Net realized gains	—		(0.29)		(0.29)		—		(0.08)
Total distributions to shareholders	(0.07)		(0.43)		(0.49)		(0.02)		(0.17)
Net asset value, end of period	$8.95		$8.86		$9.46		$9.58		$9.50
Total return	1.76%		(1.66%)		3.95%		1.06%		1.75%
Ratios to average net assets(c)
Total gross expenses	1.25	%(d)	1.23%		1.23%		1.26	%(d)	1.40	%(d)(e)
Total net expenses(f)	1.18	%(d)(g)	1.21	%(g)	1.15	%(g)	1.05	%(d)	1.03	%(d)(e)
Net investment income	1.54	%(d)	1.59%		2.16%		2.69	%(d)	2.69	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2,037		$2,498		$2,558		$2,553		$2,506
Portfolio turnover	170	%(h)	360	%(h)	221	%(h)	10	%(i)	136	%(i)

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 120% for the six months ended October 31, 2014 and 234% and 119% for the years ended April 30, 2014 and 2013, respectively.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
32

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$8.85		$9.45		$9.73
Income from investment operations:
Net investment income	0.09		0.18		0.10
Net realized and unrealized gain (loss)	0.10		(0.30)		(0.07	)(b)
Total from investment operations	0.19		(0.12)		0.03
Less distributions to shareholders:
Net investment income	(0.09)		(0.19)		(0.10)
Net realized gains	—		(0.29)		(0.21)
Total distributions to shareholders	(0.09)		(0.48)		(0.31)
Net asset value, end of period	$8.95		$8.85		$9.45
Total return	2.13%		(1.18%)		0.36%
Ratios to average net assets(c)
Total gross expenses	0.76	%(d)	0.74%		0.69	%(d)
Total net expenses(e)	0.68	%(d)(f)	0.70	%(f)	0.69	%(d)
Net investment income	2.05	%(d)	1.99%		2.38	%(d)
Supplemental data
Net assets, end of period (in thousands)	$29		$28		$55
Portfolio turnover	170	%(g)	360	%(g)	221	%(g)

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 120% for the six months ended October 31, 2014, 234% for the year ended April 30, 2014 and 119% for the period ended April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
33

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$8.84		$9.45		$9.73
Income from investment operations:
Net investment income	0.10		0.19		0.11
Net realized and unrealized gain (loss)	0.08		(0.31)		(0.07	)(b)
Total from investment operations	0.18		(0.12)		0.04
Less distributions to shareholders:
Net investment income	(0.09)		(0.20)		(0.11)
Net realized gains	—		(0.29)		(0.21)
Total distributions to shareholders	(0.09)		(0.49)		(0.32)
Net asset value, end of period	$8.93		$8.84		$9.45
Total return	2.10%		(1.10%)		0.42%
Ratios to average net assets(c)
Total gross expenses	0.56	%(d)	0.57%		0.55	%(d)
Total net expenses(e)	0.53	%(d)	0.57%		0.55	%(d)
Net investment income	2.20	%(d)	2.09%		2.71	%(d)
Supplemental data
Net assets, end of period (in thousands)	$494		$471		$33,221
Portfolio turnover	170	%(f)(f)	360	%(f)	221	%(f)

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 120% for the six months ended October 31, 2014, 234% for the year ended April 30, 2014 and 119% for the period ended April 30, 2013.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
34

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class T	(Unaudited)		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$8.85		$9.45		$9.57		$9.48		$9.23		$9.23
Income from investment operations:
Net investment income (loss)	0.09		0.17		0.24		0.02		0.30		(0.00	)(c)
Net realized and unrealized gain (loss)	0.08		(0.30)		0.17		0.09		0.37		0.02
Total from investment operations	0.17		(0.13)		0.41		0.11		0.67		0.02
Less distributions to shareholders:
Net investment income	(0.08)		(0.18)		(0.24)		(0.02)		(0.30)		(0.02)
Net realized gains	—		(0.29)		(0.29)		—		(0.12)		—
Total distributions to shareholders	(0.08)		(0.47)		(0.53)		(0.02)		(0.42)		(0.02)
Net asset value, end of period	$8.94		$8.85		$9.45		$9.57		$9.48		$9.23
Total return	1.94%		(1.32%)		4.32%		1.20%		7.36%		0.21%
Ratios to average net assets(d)
Total gross expenses	0.90	%(e)	0.88%		0.88%		0.91	%(e)	0.89	%(f)	1.01	%(e)
Total net expenses(g)	0.83	%(e)(h)	0.86	%(h)	0.80	%(h)	0.70	%(e)	0.70	%(f)(h)	0.70	%(e)(h)
Net investment income	1.90	%(e)	1.94%		2.53%		3.04	%(e)	3.17%		(0.07	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$12,163		$12,351		$14,412		$15,630		$15,577		$16,251
Portfolio turnover	170	%(i)	360	%(i)	221	%(i)	10	%(j)	136	%(j)	178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 120% for the six months ended October 31, 2014 and 234% and 119% for the years ended April 30, 2014 and 2013, respectively.

(j)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
35

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class W	(Unaudited)		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$8.87		$9.47		$9.58		$9.50		$9.24		$9.57
Income from investment operations:
Net investment income	0.08		0.17		0.24		0.02		0.29		0.12
Net realized and unrealized gain (loss)	0.09		(0.31)		0.17		0.08		0.38		(0.18)
Total from investment operations	0.17		(0.14)		0.41		0.10		0.67		(0.06)
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)		(0.23)		(0.02)		(0.29)		(0.14)
Net realized gains	—		(0.29)		(0.29)		—		(0.12)		(0.13)
Total distributions to shareholders	(0.08)		(0.46)		(0.52)		(0.02)		(0.41)		(0.27)
Net asset value, end of period	$8.96		$8.87		$9.47		$9.58		$9.50		$9.24
Total return	1.89%		(1.40%)		4.32%		1.09%		7.38%		(0.60%)
Ratios to average net assets(c)
Total gross expenses	1.00	%(d)	0.90%		0.90%		0.90	%(d)	0.95	%(e)	1.08	%(d)
Total net expenses(f)	0.93	%(d)(g)	0.90	%(g)	0.88	%(g)	0.75	%(d)	0.79	%(e)	0.80	%(d)(g)
Net investment income	1.80	%(d)	1.92%		2.46%		3.04	%(d)	3.08%		2.63	%(d)
Supplemental data
Net assets, end of period (in thousands)	$10		$10		$2		$3		$2		$2
Portfolio turnover	170	%(h)	360	%(h)	221	%(h)	10	%(i)	136	%(i)	178%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 120% for the six months ended October 31, 2014 and 234% and 119% for the years ended April 30, 2014 and 2013, respectively.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
36

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class Y	(Unaudited)		2014		2013		2012(a)		2012		2011		2010(b)
Per share data
Net asset value, beginning of period	$8.87		$9.47		$9.59		$9.51		$9.25		$9.30		$8.93
Income from investment operations:
Net investment income	0.10		0.20		0.27		0.03		0.32		0.30		0.24
Net realized and unrealized gain (loss)	0.09		(0.30)		0.16		0.08		0.38		0.16		0.38
Total from investment operations	0.19		(0.10)		0.43		0.11		0.70		0.46		0.62
Less distributions to shareholders:
Net investment income	(0.10)		(0.21)		(0.26)		(0.03)		(0.32)		(0.32)		(0.25)
Net realized gains	—		(0.29)		(0.29)		—		(0.12)		(0.19)		—
Total distributions to shareholders	(0.10)		(0.50)		(0.55)		(0.03)		(0.44)		(0.51)		(0.25)
Net asset value, end of period	$8.96		$8.87		$9.47		$9.59		$9.51		$9.25		$9.30
Total return	2.10%		(0.99%)		4.60%		1.11%		7.66%		5.01%		7.00%
Ratios to average net assets(c)
Total gross expenses	0.55	%(d)	0.53%		0.53%		0.56	%(d)	0.53	%(e)	0.76%		0.81	%(d)
Total net expenses(f)	0.52	%(d)	0.53%		0.52%		0.51	%(d)	0.51	%(e)	0.53	%(g)	0.55	%(d)(g)
Net investment income	2.22	%(d)	2.27%		2.80%		3.23	%(d)	3.38%		3.21%		3.58	%(d)
Supplemental data
Net assets, end of period (in thousands)	$25,727		$25,147		$24,368		$22,718		$22,474		$24,717		$14,913
Portfolio turnover	170	%(h)	360	%(h)	221	%(h)	10	%(i)	136	%(i)	178%		256%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from July 15, 2009 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 120% for the six months ended October 31, 2014 and 234% and 119% for the years ended April 30, 2014 and 2013, respectively.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
37

Columbia Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$8.86		$9.46		$9.58		$9.50		$9.24		$9.29		$8.80
Income from investment operations:
Net investment income	0.09		0.19		0.26		0.03		0.31		0.29		0.34
Net realized and unrealized gain (loss)	0.09		(0.31)		0.16		0.07		0.38		0.17		0.58
Total from investment operations	0.18		(0.12)		0.42		0.10		0.69		0.46		0.92
Less distributions to shareholders:
Net investment income	(0.09)		(0.19)		(0.25)		(0.02)		(0.31)		(0.32)		(0.35)
Net realized gains	—		(0.29)		(0.29)		—		(0.12)		(0.19)		(0.08)
Total distributions to shareholders	(0.09)		(0.48)		(0.54)		(0.02)		(0.43)		(0.51)		(0.43)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$8.95		$8.86		$9.46		$9.58		$9.50		$9.24		$9.29
Total return	2.02%		(1.17%)		4.47%		1.10%		7.63%		4.98%		10.66	%(c)
Ratios to average net assets(d)
Total gross expenses	0.75	%(e)	0.73%		0.73%		0.75	%(e)	0.73	%(f)	0.84%		0.87%
Total net expenses(g)	0.68	%(e)(h)	0.71	%(h)	0.65	%(h)	0.55	%(e)	0.55	%(f)(h)	0.55	%(h)	0.57	%(h)
Net investment income	2.04	%(e)	2.07%		2.69%		3.14	%(e)	3.33%		3.21%		3.72%
Supplemental data
Net assets, end of period (in thousands)	$608,994		$659,538		$1,077,125		$1,599,267		$1,733,175		$2,120,951		$581,596
Portfolio turnover	170	%(i)	360	%(i)	221	%(i)	10	%(j)	136	%(j)	178%		256%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 120% for the six months ended October 31, 2014 and 234% and 119% for the years ended April 30, 2014 and 2013, respectively.

(j)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been the same as presented in the table above for the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
38

Columbia Bond Fund

Notes to Financial Statements

October 31, 2014 (Unaudited)

Note 1. Organization

Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class T shares are subject to a maximum front-end sales charge of 4.75% based on the investment amount. Class T shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with previous fund reorganizations.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units

Semiannual Report 2014
39

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Short-term securities within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or

Semiannual Report 2014
40

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract

Semiannual Report 2014
41

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and increase or decrease its credit exposure to a single issuer of debt securities. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage duration and yield curve exposure. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with

Semiannual Report 2014
42

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(b)
Liability Derivatives:
Over-the-Counter Swap Contracts(c)	173,124	—	173,124	—	—	—	173,124
Centrally Cleared Swap Contracts(d)	20,419	—	20,419	—	—	20,419	—
Total liability derivatives	193,543	—	193,543	—	—	20,419	173,124

(a) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due to counterparties in the event of default.

(c) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d) Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	31,263	*

Semiannual Report 2014
43

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	88,166	*
Credit risk	Premiums received on outstanding swap contracts	138,907
Interest rate risk	Net assets — unrealized depreciation on futures contracts	756,915	*
Total		983,988

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	(700,992)	(700,992)
Interest rate risk	(3,305,211)	82,765	(3,222,446)
Total	(3,305,211)	(618,227)	(3,923,438)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	477,203	477,203
Interest rate risk	355,537	(20,781)	334,756
Total	355,537	456,422	811,959

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	24,356,118
Futures contracts — Short	57,254,571
Credit default swap contracts — buy protection	27,487,500
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Interest rate swap contracts	42,461	(4,386)

*Based on the ending quarterly outstanding amounts for the six months ended October 31, 2014.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded

Semiannual Report 2014
44

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. The Fund may also invest in stripped mortgage-backed securities. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO. As a result of the prepayments the daily interest accrual factor is adjusted periodically (typically, each month) to reflect the paydown of principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer or credit enhancer defaults on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2014
45

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2014 was 0.43% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2014 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014 the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended October 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.20
Class R4	0.21
Class R5	0.02
Class T	0.20
Class W	0.21
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees.These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $2,255.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted,

Semiannual Report 2014
46

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares, respectively.

Prior to September 1, 2014, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.60% annually of the average daily net assets attributable to Class C shares.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Shareholder Services Fees

The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class T shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund's average daily net assets attributable to Class T shares. In addition, the shareholder servicing fee shall be waived by the selling and/or servicing agents to the extent necessary to prevent net investment income from falling below 0.00% on a daily basis. The effective shareholder services fee rate for the six months ended October 31, 2014 was 0.15% of the Fund's average daily net assets attributable to Class T shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $12,487 for Class A, $16 for Class B, $81 for Class C and $48 for Class T shares for the six months ended October 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	September 1, 2014 through August 31, 2015	Prior to September 1, 2014
Class A	0.93%	0.97%
Class B	1.68	1.72
Class C	1.68	1.72
Class I	0.52	0.57
Class R	1.18	1.22
Class R4	0.68	0.72
Class R5	0.57	0.62
Class T	0.83	0.87
Class W	0.93	0.97
Class Y	0.52	0.57
Class Z	0.68	0.72

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor prior to September 1, 2014, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

In addition, the Fund's expense ratio is subject to a voluntary expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or

Semiannual Report 2014
47

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

overdraft charges from the Fund's custodian, do not exceed the annual rates of 0.86% for Class A, 1.61% for Class B, 1.61% for Class C, 0.45% for Class I, 1.11% for Class R, 0.61% for Class R4, 0.50% for Class R5, 0.76% for Class T, 0.86% for Class W, 0.45% for Class Y and 0.61% for Class Z. This arrangement may be revised or discontinued at any time.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2014, the cost of investments for federal income tax purposes was approximately $781,975,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$26,949,000
Unrealized depreciation	(4,465,000)
Net unrealized appreciation	$22,484,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, but including mortgage dollar rolls, aggregated to $1,354,737,837 and $1,396,577,675, respectively, for the six months ended October 31, 2014, of which $1,139,374,117 and $1,293,201,201, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At October 31, 2014, one unaffiliated shareholder of record owned 76.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2014.

Note 9. Significant Risks

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money

Semiannual Report 2014
48

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Notes 3 and 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates.

Semiannual Report 2014
49

Columbia Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
50

Columbia Bond Fund

Board Consideration and Approval of Advisory Agreement

On June 11, 2014, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Bond Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 4, 2014, April 30, 2014 and June 10, 2014 and at Board meetings held on April 30, 2014 and June 11, 2014. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 10, 2014, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 11, 2014, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's voluntary agreement to limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined by the independent third-party data provider). This agreement may be terminated at any time by the Investment Manager in its sole discretion. The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2015 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the annual rates of 0.93% for Class A, 1.68% for Class B, 1.68% for Class C, 0.52% for Class I, 1.18% for Class R, 0.68% for Class R4, 0.57% for Class R5, 0.83% for Class T, 0.93% for Class W, 0.52% for Class Y and 0.68% for Class Z.

•  The terms and conditions of the Advisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

Semiannual Report 2014
51

Columbia Bond Fund

Board Consideration and Approval of Advisory Agreement (continued)

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2013, the Fund's performance was in the ninety-sixth, eightieth and seventy-seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the

Semiannual Report 2014
52

Columbia Bond Fund

Board Consideration and Approval of Advisory Agreement (continued)

Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered data provided by the independent fee consultant. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are ranked in the fourth and fifth quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2013 to profitability levels realized in 2012. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

Semiannual Report 2014
53

Columbia Bond Fund

Board Consideration and Approval of Advisory Agreement (continued)

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2014
54

Columbia Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
55

Columbia Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR121_04_D01_(12/14)

Semiannual Report

October 31, 2014

Columbia Corporate Income Fund

Not FDIC insured • No bank guarantee • May lose value

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Corporate Income Fund

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	21
Statement of Operations	23
Statement of Changes in Net Assets	24
Financial Highlights	27
Notes to Financial Statements	36
Board Consideration and Approval of Advisory Agreement	45
Important Information About This Report	49

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Corporate Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Corporate Income Fund (the Fund) Class A shares returned 1.37% excluding sales charges for the six-month period that ended October 31, 2014.

>  During the same six-month period, the Fund underperformed both its Blended Benchmark, which returned 2.20%, and the Barclays U.S. Corporate Index, which returned 2.41%.

Average Annual Total Returns (%) (for period ended October 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		1.37	5.11	6.80	5.42
Including sales charges		-3.45	0.15	5.76	4.91
Class B	07/15/02
Excluding sales charges		0.99	4.32	6.00	4.64
Including sales charges		-4.01	-0.62	5.68	4.64
Class C	07/15/02
Excluding sales charges		1.07	4.48	6.16	4.79
Including sales charges		0.07	3.49	6.16	4.79
Class I*	09/27/10	1.60	5.57	7.20	5.75
Class R4*	11/08/12	1.50	5.48	7.08	5.70
Class R5*	11/08/12	1.57	5.63	7.14	5.72
Class W*	09/27/10	1.37	5.11	6.80	5.43
Class Y*	11/08/12	1.60	5.57	7.16	5.73
Class Z	03/05/86	1.50	5.37	7.06	5.69
Blended Benchmark		2.20	6.22	7.04	5.91
Barclays U.S. Corporate Index		2.41	6.29	6.47	5.49

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Blended Benchmark is a weighted custom benchmark, established by the Investment Manager, consisting of an 85% weighting in the Barclays U.S. Corporate Index and a 15% weighting in the Bank of America Merrill Lynch U.S. High Yield Cash Pay Constrained Index. The Bank of America Merrill Lynch U.S. High Yield Cash Pay Constrained Index tracks the performance of U.S. dollar-denominated corporate debt that is below investment grade, currently in a coupon paying period, and is publicly issued in the U.S. domestic market.

The Barclays U.S. Corporate Index measures the investment-grade, fixed-rate, taxable, corporate bond market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Corporate Income Fund

Portfolio Overview

(Unaudited)

Quality Breakdown (%) (at October 31, 2014)
AAA rating	0.2
AA rating	2.4
A rating	16.3
BBB rating	67.2
BB rating	7.3
B rating	4.9
CCC rating	1.6
Not rated	0.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Breakdown (%) (at October 31, 2014)
Common Stocks	0.0	(a)
Financials	0.0	(a)
Corporate Bonds & Notes	95.4
Foreign Government Obligations	0.4
Money Market Funds	4.0
Residential Mortgage-Backed Securities — Agency	0.0	(a)
Senior Loans	0.1
U.S. Treasury Obligations	0.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Portfolio Management

Tom Murphy, CFA

Tim Doubek, CFA

Brian Lavin, CFA

Semiannual Report 2014
3

Columbia Corporate Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2014 – October 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,013.70	1,020.37	4.87	4.89	0.96
Class B	1,000.00	1,000.00	1,009.90	1,016.59	8.66	8.69	1.71
Class C	1,000.00	1,000.00	1,010.70	1,017.34	7.91	7.93	1.56
Class I	1,000.00	1,000.00	1,016.00	1,022.58	2.64	2.65	0.52
Class R4	1,000.00	1,000.00	1,015.00	1,021.63	3.61	3.62	0.71
Class R5	1,000.00	1,000.00	1,015.70	1,022.33	2.90	2.91	0.57
Class W	1,000.00	1,000.00	1,013.70	1,020.37	4.87	4.89	0.96
Class Y	1,000.00	1,000.00	1,016.00	1,022.58	2.64	2.65	0.52
Class Z	1,000.00	1,000.00	1,015.00	1,021.63	3.61	3.62	0.71

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
4

Columbia Corporate Income Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 93.7%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.6%
BAE Systems Holdings, Inc.(a) 10/07/24	3.800%	5,070,000	5,103,315
Bombardier, Inc.(a) Senior Unsecured 03/15/20	7.750%	188,000	208,680
10/15/22	6.000%	295,000	302,928
Huntington Ingalls Industries, Inc. 03/15/21	7.125%	480,000	516,000
L-3 Communications Corp. 05/28/24	3.950%	7,770,000	7,788,322
Northrop Grumman Corp. Senior Unsecured 03/15/21	3.500%	5,529,000	5,752,974
08/01/23	3.250%	16,425,000	16,387,387
TransDigm, Inc. 10/15/20	5.500%	31,000	31,000
07/15/21	7.500%	278,000	300,240
07/15/22	6.000%	62,000	62,697
07/15/24	6.500%	600,000	618,000
Total			37,071,543
Airlines —%
Continental Airlines Pass-Through Trust Series 1997-1 Class A 04/01/15	7.461%	80,984	82,705
Automotive 0.4%
Allison Transmission, Inc.(a) 05/15/19	7.125%	330,000	346,913
American Axle & Manufacturing, Inc. 02/15/19	5.125%	211,000	214,165
03/15/21	6.250%	376,000	394,800
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/19	8.000%	591,000	633,109
06/15/21	8.250%	1,385,000	1,547,737
Dana Holding Corp. Senior Unsecured 02/15/19	6.500%	65,000	67,600
Gates Global LLC/Co.(a) 07/15/22	6.000%	245,000	237,650
General Motors Co. Senior Unsecured 10/02/23	4.875%	584,000	625,610
General Motors Financial Co., Inc. 09/25/21	4.375%	284,000	297,518

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jaguar Land Rover Automotive PLC(a) 12/15/18	4.125%	240,000	244,200
11/15/19	4.250%	209,000	210,045
02/01/23	5.625%	144,000	149,760
Schaeffler Finance BV Senior Secured(a) 05/15/21	4.250%	625,000	607,813
Schaeffler Holding Finance BV Senior Secured PIK(a) 11/15/19	6.250%	764,000	790,740
Total			6,367,660
Banking 1.3%
Ally Financial, Inc. 02/15/17	5.500%	633,000	673,322
03/15/20	8.000%	1,011,000	1,215,728
Senior Unsecured 09/30/24	5.125%	1,280,000	1,331,200
Goldman Sachs Group, Inc. (The) Senior Unsecured 07/08/24	3.850%	14,130,000	14,237,143
Royal Bank of Scotland Group PLC Subordinated Notes 05/28/24	5.125%	311,000	315,098
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	912,000	1,021,440
Washington Mutual Bank Subordinated Notes(b)(c)(d) 01/15/15	5.125%	6,350,000	9,525
Total			18,803,456
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp. Senior Unsecured 11/15/19	6.375%	466,000	496,872
Building Materials 0.3%
Allegion US Holding Co., Inc. 10/01/21	5.750%	327,000	342,532
American Builders & Contractors Supply Co., Inc. Senior Unsecured(a) 04/15/21	5.625%	627,000	636,405
Building Materials Corp. of America Senior Unsecured(a)(e) 11/15/24	5.375%	306,000	306,765
Gibraltar Industries, Inc. 02/01/21	6.250%	181,000	186,430

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
5

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HD Supply, Inc. 07/15/20	7.500%	1,135,000	1,208,775
Secured 04/15/20	11.000%	315,000	361,462
Nortek, Inc. 12/01/18	10.000%	45,000	47,363
04/15/21	8.500%	747,000	803,025
USG Corp.(a) 11/01/21	5.875%	117,000	120,510
Total			4,013,267
Cable and Satellite 3.4%
CCO Holdings LLC/Capital Corp. 01/15/19	7.000%	162,000	168,885
03/15/21	5.250%	479,000	484,987
04/30/21	6.500%	178,000	187,790
09/30/22	5.250%	211,000	212,319
CCOH Safari LLC(e) 12/01/22	5.500%	334,000	337,340
12/01/24	5.750%	801,000	805,506
CSC Holdings LLC Senior Unsecured 02/15/19	8.625%	425,000	498,844
CSC Holdings, Inc. Senior Unsecured 11/15/21	6.750%	176,000	195,800
Cablevision Systems Corp. Senior Unsecured 04/15/20	8.000%	290,000	332,050
Cequel Communications Holdings I LLC/Capital Corp.(a) Senior Unsecured 09/15/20	6.375%	595,000	620,287
12/15/21	5.125%	103,000	100,554
DIRECTV Holdings LLC/Financing Co., Inc. 03/15/22	3.800%	3,520,000	3,585,616
DISH DBS Corp. 09/01/19	7.875%	840,000	975,450
Hughes Satellite Systems Corp. 06/15/21	7.625%	340,000	378,250
Intelsat Jackson Holdings SA 04/01/19	7.250%	355,000	372,750
10/15/20	7.250%	690,000	736,575
Intelsat Luxembourg SA 06/01/21	7.750%	251,000	262,295
06/01/23	8.125%	324,000	344,250
Mediacom Broadband LLC/Corp. 04/15/21	5.500%	52,000	52,910
NBCUniversal Media LLC 04/01/21	4.375%	11,040,000	12,127,694
01/15/43	4.450%	11,790,000	12,017,571

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Numericable Group SA(a) Senior Secured 05/15/19	4.875%	247,000	246,383
05/15/22	6.000%	333,000	340,492
Time Warner Cable, Inc. 09/15/42	4.500%	11,680,000	11,514,261
Unitymedia KabelBW GmbH(a) 01/15/25	6.125%	368,000	384,100
Videotron Ltd. 07/15/22	5.000%	286,000	294,580
Videotron Ltd.(a) 06/15/24	5.375%	139,000	143,170
Virgin Media Finance PLC Senior Unsecured(a) 10/15/24	6.000%	221,000	229,840
Virgin Media Secured Finance PLC Senior Secured(a) 04/15/21	5.375%	197,000	204,141
Total			48,154,690
Chemicals 1.8%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a) 05/01/21	7.375%	290,000	313,562
Celanese U.S. Holdings LLC 06/15/21	5.875%	293,000	317,905
Dow Chemical Co. (The) Senior Unsecured 10/01/44	4.625%	9,055,000	8,902,324
Eco Services Operations LLC/Finance Corp. Senior Unsecured(a) 11/01/22	8.500%	258,000	265,740
Huntsman International LLC 11/15/20	4.875%	264,000	265,980
03/15/21	8.625%	73,000	79,570
Huntsman International LLC(a)(e) 11/15/22	5.125%	110,000	110,688
INEOS Group Holdings SA(a) 08/15/18	6.125%	101,000	101,884
02/15/19	5.875%	363,000	362,546
JM Huber Corp. Senior Unsecured(a) 11/01/19	9.875%	520,000	577,200
LYB International Finance BV 07/15/23	4.000%	3,020,000	3,132,247
LyondellBasell Industries NV Senior Unsecured 04/15/19	5.000%	6,455,000	7,115,844

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NOVA Chemicals Corp.(a) Senior Unsecured 08/01/23	5.250%	379,000	396,055
05/01/25	5.000%	809,000	835,292
PQ Corp. Secured(a) 05/01/18	8.750%	1,766,000	1,871,960
WR Grace & Co.(a) 10/01/21	5.125%	667,000	694,934
10/01/24	5.625%	154,000	162,278
Total			25,506,009
Construction Machinery 1.1%
Ashtead Capital, Inc. Secured(a) 07/15/22	6.500%	175,000	189,437
CNH Industrial Capital LLC 04/15/18	3.625%	4,120,000	4,120,000
CNH Industrial Capital LLC(a) Senior Unsecured 07/15/19	3.375%	5,738,000	5,580,205
Case New Holland Industrial, Inc. 12/01/17	7.875%	1,716,000	1,926,210
Columbus McKinnon Corp. 02/01/19	7.875%	559,000	584,155
H&E Equipment Services, Inc. 09/01/22	7.000%	177,000	188,948
United Rentals North America, Inc. 05/15/20	7.375%	867,000	940,695
04/15/22	7.625%	495,000	551,925
06/15/23	6.125%	43,000	46,279
11/15/24	5.750%	678,000	711,052
Secured 07/15/18	5.750%	109,000	114,178
Senior Unsecured 02/01/21	8.250%	120,000	130,800
Total			15,083,884
Consumer Cyclical Services 0.2%
ADT Corp. (The) Senior Unsecured 07/15/22	3.500%	273,000	244,335
APX Group, Inc. 12/01/20	8.750%	278,000	240,470
Senior Secured 12/01/19	6.375%	954,000	937,305
APX Group, Inc.(a) Senior Unsecured 12/01/20	8.750%	169,000	146,185
IHS, Inc.(a) 11/01/22	5.000%	594,000	602,910

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Monitronics International, Inc. 04/01/20	9.125%	517,000	531,864
Total			2,703,069
Consumer Products 0.2%
Serta Simmons Holdings LLC Senior Unsecured(a) 10/01/20	8.125%	369,000	395,753
Spectrum Brands, Inc. 11/15/20	6.375%	720,000	761,400
11/15/22	6.625%	385,000	412,912
Springs Industries, Inc. Senior Secured 06/01/21	6.250%	275,000	272,938
Tempur Sealy International, Inc. 12/15/20	6.875%	687,000	733,372
Total			2,576,375
Diversified Manufacturing 0.6%
Entegris, Inc.(a) 04/01/22	6.000%	350,000	356,125
General Electric Co. Senior Unsecured 03/11/44	4.500%	7,395,000	7,883,166
Hamilton Sundstrand Corp. Senior Unsecured(a) 12/15/20	7.750%	653,000	679,120
Total			8,918,411
Electric 19.2%
AES Corp. (The) Senior Unsecured 07/01/21	7.375%	454,000	517,985
Appalachian Power Co. Senior Unsecured 05/15/44	4.400%	3,680,000	3,725,452
Berkshire Hathaway Energy Co. Senior Unsecured 11/15/23	3.750%	26,780,000	27,735,376
CMS Energy Corp. Senior Unsecured 09/30/15	4.250%	995,000	1,026,392
03/15/22	5.050%	3,150,000	3,529,395
03/31/43	4.700%	2,435,000	2,492,632
03/01/44	4.875%	6,190,000	6,607,113
Calpine Corp. Senior Secured(a) 01/15/22	6.000%	321,000	345,877

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenterPoint Energy Houston Electric LLC 08/01/42	3.550%	10,000,000	9,323,170
04/01/44	4.500%	3,000,000	3,257,640
Connecticut Light & Power Co. (The) 1st Refunding Mortgage 01/15/23	2.500%	5,088,000	4,900,711
DTE Energy Co. Senior Unsecured 06/01/16	6.350%	7,300,000	7,898,636
06/01/24	3.500%	13,760,000	13,950,177
Dominion Resources, Inc. Senior Unsecured 09/15/22	2.750%	17,477,000	17,052,868
09/15/42	4.050%	10,094,000	9,521,004
Duke Energy Corp. Senior Unsecured 09/15/21	3.550%	17,925,000	18,657,111
10/15/23	3.950%	4,890,000	5,153,796
04/15/24	3.750%	2,445,000	2,537,663
Indiana Michigan Power Co. Senior Unsecured 12/01/15	5.650%	1,500,000	1,559,856
03/15/23	3.200%	13,250,000	13,288,425
Ipalco Enterprises, Inc. Senior Secured(a) 04/01/16	7.250%	330,000	353,100
NRG Energy, Inc. 07/15/22	6.250%	335,000	350,075
NRG Yield Operating LLC(a) 08/15/24	5.375%	992,000	1,031,680
Oncor Electric Delivery Co. LLC Senior Secured 09/30/17	5.000%	4,000,000	4,398,144
06/01/42	5.300%	2,340,000	2,800,929
PPL Capital Funding, Inc. 06/01/23	3.400%	26,805,000	26,765,141
03/15/24	3.950%	1,565,000	1,625,832
PSEG Power LLC 11/15/18	2.450%	1,295,000	1,308,478
11/15/23	4.300%	4,720,000	4,917,244
PacifiCorp 1st Mortgage 06/01/23	2.950%	8,525,000	8,467,414
Pacific Gas & Electric Co. Senior Unsecured 02/15/24	3.750%	4,385,000	4,543,106
11/15/43	5.125%	4,735,000	5,370,243
02/15/44	4.750%	3,268,000	3,505,657
Progress Energy, Inc. Senior Unsecured 04/01/22	3.150%	16,250,000	16,378,277

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Edison Co. 1st Refunding Mortgage 06/01/21	3.875%	8,024,000	8,716,484
10/01/43	4.650%	2,410,000	2,681,123
TransAlta Corp. Senior Unsecured 01/15/15	4.750%	4,280,000	4,313,946
06/03/17	1.900%	15,885,000	15,867,638
Xcel Energy, Inc. Senior Unsecured 05/15/20	4.700%	7,145,000	7,975,806
Total			274,451,596
Environmental 0.3%
Waste Management, Inc. 09/15/22	2.900%	3,661,000	3,602,662
Finance Companies 2.9%
AerCap Ireland Capital Ltd./Global Aviation Trust(a) 05/15/21	4.500%	1,604,000	1,620,040
Senior Unsecured 10/01/21	5.000%	669,000	695,760
Aircastle Ltd. Senior Unsecured 03/15/21	5.125%	198,000	200,475
Aviation Capital Group Corp. Senior Unsecured(a) 04/06/21	6.750%	19,000	21,660
CIT Group, Inc. Senior Unsecured 08/15/22	5.000%	1,055,000	1,103,794
CIT Group, Inc.(a) Senior Secured 04/01/18	6.625%	705,000	773,737
General Electric Capital Corp. Senior Unsecured 05/15/24	3.450%	31,270,000	31,867,977
International Lease Finance Corp. Senior Unsecured 09/01/17	8.875%	595,000	682,762
05/15/19	6.250%	907,000	992,031
12/15/20	8.250%	186,000	223,200
Navient Corp. Senior Unsecured 01/15/19	5.500%	275,000	285,142
01/25/22	7.250%	235,000	262,613
01/25/23	5.500%	230,000	230,000
03/25/24	6.125%	239,000	246,770
Provident Funding Associates LP/Finance Corp.(a) 06/15/21	6.750%	607,000	605,483
Senior Unsecured 02/15/19	10.125%	86,000	91,913

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp. 12/15/17	6.900%	240,000	259,800
06/01/20	6.000%	245,000	253,575
10/01/21	7.750%	301,000	340,130
10/01/23	8.250%	226,000	254,250
iStar Financial, Inc Senior Unsecured 07/01/19	5.000%	565,000	562,175
Total			41,573,287
Food and Beverage 6.9%
Anheuser-Busch InBev Finance, Inc. 01/17/23	2.625%	8,280,000	7,930,153
ConAgra Foods, Inc. Senior Unsecured 09/15/22	3.250%	3,657,000	3,587,155
01/25/43	4.650%	6,961,000	6,879,139
Constellation Brands, Inc.(e) 11/15/19	3.875%	423,000	429,345
11/15/24	4.750%	412,000	421,270
Darling Ingredients, Inc. 01/15/22	5.375%	425,000	426,062
Diageo Capital PLC 04/29/23	2.625%	3,652,000	3,499,876
Diamond Foods, Inc.(a) 03/15/19	7.000%	94,000	95,880
Grupo Bimbo SAB de CV(a) 01/25/22	4.500%	4,294,000	4,525,790
06/27/24	3.875%	3,120,000	3,105,336
Heineken NV(a) Senior Unsecured 04/01/22	3.400%	13,875,000	14,120,712
04/01/23	2.750%	4,884,000	4,663,888
Molson Coors Brewing Co. 05/01/42	5.000%	13,795,000	14,320,231
PepsiCo, Inc. Senior Unsecured 08/13/42	3.600%	2,320,000	2,084,003
Pinnacle Foods Finance LLC/Corp. 05/01/21	4.875%	62,000	61,380
Post Holdings, Inc.(a) 12/15/22	6.000%	206,000	198,790
SABMiller Holdings, Inc.(a) 01/15/22	3.750%	26,980,000	27,864,674
Sysco Corp. 10/02/44	4.500%	4,315,000	4,421,343
WhiteWave Foods Co. (The) 10/01/22	5.375%	379,000	398,898
Total			99,033,925

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.3%
GLP Capital LP/Financing II, Inc. 11/01/23	5.375%	363,000	382,057
MGM Resorts International 03/01/18	11.375%	233,000	284,260
10/01/20	6.750%	616,000	676,060
12/15/21	6.625%	375,000	410,625
Penn National Gaming, Inc. Senior Unsecured 11/01/21	5.875%	318,000	303,690
Pinnacle Entertainment, Inc. 08/01/21	6.375%	186,000	199,020
Seminole Tribe of Florida, Inc.(a) Senior Secured 10/01/20	6.535%	221,000	237,575
Senior Unsecured 10/01/20	7.804%	345,000	375,764
Seneca Gaming Corp.(a) 12/01/18	8.250%	633,000	661,485
Tunica-Biloxi Gaming Authority Senior Unsecured(a)(d) 11/15/15	9.000%	203,000	120,278
Total			3,650,814
Health Care 1.6%
Acadia Healthcare Co., Inc. 07/01/22	5.125%	97,000	96,273
Amsurg Corp. 11/30/20	5.625%	276,000	284,280
Amsurg Corp.(a) 07/15/22	5.625%	240,000	248,670
Biomet, Inc. 08/01/20	6.500%	96,000	102,720
CHS/Community Health Systems, Inc. 11/15/19	8.000%	630,000	680,400
Senior Secured 08/15/18	5.125%	825,000	858,000
CHS/Community Health Systems, Inc.(a) 02/01/22	6.875%	915,000	985,912
Senior Secured 08/01/21	5.125%	103,000	107,635
Catamaran Corp. 03/15/21	4.750%	104,000	103,220
ConvaTec Finance International SA Senior Unsecured PIK(a) 01/15/19	8.250%	207,000	211,425
ConvaTec Healthcare E SA Senior Unsecured(a) 12/15/18	10.500%	882,000	934,920

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	795,000	842,700
07/15/24	5.125%	884,000	901,680
Emdeon, Inc. 12/31/19	11.000%	392,000	434,630
Fresenius Medical Care U.S. Finance II, Inc.(a) 07/31/19	5.625%	192,000	205,680
01/31/22	5.875%	860,000	937,400
10/15/24	4.750%	209,000	209,653
Fresenius Medical Care U.S. Finance, Inc.(a) 09/15/18	6.500%	383,000	424,173
HCA, Inc. Senior Secured 02/15/20	6.500%	2,041,000	2,278,266
04/15/25	5.250%	560,000	580,300
IMS Health, Inc. Senior Unsecured(a) 11/01/20	6.000%	352,000	365,200
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured 11/01/18	10.500%	263,000	289,300
LifePoint Hospitals, Inc. 12/01/21	5.500%	406,000	425,285
MPH Acquisition Holdings LLC(a) 04/01/22	6.625%	380,000	398,050
McKesson Corp. Senior Unsecured 03/15/23	2.850%	6,845,000	6,582,549
Physio-Control International, Inc. Senior Secured(a) 01/15/19	9.875%	227,000	244,593
STHI Holding Corp. Secured(a) 03/15/18	8.000%	243,000	255,150
Teleflex, Inc.(a) 06/15/24	5.250%	31,000	31,465
Tenet Healthcare Corp. Senior Secured 06/01/20	4.750%	638,000	652,355
10/01/20	6.000%	264,000	283,800
04/01/21	4.500%	130,000	130,325
10/01/21	4.375%	730,000	725,437
Senior Unsecured 04/01/22	8.125%	914,000	1,047,672
Tenet Healthcare Corp.(a) Senior Unsecured 03/01/19	5.000%	46,000	46,058
Universal Health Services, Inc. Senior Secured(a) 08/01/22	4.750%	532,000	541,642
Total			23,446,818

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance —%
Centene Corp. Senior Unsecured 05/15/22	4.750%	177,000	178,991
Home Construction 0.2%
Brookfield Residential Properties, Inc./U.S. Corp.(a) 07/01/22	6.125%	147,000	156,188
Meritage Homes Corp. 03/01/18	4.500%	360,000	367,200
04/15/20	7.150%	78,000	85,800
04/01/22	7.000%	174,000	188,790
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	278,000	296,070
Standard Pacific Corp. 12/15/21	6.250%	271,000	284,550
TRI Pointe Holdings, Inc. Senior Unsecured(a) 06/15/19	4.375%	147,000	146,265
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 04/15/20	7.750%	132,000	141,570
04/15/20	7.750%	383,000	410,767
04/15/21	5.250%	355,000	357,531
Total			2,434,731
Independent Energy 6.3%
Antero Resources Corp.(a) 12/01/22	5.125%	690,000	690,138
Antero Resources Finance Corp. 11/01/21	5.375%	273,000	277,095
Apache Corp. Senior Unsecured 01/15/44	4.250%	4,252,000	3,942,875
Athlon Holdings LP/Finance Corp. 04/15/21	7.375%	779,000	853,005
Athlon Holdings LP/Finance Corp.(a) 05/01/22	6.000%	190,000	204,012
Canadian Natural Resources Ltd. Senior Unsecured 04/15/24	3.800%	19,350,000	19,472,118
Canadian Oil Sands Ltd.(a) 04/01/22	4.500%	3,780,000	4,004,381
Senior Unsecured 04/01/42	6.000%	2,415,000	2,729,786
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	434,000	451,360

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Energy Corp. 12/15/18	7.250%	1,980,000	2,269,575
08/15/20	6.625%	476,000	537,880
02/15/21	6.125%	539,000	598,290
03/15/23	5.750%	1,299,000	1,422,405
Cimarex Energy Co. 06/01/24	4.375%	452,000	459,345
Comstock Resources, Inc. 06/15/20	9.500%	725,000	764,875
Concho Resources, Inc. 01/15/21	7.000%	1,254,000	1,352,752
01/15/22	6.500%	174,000	187,920
04/01/23	5.500%	1,490,000	1,575,675
Continental Resources, Inc. 09/15/22	5.000%	16,641,000	17,639,460
06/01/44	4.900%	4,155,000	4,103,378
EP Energy LLC/Everest Acquisition Finance, Inc. 05/01/20	9.375%	859,000	940,605
09/01/22	7.750%	130,000	137,150
Hess Corp. Senior Unsecured 02/15/41	5.600%	4,180,000	4,730,222
Hilcorp Energy I LP/Finance Co. Senior Unsecured(a) 12/01/24	5.000%	201,000	192,960
Kodiak Oil & Gas Corp. 01/15/21	5.500%	449,000	455,735
02/01/22	5.500%	1,124,000	1,146,480
Laredo Petroleum, Inc. 01/15/22	5.625%	1,847,000	1,819,295
05/01/22	7.375%	297,000	308,880
Noble Energy, Inc. Senior Unsecured 11/15/43	5.250%	7,114,000	7,658,769
Oasis Petroleum, Inc. 11/01/21	6.500%	834,000	854,850
03/15/22	6.875%	344,000	357,760
01/15/23	6.875%	860,000	894,400
Parsley Energy LLC/Finance Corp. Senior Unsecured(a) 02/15/22	7.500%	960,000	940,800
RKI Exploration & Production LLC/Finance Corp.(a) 08/01/21	8.500%	220,000	215,050
RSP Permian, Inc.(a) 10/01/22	6.625%	159,000	158,571
Range Resources Corp. 06/01/21	5.750%	705,000	743,775
Whiting Petroleum Corp. 10/01/18	6.500%	35,000	36,050
03/15/21	5.750%	786,000	829,230

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.(a) 05/10/21	4.600%	4,295,000	4,655,230
Total			90,612,137
Integrated Energy 1.2%
Cenovus Energy, Inc. Senior Unsecured 09/15/23	3.800%	17,495,000	17,731,410
Leisure 0.2%
AMC Entertainment, Inc. 12/01/20	9.750%	51,000	56,610
Activision Blizzard, Inc.(a) 09/15/21	5.625%	1,970,000	2,095,587
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.(a) 06/01/24	5.375%	314,000	314,000
Six Flags, Inc., Escrow(a)(b)(c)(f)(g) 06/01/44	0.000%	259,000	—
Total			2,466,197
Life Insurance 4.8%
Five Corners Funding Trust Senior Unsecured(a) 11/15/23	4.419%	31,880,000	33,662,150
Guardian Life Insurance Co. of America (The) Subordinated Notes(a) 06/19/64	4.875%	7,200,000	7,266,614
MetLife, Inc. Senior Unsecured 09/15/23	4.368%	11,950,000	12,898,364
Teachers Insurance & Annuity Association of America Subordinated Notes(a) 09/15/44	4.900%	14,525,000	15,374,498
Total			69,201,626
Lodging 0.2%
Choice Hotels International, Inc. 07/01/22	5.750%	1,075,000	1,158,313
Hilton Worldwide Finance/Corp.(a) 10/15/21	5.625%	1,159,000	1,221,296
Playa Resorts Holding BV(a) 08/15/20	8.000%	646,000	668,610
Total			3,048,219
Media and Entertainment 4.6%
21st Century Fox America, Inc.(a) 09/15/44	4.750%	15,030,000	15,537,247

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AMC Networks, Inc. 12/15/22	4.750%	935,000	927,987
British Sky Broadcasting Group PLC(a) 11/26/22	3.125%	23,596,000	23,158,105
CBS Outdoor Americas Capital LLC/Corp.(a) 02/15/22	5.250%	73,000	75,373
02/15/24	5.625%	73,000	76,103
03/15/25	5.875%	641,000	673,050
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	297,000	315,934
Senior Unsecured 11/15/22	6.500%	455,000	468,650
11/15/22	6.500%	455,000	470,925
Gannett Co., Inc. 10/15/19	5.125%	285,000	296,400
10/15/23	6.375%	74,000	79,550
Gannett Co., Inc.(a) 09/15/21	4.875%	130,000	130,975
09/15/24	5.500%	115,000	118,738
Lamar Media Corp. 01/15/24	5.375%	101,000	104,535
MDC Partners, Inc.(a) 04/01/20	6.750%	744,000	771,900
Nielsen Finance Co. SARL (The)(a) 10/01/21	5.500%	566,000	585,810
Sinclair Television Group, Inc.(a) 08/01/24	5.625%	487,000	480,913
Thomson Reuters Corp. Senior Unsecured 05/23/43	4.500%	12,129,000	11,638,333
Time Warner, Inc. 03/29/41	6.250%	6,360,000	7,655,379
Univision Communications, Inc.(a) 05/15/21	8.500%	351,000	379,519
Senior Secured 11/01/20	7.875%	273,000	294,840
09/15/22	6.750%	463,000	513,930
05/15/23	5.125%	231,000	243,705
iHeartCommunications, Inc. PIK 02/01/21	14.000%	414,304	360,444
iHeartCommunications, Inc. Senior Secured 03/01/21	9.000%	363,000	363,000
iHeartCommunications, Inc.(a) Senior Secured 09/15/22	9.000%	119,000	119,595
Total			65,840,940

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals 2.3%
Alcoa, Inc. Senior Unsecured 10/01/24	5.125%	385,000	406,451
ArcelorMittal Senior Unsecured 02/25/22	6.750%	573,000	636,030
BHP Billiton Finance USA Ltd. 09/30/43	5.000%	2,185,000	2,440,322
Barrick Gold Corp. Senior Unsecured 04/01/42	5.250%	3,717,000	3,385,603
Barrick North America Finance LLC 05/01/43	5.750%	1,835,000	1,775,036
Calcipar SA Senior Secured(a) 05/01/18	6.875%	359,000	371,565
Constellium NV(a) 05/15/24	5.750%	105,000	103,950
FMG Resources August 2006 Proprietary Ltd.(a) 11/01/19	8.250%	265,000	276,263
Newmont Mining Corp. 03/15/42	4.875%	5,025,000	4,204,382
Rio Tinto Finance USA PLC 08/21/42	4.125%	3,045,000	2,855,351
Teck Resources Ltd. 02/01/23	3.750%	5,000,000	4,717,605
03/01/42	5.200%	5,445,000	4,978,233
Vale SA Senior Unsecured 09/11/42	5.625%	6,855,000	6,774,111
Total			32,924,902
Midstream 9.8%
Access Midstream Partners LP/Finance Corp. 05/15/23	4.875%	752,000	785,840
03/15/24	4.875%	10,000	10,450
CenterPoint Energy Resources Corp. Senior Unsecured 11/01/17	6.125%	7,966,000	9,049,201
Colorado Interstate Gas Co. LLC Senior Unsecured 11/15/15	6.800%	1,914,000	2,027,100
Crestwood Midstream Partners LP/Finance Corp. 03/01/22	6.125%	206,000	208,060
El Paso Pipeline Partners Operating Co. LLC 05/01/24	4.300%	6,395,000	6,402,994
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP Senior Unsecured 02/01/43	5.150%	2,715,000	2,706,581
Enterprise Products Operating LLC 02/15/45	5.100%	6,255,000	6,621,756
Hiland Partners LP/Finance Corp.(a) 10/01/20	7.250%	1,176,000	1,243,620
Kinder Morgan Energy Partners LP Senior Unsecured 03/01/21	3.500%	2,270,000	2,258,818
09/01/22	3.950%	10,032,000	10,004,873
02/15/23	3.450%	23,941,000	23,003,614
Kinder Morgan, Inc. Senior Unsecured 09/15/20	6.500%	1,139,000	1,304,666
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	496,000	534,440
02/15/23	5.500%	753,000	801,945
07/15/23	4.500%	1,231,000	1,261,775
NiSource Finance Corp. 02/15/44	4.800%	660,000	697,190
Northwest Pipeline LLC Senior Unsecured 04/15/17	5.950%	8,479,000	9,358,908
Plains All American Pipeline LP/Finance Corp. Senior Unsecured 01/31/23	2.850%	16,310,000	15,669,914
Regency Energy Partners LP/Finance Corp. 07/15/21	6.500%	812,000	862,750
03/01/22	5.875%	213,000	226,845
10/01/22	5.000%	325,000	331,500
Rockies Express Pipeline LLC Senior Unsecured(a) 04/15/15	3.900%	12,795,000	12,779,006
Sabine Pass Liquefaction LLC(a) Senior Secured 04/15/23	5.625%	100,000	103,750
05/15/24	5.750%	362,000	374,217
Southern Natural Gas Co. LLC Senior Unsecured(a) 04/01/17	5.900%	16,345,000	17,913,384
Targa Resources Partners LP/Finance Corp. 05/01/23	5.250%	20,000	21,000
11/15/23	4.250%	230,000	227,700
Targa Resources Partners LP/Finance Corp.(a) 11/15/19	4.125%	228,000	231,420
Tesoro Logistics LP/Finance Corp.(a) Senior Unsecured 10/15/19	5.500%	115,000	118,163
10/15/22	6.250%	720,000	745,200

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransCanada PipeLines Ltd. Senior Unsecured 10/16/23	3.750%	2,865,000	2,926,225
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured 04/15/16	6.400%	8,983,000	9,676,137
Total			140,489,042
Natural Gas 1.9%
Sempra Energy Senior Unsecured 12/01/23	4.050%	22,112,000	23,483,033
06/15/24	3.550%	3,370,000	3,438,842
Total			26,921,875
Oil Field Services 1.5%
Noble Holding International Ltd. 03/15/22	3.950%	10,735,000	10,355,024
03/15/42	5.250%	11,515,000	10,067,369
Weatherford International Ltd. 03/15/38	7.000%	1,520,000	1,788,529
Total			22,210,922
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp. 02/01/22	5.875%	401,000	412,028
Other Industry —%
AECOM Technology Corp.(a) 10/15/22	5.750%	170,000	178,925
CB Richard Ellis Services, Inc. 03/15/25	5.250%	369,000	377,764
Total			556,689
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a) 01/31/21	6.750%	249,000	254,603
Beverage Packaging Holdings (Luxembourg) II SA(a) 12/15/16	5.625%	114,000	114,285
06/15/17	6.000%	52,000	51,870
Plastipak Holdings, Inc. Senior Unsecured(a) 10/01/21	6.500%	579,000	596,370
Reynolds Group Issuer, Inc./LLC 04/15/19	9.000%	166,000	173,470
08/15/19	9.875%	225,000	244,406
02/15/21	8.250%	730,000	784,750
Senior Secured 08/15/19	7.875%	281,000	301,021
10/15/20	5.750%	1,303,000	1,355,120

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured(a) 05/01/22	6.375%	516,000	500,520
Total			4,376,415
Pharmaceuticals 1.0%
Amgen, Inc. Senior Unsecured 05/15/43	5.375%	9,755,000	10,806,618
Capsugel SA Senior Unsecured PIK(a) 05/15/19	7.000%	158,000	160,665
Grifols Worldwide Operations Ltd. Senior Unsecured(a) 04/01/22	5.250%	445,000	456,125
Jaguar Holding Co. I Senior Unsecured PIK(a) 10/15/17	9.375%	230,000	235,463
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a) 12/01/19	9.500%	337,000	361,432
Valeant Pharmaceuticals International, Inc.(a) 10/15/20	6.375%	1,452,000	1,490,115
12/01/21	5.625%	203,000	201,478
Total			13,711,896
Property & Casualty 2.9%
Alleghany Corp. Senior Unsecured 06/27/22	4.950%	9,878,000	10,810,236
Berkshire Hathaway Finance Corp. 05/15/42	4.400%	1,490,000	1,513,783
CNA Financial Corp. Senior Unsecured 08/15/20	5.875%	6,651,000	7,641,514
HUB International Ltd. Senior Unsecured(a) 10/01/21	7.875%	983,000	1,024,778
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK(a) 07/15/19	8.125%	93,000	92,303
Liberty Mutual Group, Inc.(a) 05/01/22	4.950%	13,686,000	14,833,352
Loews Corp. Senior Unsecured 05/15/23	2.625%	5,460,000	5,195,834
Total			41,111,800

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.7%
Burlington Northern Santa Fe LLC Senior Unsecured 09/01/44	4.550%	2,850,000	2,891,297
CSX Corp. Senior Unsecured 03/15/44	4.100%	7,190,000	6,846,929
Florida East Coast Holdings Corp.(a) 05/01/20	9.750%	255,000	259,781
Senior Secured 05/01/19	6.750%	339,000	349,807
Total			10,347,814
Refining 0.5%
Marathon Petroleum Corp. Senior Unsecured 09/15/44	4.750%	7,780,000	7,828,080
Restaurants 0.7%
BC ULC/New Red Finance Inc. Secured(a) 04/01/22	6.000%	732,000	742,065
Yum! Brands, Inc. Senior Unsecured 11/01/20	3.875%	2,000,000	2,077,437
11/01/21	3.750%	7,615,000	7,844,013
Total			10,663,515
Retailers 0.8%
Group 1 Automotive, Inc.(a) 06/01/22	5.000%	157,000	155,430
L Brands, Inc. 05/01/20	7.000%	500,000	567,500
Rite Aid Corp. Senior Unsecured 02/15/27	7.700%	198,000	219,780
Target Corp. Senior Unsecured 07/01/24	3.500%	6,665,000	6,752,218
07/01/42	4.000%	4,113,000	3,949,434
Total			11,644,362
Technology 1.7%
Alliance Data Systems Corp.(a) 12/01/17	5.250%	624,000	642,720
04/01/20	6.375%	15,000	15,675
08/01/22	5.375%	1,273,000	1,292,095
Ancestry.com, Inc. 12/15/20	11.000%	404,000	457,530

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Audatex North America, Inc.(a) 06/15/21	6.000%	294,000	310,905
CDW LLC/Finance Corp. 04/01/19	8.500%	348,000	369,750
Equinix, Inc. Senior Unsecured 04/01/20	4.875%	558,000	570,555
04/01/23	5.375%	980,000	1,010,625
First Data Corp. 01/15/21	12.625%	415,000	501,112
First Data Corp.(a) Secured 01/15/21	8.250%	888,000	963,480
Senior Secured 08/15/20	8.875%	110,000	119,075
11/01/20	6.750%	665,000	714,875
Goodman Networks, Inc. Senior Secured 07/01/18	12.125%	235,000	251,450
Iron Mountain, Inc. 08/15/23	6.000%	231,000	243,705
NCR Corp. 12/15/21	5.875%	113,000	115,825
NXP BV/Funding LLC(a) 02/15/21	5.750%	303,000	319,665
Nuance Communications, Inc.(a) 08/15/20	5.375%	572,000	574,860
Oracle Corp. Senior Unsecured 10/15/22	2.500%	9,000,000	8,690,166
07/08/44	4.500%	5,760,000	5,949,729
Sensata Technologies BV(a) 11/01/24	5.625%	141,000	148,843
VeriSign, Inc. Senior Unsecured 05/01/23	4.625%	382,000	380,568
Zebra Technologies Corp. Senior Unsecured(a) 10/15/22	7.250%	524,000	551,510
Total			24,194,718
Transportation Services 0.6%
FedEx Corp. 01/15/44	5.100%	7,150,000	7,867,038
Hertz Corp. (The) 01/15/21	7.375%	680,000	719,100
Total			8,586,138

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 2.6%
Altice SA Senior Secured(a) 05/15/22	7.750%	137,000	143,850
America Movil SAB de CV Senior Unsecured 07/16/42	4.375%	770,000	731,754
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured 12/15/17	2.381%	950,000	962,481
Crown Castle International Corp. Senior Unsecured 01/15/23	5.250%	1,928,000	1,973,790
Rogers Communications, Inc. 03/15/23	3.000%	22,045,000	21,204,953
SBA Communications Corp. Senior Unsecured(a) 07/15/22	4.875%	191,000	188,111
SBA Telecommunications, Inc. 07/15/20	5.750%	365,000	381,425
Sprint Communications, Inc. Senior Unsecured 08/15/17	8.375%	127,000	143,351
11/15/22	6.000%	518,000	516,705
Sprint Communications, Inc.(a) 11/15/18	9.000%	1,214,000	1,424,932
03/01/20	7.000%	465,000	518,707
Sprint Corp.(a) 09/15/21	7.250%	679,000	718,042
06/15/24	7.125%	277,000	284,618
T-Mobile USA, Inc. 04/28/20	6.542%	11,000	11,605
04/28/21	6.633%	457,000	481,564
01/15/22	6.125%	192,000	198,960
04/28/22	6.731%	299,000	316,193
03/01/23	6.000%	393,000	404,790
04/01/23	6.625%	110,000	116,050
01/15/24	6.500%	192,000	201,120
03/01/25	6.375%	98,000	100,695
Vodafone Group PLC Senior Unsecured 02/19/43	4.375%	4,813,000	4,476,509
Wind Acquisition Finance SA(a) 04/23/21	7.375%	423,000	413,483
Senior Secured 04/30/20	6.500%	439,000	456,560
07/15/20	4.750%	453,000	442,808
Total			36,813,056

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 5.8%
AT&T, Inc. Senior Unsecured 06/15/45	4.350%	26,605,000	24,833,054
CenturyLink, Inc. Senior Unsecured 03/15/22	5.800%	204,000	216,240
12/01/23	6.750%	687,000	762,570
Frontier Communications Corp. Senior Unsecured 07/01/21	9.250%	497,000	592,673
09/15/21	6.250%	47,000	48,557
04/15/24	7.625%	245,000	263,375
01/15/25	6.875%	639,000	646,987
Level 3 Communications, Inc. Senior Unsecured 02/01/19	11.875%	681,000	733,777
Level 3 Escrow II, Inc.(a) 08/15/22	5.375%	457,000	463,855
Level 3 Financing, Inc. 06/01/20	7.000%	176,000	188,320
07/15/20	8.625%	150,000	165,000
Level 3 Financing, Inc.(a) 01/15/21	6.125%	233,000	244,359
Level 3 Financing, Inc.(a)(h) 01/15/18	3.823%	111,000	111,278
Orange SA Senior Unsecured 02/06/44	5.500%	2,062,000	2,280,588
Telecom Italia SpA Senior Unsecured(a) 05/30/24	5.303%	619,000	624,882
Verizon Communications, Inc. Senior Unsecured 11/01/21	3.500%	7,700,000	7,848,494
03/15/24	4.150%	12,000,000	12,481,452
11/01/42	3.850%	32,623,000	28,746,259
Windstream Corp. 10/15/20	7.750%	288,000	306,720
08/01/23	6.375%	105,000	105,788
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	160,000	177,600
Senior Secured 01/01/20	8.125%	572,000	610,610
Total			82,452,438
Total Corporate Bonds & Notes (Cost: $1,314,654,501)			1,342,296,984

Residential Mortgage-Backed Securities — Agency —%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(i) 01/15/19	10.000%	6	6
Total Residential Mortgage-Backed Securities — Agency (Cost: $6)			6

U.S. Treasury Obligations 0.1%

U.S. Treasury 05/15/44	3.375%	1,900,000	2,015,632
Total U.S. Treasury Obligations (Cost: $1,981,127)			2,015,632

Foreign Government Obligations(j) 0.4%

Mexico 0.1%
Petroleos Mexicanos 06/27/44	5.500%	2,000,000	2,085,000
Netherlands 0.3%
Petrobras Global Finance BV 05/20/43	5.625%	4,275,000	3,899,954
Total Foreign Government Obligations (Cost: $5,309,140)			5,984,954

Senior Loans 0.1%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Chemicals —%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan(h)(k) 02/01/20	3.750%	287,927	283,069
Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan(h)(k) 03/20/20	8.500%	302,000	295,960
U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan(h)(k) 07/03/19	4.250%	739,540	733,994
United Surgical Partners International, Inc. Tranche B Term Loan(h)(k) 04/03/19	4.750%	365,145	364,886
Total			1,394,840
Total Senior Loans (Cost: $1,696,524)			1,677,909

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Common Stocks —%

Issuer	Shares	Value ($)
Financials —%
Insurance —%
Washington Funding Trust LII D Escrow(b)(c)(f)(g)	1,075	—
WMI Holdings Corp.(g)	21,286	45,552
Total		45,552
Total Financials		45,552
Total Common Stocks (Cost: $1,077,709)		45,552

Money Market Funds 4.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.092%(l)(m)	56,720,714	56,720,714
Total Money Market Funds (Cost: $56,720,714)		56,720,714
Total Investments (Cost: $1,381,439,721)		1,408,741,751
Other Assets & Liabilities, Net		23,990,479
Net Assets		1,432,732,230

Investments in Derivatives

Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, cash totaling $6,571,800 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US ULTRA T-BOND	48	USD	7,527,000	12/2014	207,710	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(3,201)	USD	(404,476,375)	12/2014	—	(937,197)
US 5YR NOTE	(724)	USD	(86,467,096)	12/2014	—	(544,088)
US LONG BOND	(1,116)	USD	(157,460,625)	12/2014	—	(1,815,174)
Total					—	(3,296,459)

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $279,608,513 or 19.52% of net assets.

(b)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2014 was $9,525, which represents less than 0.01% of net assets. Information concerning such security holdings at October 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Six Flags, Inc., Escrow 06/01/44 0.000%	05/07/2010	—
Washington Funding Trust LII D Escrow	03/05/2007	—
Washington Mutual Bank Subordinated Notes 01/15/15 5.125%	03/10/2006 - 05/14/2008	5,688,448

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2014, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(d)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2014, the value of these securities amounted to $9,525, which represents less than 0.01% of net assets.

(e)  Represents a security purchased on a when-issued or delayed delivery basis.

(f)  Negligible market value.

(g)  Non-income producing.

(h)  Variable rate security.

(i)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)  Principal and interest may not be guaranteed by the government.

(k)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(l)  The rate shown is the seven-day current annualized yield at October 31, 2014.

(m)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	98,299,930	372,379,868	(413,959,084)	56,720,714	50,204	56,720,714

Abbreviation Legend

PIK  Payment-in-Kind

Currency Legend

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Corporate Income Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	18,793,931	9,525	18,803,456
All Other Industries	—	1,323,493,528	—	1,323,493,528
Residential Mortgage-Backed Securities — Agency	—	6	—	6
U.S. Treasury Obligations	2,015,632	—	—	2,015,632
Foreign Government Obligations	—	5,984,954	—	5,984,954
Total Bonds	2,015,632	1,348,272,419	9,525	1,350,297,576
Other
Senior Loans	—	1,677,909	—	1,677,909
Total Other	—	1,677,909	—	1,677,909
Equity Securities
Common Stocks
Financials	45,552	—	—	45,552
Total Equity Securities	45,552	—	—	45,552
Mutual Funds
Money Market Funds	56,720,714	—	—	56,720,714
Total Mutual Funds	56,720,714	—	—	56,720,714
Investments in Securities	58,781,898	1,349,950,328	9,525	1,408,741,751
Derivatives
Assets
Futures Contracts	207,710	—	—	207,710
Liabilities
Futures Contracts	(3,296,459)	—	—	(3,296,459)
Total	55,693,149	1,349,950,328	9,525	1,405,653,002

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company's bankruptcy filing. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Corporate Income Fund

Statement of Assets and Liabilities

October 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,324,719,007)	$1,352,021,037
Affiliated issuers (identified cost $56,720,714)	56,720,714
Total investments (identified cost $1,381,439,721)	1,408,741,751
Cash	14,336
Margin deposits	6,571,800
Receivable for:
Investments sold	3,160,656
Capital shares sold	4,925,699
Dividends	4,714
Interest	15,434,612
Reclaims	16,120
Variation margin	1,492,154
Expense reimbursement due from Investment Manager	143
Prepaid expenses	11,949
Trustees' deferred compensation plan	77,428
Other assets	63,335
Total assets	1,440,514,697
Liabilities
Payable for:
Investments purchased	446,071
Investments purchased on a delayed delivery basis	2,398,233
Capital shares purchased	773,399
Dividend distributions to shareholders	3,844,132
Variation margin	27,000
Investment management fees	16,734
Distribution and/or service fees	2,062
Transfer agent fees	137,633
Administration fees	2,557
Chief compliance officer expenses	79
Other expenses	57,139
Trustees' deferred compensation plan	77,428
Total liabilities	7,782,467
Net assets applicable to outstanding capital stock	$1,432,732,230
Represented by
Paid-in capital	$1,411,791,390
Excess of distributions over net investment income	(665,574)
Accumulated net realized loss	(2,143,753)
Unrealized appreciation (depreciation) on:
Investments	27,302,030
Futures contracts	(3,088,749)
Swap contracts	(463,114)
Total — representing net assets applicable to outstanding capital stock	$1,432,732,230

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Corporate Income Fund

Statement of Assets and Liabilities (continued)

October 31, 2014 (Unaudited)

Class A
Net assets	$122,455,466
Shares outstanding	12,004,451
Net asset value per share	$10.20
Maximum offering price per share(a)	$10.71
Class B
Net assets	$864,137
Shares outstanding	84,722
Net asset value per share	$10.20
Class C
Net assets	$14,296,029
Shares outstanding	1,401,582
Net asset value per share	$10.20
Class I
Net assets	$630,284,931
Shares outstanding	61,781,313
Net asset value per share	$10.20
Class R4
Net assets	$15,758,170
Shares outstanding	1,546,831
Net asset value per share	$10.19
Class R5
Net assets	$1,330,165
Shares outstanding	130,599
Net asset value per share	$10.19
Class W
Net assets	$126,669,996
Shares outstanding	12,417,355
Net asset value per share	$10.20
Class Y
Net assets	$11,090,584
Shares outstanding	1,087,225
Net asset value per share	$10.20
Class Z
Net assets	$509,982,752
Shares outstanding	49,998,986
Net asset value per share	$10.20

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Corporate Income Fund

Statement of Operations

Six Months Ended October 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$50,204
Interest	26,107,950
Foreign taxes withheld	(4,124)
Total income	26,154,030
Expenses:
Investment management fees	3,049,467
Distribution and/or service fees
Class A	156,156
Class B	5,353
Class C	76,100
Class W	163,751
Transfer agent fees
Class A	120,577
Class B	1,031
Class C	14,694
Class R4	13,785
Class R5	413
Class W	126,438
Class Z	459,731
Administration fees	466,245
Compensation of board members	27,159
Custodian fees	9,559
Printing and postage fees	45,067
Registration fees	61,958
Professional fees	37,733
Chief compliance officer expenses	381
Other	16,207
Total expenses	4,851,805
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(11,354)
Fees waived by Distributor — Class C	(11,415)
Expense reductions	(1,690)
Total net expenses	4,827,346
Net investment income	21,326,684
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	17,032,349
Futures contracts	(16,340,421)
Net realized gain	691,928
Net change in unrealized appreciation (depreciation) on:
Investments	(1,511,643)
Futures contracts	629,208
Swap contracts	(38,291)
Net change in unrealized depreciation	(920,726)
Net realized and unrealized loss	(228,798)
Net increase in net assets resulting from operations	$21,097,886

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Corporate Income Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$21,326,684	$43,626,414
Net realized gain	691,928	1,217,865
Net change in unrealized depreciation	(920,726)	(20,201,124)
Net increase in net assets resulting from operations	21,097,886	24,643,155
Distributions to shareholders
Net investment income
Class A	(1,692,178)	(3,442,273)
Class B	(10,407)	(36,184)
Class C	(160,517)	(415,438)
Class I	(10,317,250)	(20,805,824)
Class R4	(211,801)	(156,773)
Class R5	(25,486)	(73,344)
Class W	(1,774,775)	(4,095,727)
Class Y	(117,626)	(284)
Class Z	(7,050,533)	(14,566,339)
Net realized gains
Class A	—	(3,796,109)
Class B	—	(52,362)
Class C	—	(574,543)
Class I	—	(22,405,768)
Class R4	—	(128,815)
Class R5	—	(24,050)
Class W	—	(4,326,368)
Class Y	—	(76)
Class Z	—	(15,076,305)
Total distributions to shareholders	(21,360,573)	(89,976,582)
Increase in net assets from capital stock activity	11,900,315	11,964,890
Total increase (decrease) in net assets	11,637,628	(53,368,537)
Net assets at beginning of period	1,421,094,602	1,474,463,139
Net assets at end of period	$1,432,732,230	$1,421,094,602
Excess of distributions over net investment income	$(665,574)	$(631,685)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Corporate Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,595,157	16,352,906	3,258,187	33,246,804
Distributions reinvested	149,163	1,528,543	641,459	6,433,644
Redemptions	(1,560,314)	(15,986,673)	(5,230,527)	(53,241,562)
Net increase (decrease)	184,006	1,894,776	(1,330,881)	(13,561,114)
Class B shares
Subscriptions	5,003	51,205	10,570	108,811
Distributions reinvested	710	7,277	6,482	64,896
Redemptions(a)	(44,450)	(455,713)	(123,653)	(1,258,672)
Net decrease	(38,737)	(397,231)	(106,601)	(1,084,965)
Class C shares
Subscriptions	115,769	1,185,548	226,891	2,321,624
Distributions reinvested	13,258	135,871	83,757	838,991
Redemptions	(255,256)	(2,614,902)	(1,109,311)	(11,303,100)
Net decrease	(126,229)	(1,293,483)	(798,663)	(8,142,485)
Class I shares
Subscriptions	2,413,947	24,794,397	13,440,286	137,793,223
Distributions reinvested	1,006,722	10,317,088	4,309,020	43,211,399
Redemptions	(7,901,178)	(81,086,574)	(8,539,593)	(86,312,320)
Net increase (decrease)	(4,480,509)	(45,975,089)	9,209,713	94,692,302
Class R4 shares
Subscriptions	476,291	4,874,779	1,101,060	11,092,780
Distributions reinvested	20,673	211,525	28,495	285,371
Redemptions	(74,218)	(761,055)	(86,688)	(868,215)
Net increase	422,746	4,325,249	1,042,867	10,509,936
Class R5 shares
Subscriptions	37,298	381,342	990,899	10,019,149
Distributions reinvested	2,474	25,326	9,629	97,219
Redemptions	(69,165)	(703,631)	(851,524)	(8,557,883)
Net increase (decrease)	(29,393)	(296,963)	149,004	1,558,485
Class W shares
Subscriptions	775,973	7,947,199	3,476,907	35,522,137
Distributions reinvested	173,168	1,774,636	839,277	8,421,917
Redemptions	(1,485,262)	(15,206,017)	(6,281,368)	(64,187,468)
Net decrease	(536,121)	(5,484,182)	(1,965,184)	(20,243,414)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Corporate Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Y shares
Subscriptions	1,157,415	11,895,645	2,524	25,221
Distributions reinvested	11,484	117,465	18	184
Redemptions	(84,432)	(864,203)	(16)	(158)
Net increase	1,084,467	11,148,907	2,526	25,247
Class Z shares
Subscriptions	9,024,765	92,302,866	9,999,802	101,808,827
Distributions reinvested	279,505	2,864,092	1,232,786	12,363,980
Redemptions	(4,611,988)	(47,188,627)	(16,340,042)	(165,961,909)
Net increase (decrease)	4,692,282	47,978,331	(5,107,454)	(51,789,102)
Total net increase	1,172,512	11,900,315	1,095,327	11,964,890

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Corporate Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.20		$10.67		$10.30		$10.19		$9.71		$9.53		$7.61
Income from investment operations:
Net investment income	0.14		0.29		0.32		0.03		0.35		0.50		0.54
Net realized and unrealized gain (loss)	(0.00	)(b)	(0.14)		0.59		0.11		0.49		0.19		1.95
Total from investment operations	0.14		0.15		0.91		0.14		0.84		0.69		2.49
Less distributions to shareholders:
Net investment income	(0.14)		(0.29)		(0.32)		(0.03)		(0.36)		(0.51)		(0.57)
Net realized gains	—		(0.33)		(0.22)		—		—		—		—
Total distributions to shareholders	(0.14)		(0.62)		(0.54)		(0.03)		(0.36)		(0.51)		(0.57)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$10.20		$10.20		$10.67		$10.30		$10.19		$9.71		$9.53
Total return	1.37%		1.60%		8.97%		1.35%		8.83%		7.43%		33.42%
Ratios to average net assets(c)
Total gross expenses	0.96	%(d)	0.96%		0.96%		0.97	%(d)	0.98	%(e)	1.03	%(f)	0.95	%(e)
Total net expenses(g)	0.96	%(d)(h)	0.96	%(h)	0.95	%(h)	0.92	%(d)	0.93	%(e)(h)	0.96	%(f)(h)	0.95	%(e)(h)
Net investment income	2.70	%(d)	2.80%		3.04%		3.30	%(d)	3.54%		5.14%		6.04%
Supplemental data
Net assets, end of period (in thousands)	$122,455		$120,603		$140,322		$123,974		$119,473		$81,879		$85,361
Portfolio turnover	44%		105%		109%		6%		183%		108%		131%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
27

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class B	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.20		$10.67		$10.30		$10.19		$9.71		$9.53		$7.61
Income from investment operations:
Net investment income	0.10		0.21		0.24		0.02		0.28		0.43		0.48
Net realized and unrealized gain (loss)	(0.00	)(b)	(0.14)		0.59		0.11		0.49		0.19		1.95
Total from investment operations	0.10		0.07		0.83		0.13		0.77		0.62		2.43
Less distributions to shareholders:
Net investment income	(0.10)		(0.21)		(0.24)		(0.02)		(0.29)		(0.44)		(0.51)
Net realized gains	—		(0.33)		(0.22)		—		—		—		—
Total distributions to shareholders	(0.10)		(0.54)		(0.46)		(0.02)		(0.29)		(0.44)		(0.51)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$10.20		$10.20		$10.67		$10.30		$10.19		$9.71		$9.53
Total return	0.99%		0.84%		8.16%		1.29%		8.02%		6.64%		32.44%
Ratios to average net assets(c)
Total gross expenses	1.71	%(d)	1.71%		1.71%		1.72	%(d)	1.75	%(e)	1.78	%(f)	1.70	%(e)
Total net expenses(g)	1.71	%(d)(h)	1.71	%(h)	1.70	%(h)	1.67	%(d)	1.68	%(e)(h)	1.71	%(f)(h)	1.70	%(e)(h)
Net investment income	1.93	%(d)	2.04%		2.32%		2.55	%(d)	2.84%		4.42%		5.33%
Supplemental data
Net assets, end of period (in thousands)	$864		$1,259		$2,455		$3,129		$3,173		$4,344		$6,583
Portfolio turnover	44%		105%		109%		6%		183%		108%		131%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
28

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.20		$10.67		$10.30		$10.19		$9.71		$9.53		$7.61
Income from investment operations:
Net investment income	0.11		0.22		0.26		0.02		0.29		0.44		0.49
Net realized and unrealized gain (loss)	(0.00	)(b)	(0.13)		0.58		0.11		0.49		0.20		1.95
Total from investment operations	0.11		0.09		0.84		0.13		0.78		0.64		2.44
Less distributions to shareholders:
Net investment income	(0.11)		(0.23)		(0.25)		(0.02)		(0.30)		(0.46)		(0.52)
Net realized gains	—		(0.33)		(0.22)		—		—		—		—
Total distributions to shareholders	(0.11)		(0.56)		(0.47)		(0.02)		(0.30)		(0.46)		(0.52)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$10.20		$10.20		$10.67		$10.30		$10.19		$9.71		$9.53
Total return	1.07%		0.99%		8.32%		1.30%		8.18%		6.79%		32.63%
Ratios to average net assets(c)
Total gross expenses	1.71	%(d)	1.71%		1.71%		1.72	%(d)	1.73	%(e)	1.78	%(f)	1.70	%(e)
Total net expenses(g)	1.56	%(d)(h)	1.56	%(h)	1.55	%(h)	1.52	%(d)	1.53	%(e)(h)	1.56	%(f)(h)	1.55	%(e)(h)
Net investment income	2.10	%(d)	2.20%		2.42%		2.69	%(d)	2.93%		4.55%		5.45%
Supplemental data
Net assets, end of period (in thousands)	$14,296		$15,587		$24,821		$17,062		$16,074		$9,952		$11,265
Portfolio turnover	44%		105%		109%		6%		183%		108%		131%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
29

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,				Year Ended March 31,
Class I	(Unaudited)		2014	2013	2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$10.20		$10.67	$10.30	$10.19		$9.71		$9.84
Income from investment operations:
Net investment income	0.16		0.33	0.37	0.03		0.38		0.25
Net realized and unrealized gain (loss)	(0.00	)(c)	(0.14)	0.58	0.11		0.50		(0.11)
Total from investment operations	0.16		0.19	0.95	0.14		0.88		0.14
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)	(0.36)	(0.03)		(0.40)		(0.27)
Net realized gains	—		(0.33)	(0.22)	—		—		—
Total distributions to shareholders	(0.16)		(0.66)	(0.58)	(0.03)		(0.40)		(0.27)
Net asset value, end of period	$10.20		$10.20	$10.67	$10.30		$10.19		$9.71
Total return	1.60%		2.04%	9.43%	1.38%		9.23%		1.50%
Ratios to average net assets(d)
Total gross expenses	0.52	%(e)	0.52%	0.53%	0.55	%(e)	0.54	%(f)	0.65	%(e)(f)
Total net expenses(g)	0.52	%(e)	0.52%	0.53%	0.55	%(e)	0.54	%(f)(h)	0.65	%(e)(f)(h)
Net investment income	3.14	%(e)	3.25%	3.47%	3.68	%(e)	3.81%		5.15	%(e)
Supplemental data
Net assets, end of period (in thousands)	$630,285		$676,153	$608,842	$576,449		$560,564		$98,729
Portfolio turnover	44%		105%	109%	6%		183%		108%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
30

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.19		$10.65		$10.81
Income from investment operations:
Net investment income	0.15		0.31		0.14
Net realized and unrealized gain (loss)	(0.00	)(b)	(0.13)		0.07
Total from investment operations	0.15		0.18		0.21
Less distributions to shareholders:
Net investment income	(0.15)		(0.31)		(0.15)
Net realized gains	—		(0.33)		(0.22)
Total distributions to shareholders	(0.15)		(0.64)		(0.37)
Net asset value, end of period	$10.19		$10.19		$10.65
Total return	1.50%		1.95%		2.03%
Ratios to average net assets(c)
Total gross expenses	0.71	%(d)	0.72%		0.74	%(d)
Total net expenses(e)	0.71	%(d)(f)	0.71	%(f)	0.71	%(d)
Net investment income	2.97	%(d)	3.13%		2.97	%(d)
Supplemental data
Net assets, end of period (in thousands)	$15,758		$11,454		$865
Portfolio turnover	44%		105%		109%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
31

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.19		$10.65	$10.81
Income from investment operations:
Net investment income	0.16		0.33	0.14
Net realized and unrealized gain (loss)	(0.00	)(b)	(0.13)	0.08
Total from investment operations	0.16		0.20	0.22
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)	(0.16)
Net realized gains	—		(0.33)	(0.22)
Total distributions to shareholders	(0.16)		(0.66)	(0.38)
Net asset value, end of period	$10.19		$10.19	$10.65
Total return	1.57%		2.09%	2.08%
Ratios to average net assets(c)
Total gross expenses	0.57	%(d)	0.57%	0.58	%(d)
Total net expenses(e)	0.57	%(d)	0.57%	0.58	%(d)
Net investment income	3.08	%(d)	3.17%	3.05	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,330		$1,630	$117
Portfolio turnover	44%		105%	109%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
32

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class W	(Unaudited)		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$10.20		$10.67		$10.30		$10.19		$9.71		$9.84
Income from investment operations:
Net investment income	0.14		0.29		0.32		0.03		0.35		0.23
Net realized and unrealized gain (loss)	(0.00	)(c)	(0.14)		0.59		0.11		0.49		(0.10)
Total from investment operations	0.14		0.15		0.91		0.14		0.84		0.13
Less distributions to shareholders:
Net investment income	(0.14)		(0.29)		(0.32)		(0.03)		(0.36)		(0.26)
Net realized gains	—		(0.33)		(0.22)		—		—		—
Total distributions to shareholders	(0.14)		(0.62)		(0.54)		(0.03)		(0.36)		(0.26)
Net asset value, end of period	$10.20		$10.20		$10.67		$10.30		$10.19		$9.71
Total return	1.37%		1.60%		8.97%		1.35%		8.83%		1.31%
Ratios to average net assets(d)
Total gross expenses	0.96	%(e)	0.96%		0.96%		0.97	%(e)	0.98	%(f)	1.06	%(e)(f)
Total net expenses(g)	0.96	%(e)(h)	0.96	%(h)	0.95	%(h)	0.92	%(e)	0.93	%(f)(h)	0.95	%(e)(f)(h)
Net investment income	2.70	%(e)	2.81%		3.06%		3.30	%(e)	3.50%		4.70	%(e)
Supplemental data
Net assets, end of period (in thousands)	$126,670		$132,166		$159,179		$162,775		$159,553		$104,340
Portfolio turnover	44%		105%		109%		6%		183%		108%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
33

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class Y	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.20		$10.66	$10.82
Income from investment operations:
Net investment income	0.17		0.33	0.17
Net realized and unrealized gain (loss)	(0.01)		(0.13)	0.05
Total from investment operations	0.16		0.20	0.22
Less distributions to shareholders:
Net investment income	(0.16)		(0.33)	(0.16)
Net realized gains	—		(0.33)	(0.22)
Total distributions to shareholders	(0.16)		(0.66)	(0.38)
Net asset value, end of period	$10.20		$10.20	$10.66
Total return	1.60%		2.14%	2.09%
Ratios to average net assets(b)
Total gross expenses	0.52	%(c)	0.51%	0.45	%(c)
Total net expenses(d)	0.52	%(c)	0.51%	0.45	%(c)
Net investment income	3.23	%(c)	3.30%	3.35	%(c)
Supplemental data
Net assets, end of period (in thousands)	$11,091		$28	$2
Portfolio turnover	44%		105%	109%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
34

Columbia Corporate Income Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$10.20		$10.67		$10.30		$10.19		$9.71		$9.53		$7.61
Income from investment operations:
Net investment income	0.15		0.31		0.35		0.03		0.38		0.52		0.56
Net realized and unrealized gain (loss)	(0.00	)(b)	(0.14)		0.58		0.11		0.49		0.20		1.96
Total from investment operations	0.15		0.17		0.93		0.14		0.87		0.72		2.52
Less distributions to shareholders:
Net investment income	(0.15)		(0.31)		(0.34)		(0.03)		(0.39)		(0.54)		(0.60)
Net realized gains	—		(0.33)		(0.22)		—		—		—		—
Total distributions to shareholders	(0.15)		(0.64)		(0.56)		(0.03)		(0.39)		(0.54)		(0.60)
Proceeds from regulatory settlements	—		—		—		—		—		—		0.00	(b)
Net asset value, end of period	$10.20		$10.20		$10.67		$10.30		$10.19		$9.71		$9.53
Total return	1.50%		1.85%		9.24%		1.37%		9.10%		7.70%		33.74%
Ratios to average net assets(c)
Total gross expenses	0.71	%(d)	0.71%		0.71%		0.72	%(d)	0.73	%(e)	0.78	%(f)	0.70	%(e)
Total net expenses(g)	0.71	%(d)(h)	0.71	%(h)	0.70	%(h)	0.67	%(d)	0.68	%(e)(h)	0.71	%(f)(h)	0.70	%(e)(h)
Net investment income	2.96	%(d)	3.05%		3.30%		3.55	%(d)	3.80%		5.37%		6.29%
Supplemental data
Net assets, end of period (in thousands)	$509,983		$462,215		$537,860		$524,432		$515,700		$396,952		$451,195
Portfolio turnover	44%		105%		109%		6%		183%		108%		131%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Ratios include line of credit interest expense. If line of credit interest expense had been excluded, expenses would have been lower by 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
35

Columbia Corporate Income Fund

Notes to Financial Statements

October 31, 2014 (Unaudited)

Note 1. Organization

Columbia Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange

Semiannual Report 2014
36

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management

(hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under

Semiannual Report 2014
37

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Semiannual Report 2014
38

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	207,710	*
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	(3,296,459	)*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(16,340,421)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	629,208

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	3,763,500
Futures contracts — Short	(539,229,396)

*Based on the ending quarterly outstanding amounts for the six months ended October 31, 2014.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that

Semiannual Report 2014
39

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2014 was 0.43% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as

Semiannual Report 2014
40

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2014 was 0.07% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended October 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R4	0.19
Class R5	0.05
Class W	0.19
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $1,690.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average

Semiannual Report 2014
41

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $40,321 for Class A, $1,007 for Class B and $110 for Class C shares for the six months ended October 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective September 1, 2014	Contractual Expense Cap Prior to September 1, 2014
Class A	0.96%	0.96%
Class B	1.71	1.71
Class C	1.71	1.71
Class I	0.57	0.58
Class R4	0.71	0.71
Class R5	0.62	0.63
Class W	0.96	0.96
Class Y	0.57	0.58
Class Z	0.71	0.71

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2014, the cost of investments for federal income tax purposes was approximately $1,381,440,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$38,849,000
Unrealized depreciation	(11,547,000)
Net unrealized appreciation	$27,302,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $5,672,670 at April 30, 2014 as arising on May 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $619,760,944 and $577,146,727, respectively, for the six months ended October 31, 2014, of which $46,377,659 and $95,241,286, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2014
42

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Note 7. Shareholder Concentration

At October 31, 2014, one unaffiliated shareholder of record owned 16.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 62.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2014.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Notes 3 and 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf.

Semiannual Report 2014
43

Columbia Corporate Income Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
44

Columbia Corporate Income Fund

Board Consideration and Approval of Advisory Agreement

On June 11, 2014, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Corporate Income Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 4, 2014, April 30, 2014 and June 10, 2014 and at Board meetings held on April 30, 2014 and June 11, 2014. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 10, 2014, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 11, 2014, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's voluntary agreement to limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the median expenses of a group of comparable funds (as determined by the independent third-party data provider). This agreement may be terminated at any time by the Investment Manager in its sole discretion.;

•  The terms and conditions of the Advisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2014
45

Columbia Corporate Income Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons.

The Committee and the Board noted that, through December 31, 2013, the Fund's performance was in the 35th, 21st and 28th percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered data provided by the independent fee consultant. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing

Semiannual Report 2014
46

Columbia Corporate Income Fund

Board Consideration and Approval of Advisory Agreement (continued)

mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2013 to profitability levels realized in 2012. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board

Semiannual Report 2014
47

Columbia Corporate Income Fund

Board Consideration and Approval of Advisory Agreement (continued)

considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2014
48

Columbia Corporate Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
49

Columbia Corporate Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR136_04_D01_(12/14)

Semiannual Report

October 31, 2014

Columbia Intermediate Bond Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

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Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

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(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

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Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at columbiamanagement.com/
market-insights/videos.

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Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
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*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

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Not part of the shareholder report

President's Message

Dear Shareholders,

The U.S. Economy Gained Momentum

The U.S. economy picked up momentum throughout the third quarter of 2014 with improvements in every sector. Second-quarter gross domestic product growth was revised upward to 4.6%, with expectations that third-quarter growth would also be above trend. American companies added more than 200,000 new jobs monthly, driving unemployment below 6% for the first time since 2008. Consumer spending got a boost as both income and savings rose, and confidence hit a post-recession high. After a weak start to the year, corporate profits rebounded, indicating that business remains in good shape. Rising profits led to higher capital spending. The housing market recovery remained on track, as home sales and prices trended higher, and inventories declined. Manufacturing remained a lynchpin of the economy's expansion. Even so, performance fell short of expectations at the end of the period.

Despite Momentum, Markets Remained Stagnant

The financial markets produced lackluster results, despite good economic news and the Federal Reserve's reassurance that it intended to keep short-term interest rates low for another year. A surge in global tensions and concerns that equity valuations have risen sharply put a damper on investor enthusiasm. The S&P 500 Index inched ahead 1.13%, buoyed by its concentration in large-cap stocks with a defensive edge. Traditional fixed-income sectors, including U.S. Treasuries, mortgages and securitized bonds, eked out returns of less than 1% for the quarter. Investment-grade corporate bonds and high-yield bonds lost some ground, although fundamentals for both groups remained solid. Convertible securities and U.S. Treasury inflation-protected securities pulled up the rear.

Stay on Track with Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success and, most importantly, that of our investors, are highly talented industry professionals, brought together by a unique way of working. At Columbia Management, reaching our performance goals matters, and how we reach them matters just as much.

Visit columbiamanagement.com for:

>  The Columbia Management Perspectives blog, offering insights on current market events and investment opportunities

>  Detailed up-to-date fund performance and portfolio information

>  Quarterly fund commentaries

>  Columbia Management investor, our award-winning quarterly newsletter for shareholders

Thank you for your continued support of the Columbia Funds. We look forward to serving your investment needs for many years to come.

Best Regards,

J. Kevin Connaughton
President, Columbia Funds

Investing involves risk including the risk of loss of principal.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	35
Statement of Operations	38
Statement of Changes in Net Assets	39
Financial Highlights	42
Notes to Financial Statements	53
Board Consideration and Approval of Advisory Agreement	67
Important Information About This Report	71

Semiannual Report 2014

Columbia Intermediate Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Intermediate Bond Fund (the Fund) Class A shares returned 1.64% excluding sales charges for the six-month period that ended October 31, 2014.

>  The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, which returned 2.35% for the same time period.

Average Annual Total Returns (%) (for period ended October 31, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	07/31/00
Excluding sales charges		1.64	4.00	4.74	4.56
Including sales charges		-1.69	0.58	4.04	4.05
Class B	02/01/02
Excluding sales charges		1.36	3.33	3.98	3.79
Including sales charges		-1.64	0.33	3.98	3.79
Class C	02/01/02
Excluding sales charges		1.33	3.38	4.12	3.94
Including sales charges		0.33	2.38	4.12	3.94
Class I*	09/27/10	1.82	4.37	5.12	4.88
Class K*	02/28/13	1.67	4.08	4.82	4.62
Class R*	01/23/06	1.62	3.86	4.50	4.31
Class R4*	11/08/12	1.76	4.26	5.00	4.82
Class R5*	11/08/12	1.79	4.34	5.03	4.83
Class W*	09/27/10	1.64	4.00	4.78	4.60
Class Y*	11/08/12	1.82	4.37	5.07	4.85
Class Z	12/05/78	1.88	4.26	5.03	4.83
Barclays U.S. Aggregate Bond Index		2.35	4.14	4.22	4.64

Returns for Class A are shown with and without the maximum initial sales charge of 3.25% (for the six-month, one-year and five-year periods) and 4.75% (for the ten-year period). (Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%.) Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the fourth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/mutual-funds/appended-performance for more information.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Carl Pappo, CFA

Brian Lavin, CFA

Michael Zazzarino

Portfolio Breakdown (%) (at October 31, 2014)
Asset-Backed Securities — Agency	4.4
Asset-Backed Securities — Non-Agency	9.0
Commercial Mortgage-Backed Securities — Non-Agency	4.6
Common Stocks	0.0	(a)
Financials	0.0	(a)
Industrials	0.0	(a)
Corporate Bonds & Notes	38.7
Foreign Government Obligations	2.1
Inflation-Indexed Bonds	2.0
Money Market Funds	1.1
Municipal Bonds	1.5
Preferred Debt	2.4
Residential Mortgage-Backed Securities — Agency	16.3
Residential Mortgage-Backed Securities — Non-Agency	4.1
Senior Loans	1.1
Treasury Bills	2.3
U.S. Government & Agency Obligations	3.7
U.S. Treasury Obligations	6.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at October 31, 2014)
AAA rating	45.1
AA rating	5.2
A rating	8.3
BBB rating	23.0
BB rating	9.6
B rating	3.6
CCC rating	0.5
CC rating	0.0	(a)
C rating	0.0	(a)
D rating	0.0	(a)
Not rated	4.7
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

(a) Rounds to zero.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio Overview (continued)

(Unaudited)

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

May 1, 2014 – October 31, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,016.40	1,020.92	4.32	4.33	0.85
Class B	1,000.00	1,000.00	1,013.60	1,017.14	8.12	8.13	1.60
Class C	1,000.00	1,000.00	1,013.30	1,017.90	7.36	7.37	1.45
Class I	1,000.00	1,000.00	1,018.20	1,022.68	2.54	2.55	0.50
Class K	1,000.00	1,000.00	1,016.70	1,021.17	4.07	4.08	0.80
Class R	1,000.00	1,000.00	1,016.20	1,019.66	5.59	5.60	1.10
Class R4	1,000.00	1,000.00	1,017.60	1,022.18	3.05	3.06	0.60
Class R5	1,000.00	1,000.00	1,017.90	1,022.43	2.80	2.80	0.55
Class W	1,000.00	1,000.00	1,016.40	1,020.92	4.32	4.33	0.85
Class Y	1,000.00	1,000.00	1,018.20	1,022.68	2.54	2.55	0.50
Class Z	1,000.00	1,000.00	1,018.80	1,022.18	3.05	3.06	0.60

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments

October 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes(a) 40.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
Bombardier, Inc.(b) Senior Unsecured 04/15/19	4.750%	278,000	285,645
03/15/20	7.750%	234,000	259,740
Huntington Ingalls Industries, Inc. 03/15/18	6.875%	1,438,000	1,502,710
L-3 Communications Corp. 05/28/24	3.950%	11,225,000	11,251,469
TransDigm, Inc. 10/15/20	5.500%	39,000	39,000
07/15/22	6.000%	70,000	70,787
07/15/24	6.500%	1,031,000	1,061,930
Total			14,471,281
Automotive 0.8%
American Axle & Manufacturing, Inc. 02/15/19	5.125%	217,000	220,255
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/19	8.000%	2,108,000	2,258,195
Dana Holding Corp. Senior Unsecured 02/15/21	6.750%	356,000	378,250
Ford Motor Co. Senior Unsecured 02/01/29	6.375%	5,390,000	6,532,712
07/16/31	7.450%	8,575,000	11,484,660
Gates Global LLC/Co.(b) 07/15/22	6.000%	40,000	38,800
General Motors Co. Senior Unsecured 10/02/18	3.500%	3,821,000	3,935,630
10/02/23	4.875%	587,000	628,824
General Motors Financial Co., Inc. 09/25/21	4.375%	299,000	313,232
Jaguar Land Rover Automotive PLC(b) 12/15/18	4.125%	241,000	245,218
11/15/19	4.250%	208,000	209,040
02/01/23	5.625%	140,000	145,600
Schaeffler Finance BV(b) Senior Secured 05/15/21	4.250%	252,000	245,070
05/15/21	4.750%	380,000	379,050
Schaeffler Holding Finance BV Senior Secured PIK(b) 11/15/19	6.250%	521,000	539,235
Total			27,553,771

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 10.6%
Ally Financial, Inc. 03/15/20	8.000%	1,260,000	1,515,150
Senior Unsecured 09/30/24	5.125%	1,499,000	1,558,960
BNP Paribas SA(b)(c) 06/29/49	5.186%	13,535,000	13,670,350
Bank of America Corp. Senior Unsecured 01/11/23	3.300%	6,526,000	6,470,333
Subordinated Notes 05/02/17	5.700%	7,605,000	8,294,644
Bank of New York Mellon Corp. (The) Senior Unsecured 05/15/19	5.450%	3,325,000	3,794,291
Bank of New York Mellon Corp. (The)(c) 12/29/49	4.500%	8,563,000	8,102,739
Barclays Bank PLC(c) 12/15/49	6.278%	3,675,000	3,785,250
12/31/49	6.625%	23,826,000	22,992,090
12/31/49	8.250%	4,550,000	4,697,875
Subordinated Notes 04/10/23	7.750%	2,506,000	2,747,203
Barclays PLC Subordinated Notes 09/11/24	4.375%	2,295,000	2,226,865
Citigroup, Inc. Subordinated Notes 08/25/36	6.125%	4,385,000	5,164,491
Citigroup, Inc.(c) 04/29/49	5.350%	1,150,000	1,072,375
Senior Unsecured 08/14/17	0.723%	13,820,000	13,831,415
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA(b)(c) 12/31/49	11.000%	6,389,000	8,337,645
Credit Agricole SA(b)(c) 12/31/49	8.375%	3,655,000	4,235,231
Discover Financial Services Senior Unsecured 04/27/22	5.200%	5,282,000	5,802,668
11/21/22	3.850%	4,850,000	4,906,920
Fifth Third Bancorp(c) 12/31/49	5.100%	12,110,000	11,443,950
HBOS PLC Subordinated Notes(b) 05/21/18	6.750%	17,097,000	19,201,418
HSBC Holdings PLC(c) 12/31/49	6.375%	18,115,000	18,477,300

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
HSBC USA, Inc. Subordinated Notes 09/27/20	5.000%		6,724,000	7,366,021
JPMorgan Chase & Co. Senior Unsecured 01/25/23	3.200%		6,255,000	6,205,661
JPMorgan Chase & Co.(c) 12/31/49	6.100%		14,320,000	14,320,000
JPMorgan Chase Capital XXI(c) 02/02/37	1.189%		27,311,000	23,077,795
JPMorgan Chase Capital XXIII(c) 05/15/47	1.234%		14,575,000	11,805,750
KBC Groep NV(c) 12/31/49	5.625%	EUR	6,817,000	8,371,870
Lloyds Banking Group PLC(b)(c) 11/29/49	6.267%		1,741,000	1,771,468
12/31/49	6.413%		4,307,000	4,608,490
12/31/49	6.657%		5,562,000	5,993,055
Lloyds Banking Group PLC(d) Subordinated Notes 11/04/24	4.500%		6,625,000	6,630,320
M&T Bank Corp. 12/31/49	6.875%		10,074,000	10,252,229
Mellon Capital IV(c) 06/29/49	4.000%		1,035,000	848,700
Natixis SA(b)(c) 12/31/49	10.000%		6,890,000	8,104,362
PNC Financial Services Group, Inc. (The)(c) 05/29/49	4.454%		5,349,000	5,355,686
Rabobank Capital Funding Trust III(b)(c) 12/31/49	5.254%		10,396,000	10,915,800
Royal Bank of Scotland Group PLC Subordinated Notes 05/28/24	5.125%		307,000	311,045
Royal Bank of Scotland PLC (The) Subordinated Notes(c) 03/16/22	9.500%		7,670,000	8,766,043
Santander Holdings USA, Inc. Senior Unsecured 08/27/18	3.450%		13,822,000	14,419,801
State Street Capital Trust IV(c) 06/01/67	1.234%		7,481,000	6,377,552
State Street Corp. 03/15/18	4.956%		16,919,000	18,450,829
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%		321,000	359,520

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Bancorp Subordinated Notes 07/15/22	2.950%	5,991,000	5,877,387
UBS Preferred Funding Trust V(c) 05/29/49	6.243%	3,238,000	3,365,253
Wachovia Capital Trust III(c) 03/29/49	5.570%	6,370,000	6,162,975
Washington Mutual Bank Subordinated Notes(e)(f)(g) 01/15/15	5.125%	27,379,000	41,069
Wells Fargo & Co.(c) 12/31/49	5.900%	8,960,000	9,211,776
Wells Fargo Capital X 12/15/36	5.950%	4,575,000	4,666,500
Total			375,966,120
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp. Senior Unsecured 11/15/19	6.375%	322,000	343,332
Building Materials 0.1%
Allegion US Holding Co., Inc. 10/01/21	5.750%	442,000	462,995
American Builders & Contractors Supply Co., Inc. Senior Unsecured(b) 04/15/21	5.625%	625,000	634,375
Building Materials Corp. of America Senior Unsecured(b)(d) 11/15/24	5.375%	256,000	256,640
Gibraltar Industries, Inc. 02/01/21	6.250%	209,000	215,270
HD Supply, Inc. 07/15/20	7.500%	1,206,000	1,284,390
Nortek, Inc. 04/15/21	8.500%	364,000	391,300
USG Corp.(b) 11/01/21	5.875%	122,000	125,660
Total			3,370,630
Cable and Satellite 0.8%
CCO Holdings LLC/Capital Corp. 03/15/21	5.250%	270,000	273,375
04/30/21	6.500%	176,000	185,680
01/31/22	6.625%	404,000	429,250
09/30/22	5.250%	377,000	379,356
CCOH Safari LLC(d) 12/01/22	5.500%	193,000	194,930
12/01/24	5.750%	463,000	465,604

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC Senior Unsecured 02/15/19	8.625%	87,000	102,116
CSC Holdings, Inc. Senior Unsecured 11/15/21	6.750%	442,000	491,725
Cablevision Systems Corp. Senior Unsecured 09/15/22	5.875%	251,000	255,393
Cequel Communications Holdings I LLC/Capital Corp.(b) Senior Unsecured 09/15/20	6.375%	723,000	753,727
12/15/21	5.125%	130,000	126,913
DISH DBS Corp. 06/01/21	6.750%	1,219,000	1,353,090
Hughes Satellite Systems Corp. 06/15/21	7.625%	275,000	305,937
Intelsat Jackson Holdings SA 10/15/20	7.250%	256,000	273,280
Intelsat Luxembourg SA 06/01/21	7.750%	276,000	288,420
06/01/23	8.125%	189,000	200,813
Mediacom Broadband LLC/Corp. 04/15/21	5.500%	52,000	52,910
NBCUniversal Enterprise, Inc.(b) 04/15/19	1.974%	8,990,000	8,911,817
Numericable Group SA(b) Senior Secured 05/15/19	4.875%	12,000	11,970
05/15/22	6.000%	654,000	668,715
Quebecor Media, Inc. Senior Unsecured 01/15/23	5.750%	591,000	608,730
Time Warner Cable, Inc. 05/01/37	6.550%	4,765,000	5,995,857
09/01/41	5.500%	5,045,000	5,697,707
Unitymedia KabelBW GmbH(b) 01/15/25	6.125%	403,000	420,631
Videotron Ltd. 07/15/22	5.000%	231,000	237,930
Videotron Ltd.(b) 06/15/24	5.375%	23,000	23,690
Virgin Media Finance PLC Senior Unsecured(b) 10/15/24	6.000%	200,000	208,000
Virgin Media Secured Finance PLC Senior Secured(b) 04/15/21	5.375%	220,000	227,975
Total			29,145,541

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.3%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(b) 05/01/21	7.375%	365,000	394,656
Celanese U.S. Holdings LLC 06/15/21	5.875%	553,000	600,005
Eco Services Operations LLC/Finance Corp. Senior Unsecured(b) 11/01/22	8.500%	297,000	305,910
Huntsman International LLC 11/15/20	4.875%	168,000	169,260
Huntsman International LLC(b)(d) 11/15/22	5.125%	133,000	133,831
INEOS Group Holdings SA(b) 08/15/18	6.125%	69,000	69,604
02/15/19	5.875%	365,000	364,544
JM Huber Corp. Senior Unsecured(b) 11/01/19	9.875%	827,000	917,970
LYB International Finance BV 03/15/44	4.875%	4,955,000	5,123,857
NOVA Chemicals Corp. Senior Unsecured(b) 05/01/25	5.000%	1,001,000	1,033,533
PQ Corp. Secured(b) 05/01/18	8.750%	1,144,000	1,212,640
WR Grace & Co.(b) 10/01/21	5.125%	438,000	456,343
10/01/24	5.625%	115,000	121,181
Total			10,903,334
Construction Machinery 0.1%
Ashtead Capital, Inc. Secured(b) 07/15/22	6.500%	176,000	190,520
Case New Holland Industrial, Inc. 12/01/17	7.875%	1,062,000	1,192,095
Columbus McKinnon Corp. 02/01/19	7.875%	452,000	472,340
H&E Equipment Services, Inc. 09/01/22	7.000%	145,000	154,787
United Rentals North America, Inc. 04/15/22	7.625%	426,000	474,990
06/15/23	6.125%	712,000	766,290
11/15/24	5.750%	252,000	264,285
Total			3,515,307

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
ADT Corp. (The) Senior Unsecured 07/15/22	3.500%	276,000	247,020
APX Group, Inc. 12/01/20	8.750%	276,000	238,740
Senior Secured 12/01/19	6.375%	634,000	622,905
APX Group, Inc.(b) Senior Unsecured 12/01/20	8.750%	144,000	124,560
IHS, Inc.(b) 11/01/22	5.000%	484,000	491,260
Monitronics International, Inc. 04/01/20	9.125%	375,000	385,781
Total			2,110,266
Consumer Products 0.1%
Serta Simmons Holdings LLC Senior Unsecured(b) 10/01/20	8.125%	694,000	744,315
Spectrum Brands, Inc. 03/15/20	6.750%	398,000	420,885
11/15/22	6.625%	697,000	747,532
Springs Industries, Inc. Senior Secured 06/01/21	6.250%	349,000	346,383
Tempur Sealy International, Inc. 12/15/20	6.875%	575,000	613,812
Total			2,872,927
Diversified Manufacturing 0.7%
Entegris, Inc.(b) 04/01/22	6.000%	350,000	356,125
General Electric Co. Senior Unsecured 10/09/42	4.125%	9,612,000	9,698,777
03/11/44	4.500%	3,470,000	3,699,065
Hamilton Sundstrand Corp. Senior Unsecured(b) 12/15/20	7.750%	663,000	689,520
United Technologies Corp. Senior Unsecured 06/01/22	3.100%	8,355,000	8,496,292
Total			22,939,779
Electric 3.3%
AES Corp. (The) Senior Unsecured 07/01/21	7.375%	466,000	531,677

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alabama Power Co. Senior Unsecured 03/15/41	5.500%	5,237,000	6,401,400
01/15/42	4.100%	3,253,000	3,290,016
CMS Energy Corp. Senior Unsecured 02/15/18	5.050%	13,126,000	14,400,828
Calpine Corp. Senior Secured(b) 01/15/22	6.000%	563,000	606,632
Commonwealth Edison Co. 1st Mortgage 03/15/36	5.900%	3,265,000	4,133,529
Duke Energy Carolinas LLC 1st Refunding Mortgage 09/30/42	4.000%	5,471,000	5,497,961
Duke Energy Ohio, Inc. 1st Mortgage 09/01/23	3.800%	50,000	52,841
Duke Energy Progress, Inc. 1st Mortgage 03/30/44	4.375%	4,510,000	4,816,594
FPL Energy National Wind LLC Senior Secured(b) 03/10/24	5.608%	262,864	257,623
FirstEnergy Transmission LLC Senior Unsecured(b) 01/15/25	4.350%	7,755,000	7,933,947
Georgia Power Co. Senior Unsecured 09/01/40	4.750%	2,987,000	3,244,040
MidAmerican Energy Co. 1st Mortgage 10/15/24	3.500%	5,320,000	5,457,272
10/15/44	4.400%	4,205,000	4,435,976
NRG Energy, Inc. 07/15/22	6.250%	729,000	761,805
NRG Yield Operating LLC(b) 08/15/24	5.375%	536,000	557,440
Nevada Power Co. 05/15/18	6.500%	2,173,000	2,526,345
09/15/40	5.375%	941,000	1,121,010
Niagara Mohawk Power Corp. Senior Unsecured(b) 10/01/24	3.508%	5,960,000	6,089,207
Oncor Electric Delivery Co. LLC Senior Secured 09/30/40	5.250%	4,156,000	4,891,641

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PPL Capital Funding, Inc. 06/01/18	1.900%	6,725,000	6,713,736
06/15/22	4.200%	3,070,000	3,248,192
06/01/23	3.400%	8,812,000	8,798,897
Pacific Gas & Electric Co. Senior Unsecured 06/15/23	3.250%	9,657,000	9,664,050
01/15/40	5.400%	2,246,000	2,627,360
Southern California Edison Co. 1st Refunding Mortgage 09/01/40	4.500%	4,676,000	5,057,608
Toledo Edison Co. (The) Senior Secured 05/15/37	6.150%	3,543,000	4,274,222
Total			117,391,849
Finance Companies 2.0%
AerCap Ireland Capital Ltd./Global Aviation Trust(b) 05/15/21	4.500%	1,649,000	1,665,490
Senior Unsecured 10/01/21	5.000%	155,000	161,200
Aircastle Ltd. Senior Unsecured 03/15/21	5.125%	198,000	200,475
CIT Group, Inc. Senior Unsecured 05/15/20	5.375%	436,000	465,975
CIT Group, Inc.(b) Senior Unsecured 02/15/19	5.500%	1,306,000	1,390,890
GE Capital Trust I(c) 11/15/67	6.375%	13,912,000	14,881,486
General Electric Capital Corp. Senior Unsecured 09/07/22	3.150%	3,858,000	3,903,470
01/14/38	5.875%	1,505,000	1,846,718
General Electric Capital Corp.(c) Subordinated Notes 11/15/67	6.375%	20,671,000	22,066,292
HSBC Finance Capital Trust IX(c) 11/30/35	5.911%	8,063,000	8,244,417
HSBC Finance Corp. Senior Subordinated Notes 01/15/21	6.676%	10,285,000	12,120,698
International Lease Finance Corp. Senior Unsecured 04/15/18	3.875%	92,000	92,288
12/15/20	8.250%	1,181,000	1,417,200

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp. Senior Unsecured 01/15/19	5.500%	725,000	751,738
01/25/22	7.250%	227,000	253,673
03/25/24	6.125%	171,000	176,559
Provident Funding Associates LP/Finance Corp.(b) 06/15/21	6.750%	474,000	472,815
Senior Unsecured 02/15/19	10.125%	88,000	94,050
Springleaf Finance Corp. 12/15/17	6.900%	225,000	243,563
06/01/20	6.000%	606,000	627,210
10/01/21	7.750%	313,000	353,690
10/01/23	8.250%	238,000	267,750
iStar Financial, Inc Senior Unsecured 07/01/19	5.000%	335,000	333,325
Total			72,030,972
Food and Beverage 0.4%
Anheuser-Busch InBev Finance, Inc. 02/01/24	3.700%	5,095,000	5,243,708
Anheuser-Busch InBev Worldwide, Inc. 07/15/22	2.500%	3,470,000	3,320,328
B&G Foods, Inc. 06/01/21	4.625%	420,000	412,650
Campbell Soup Co. Senior Unsecured 08/02/42	3.800%	3,802,000	3,354,744
Constellation Brands, Inc.(d) 11/15/19	3.875%	270,000	274,050
11/15/24	4.750%	345,000	352,763
Darling Ingredients, Inc. 01/15/22	5.375%	437,000	438,093
Diamond Foods, Inc.(b) 03/15/19	7.000%	95,000	96,900
Pinnacle Foods Finance LLC/Corp. 05/01/21	4.875%	262,000	259,380
Post Holdings, Inc.(b) 12/15/22	6.000%	129,000	124,485
WhiteWave Foods Co. (The) 10/01/22	5.375%	441,000	464,152
Total			14,341,253
Gaming 0.1%
GLP Capital LP/Financing II, Inc. 11/01/23	5.375%	366,000	385,215

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MGM Resorts International 03/01/18	11.375%	529,000	645,380
10/01/20	6.750%	326,000	357,785
12/15/21	6.625%	212,000	232,140
Penn National Gaming, Inc. Senior Unsecured 11/01/21	5.875%	266,000	254,030
Pinnacle Entertainment, Inc. 08/01/21	6.375%	461,000	493,270
Seminole Tribe of Florida, Inc. Senior Unsecured(b) 10/01/20	7.804%	555,000	604,489
Seneca Gaming Corp.(b) 12/01/18	8.250%	473,000	494,285
Tunica-Biloxi Gaming Authority Senior Unsecured(b)(f) 11/15/15	9.000%	577,000	341,873
Total			3,808,467
Health Care 1.0%
Amsurg Corp.(b) 07/15/22	5.625%	356,000	368,860
Biomet, Inc. 08/01/20	6.500%	115,000	123,050
CHS/Community Health Systems, Inc. 11/15/19	8.000%	974,000	1,051,920
CHS/Community Health Systems, Inc.(b) 02/01/22	6.875%	569,000	613,097
Senior Secured 08/01/21	5.125%	744,000	777,480
Catamaran Corp. 03/15/21	4.750%	104,000	103,220
ConvaTec Finance International SA Senior Unsecured PIK(b) 01/15/19	8.250%	214,000	218,574
ConvaTec Healthcare E SA Senior Unsecured(b) 12/15/18	10.500%	430,000	455,800
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	568,000	602,080
07/15/24	5.125%	585,000	596,700
Emdeon, Inc. 12/31/19	11.000%	257,000	284,949
Fresenius Medical Care U.S. Finance II, Inc.(b) 07/31/19	5.625%	335,000	358,869
01/31/22	5.875%	208,000	226,720
10/15/24	4.750%	116,000	116,363
Fresenius Medical Care U.S. Finance, Inc.(b) 09/15/18	6.500%	454,000	502,805

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HCA, Inc. 02/15/22	7.500%	783,000	909,259
Senior Secured 02/15/20	6.500%	1,617,000	1,804,976
04/15/25	5.250%	363,000	376,159
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured 11/01/18	10.500%	266,000	292,600
LifePoint Hospitals, Inc. 12/01/21	5.500%	406,000	425,285
MPH Acquisition Holdings LLC(b) 04/01/22	6.625%	391,000	409,572
McKesson Corp. Senior Unsecured 12/15/22	2.700%	5,785,000	5,575,699
Memorial Sloan-Kettering Cancer Center Senior Unsecured 07/01/52	4.125%	16,955,000	16,808,526
Physio-Control International, Inc. Senior Secured(b) 01/15/19	9.875%	343,000	369,582
Teleflex, Inc.(b) 06/15/24	5.250%	31,000	31,465
Tenet Healthcare Corp. Senior Secured 10/01/20	6.000%	325,000	349,375
04/01/21	4.500%	764,000	765,910
Senior Unsecured 04/01/22	8.125%	1,328,000	1,522,220
Tenet Healthcare Corp.(b) Senior Unsecured 03/01/19	5.000%	35,000	35,044
Universal Health Services, Inc. Senior Secured(b) 08/01/22	4.750%	518,000	527,389
Total			36,603,548
Healthcare Insurance —%
Centene Corp. Senior Unsecured 05/15/22	4.750%	177,000	178,991
Home Construction 0.1%
Meritage Homes Corp. 03/01/18	4.500%	377,000	384,540
04/15/20	7.150%	117,000	128,700
04/01/22	7.000%	280,000	303,800
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	282,000	300,330

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Pacific Corp. 12/15/21	6.250%	434,000	455,700
TRI Pointe Holdings, Inc. Senior Unsecured(b) 06/15/19	4.375%	145,000	144,275
Taylor Morrison Communities, Inc./Monarch, Inc.(b) 04/15/20	7.750%	213,000	228,442
04/15/21	5.250%	15,000	15,107
03/01/24	5.625%	154,000	152,460
Total			2,113,354
Independent Energy 1.9%
Antero Resources Corp.(b) 12/01/22	5.125%	549,000	549,110
Antero Resources Finance Corp. 11/01/21	5.375%	312,000	316,680
Athlon Holdings LP/Finance Corp. 04/15/21	7.375%	797,000	872,715
Athlon Holdings LP/Finance Corp.(b) 05/01/22	6.000%	178,000	191,128
Carrizo Oil & Gas, Inc. 10/15/18	8.625%	458,000	476,320
Chesapeake Energy Corp. 08/15/20	6.625%	254,000	287,020
02/15/21	6.125%	633,000	702,630
04/15/22	4.875%	8,356,000	8,546,099
03/15/23	5.750%	667,000	730,365
Cimarex Energy Co. 06/01/24	4.375%	9,699,000	9,856,609
Comstock Resources, Inc. 06/15/20	9.500%	480,000	506,400
Concho Resources, Inc. 01/15/21	7.000%	1,762,000	1,900,757
04/01/23	5.500%	11,582,000	12,247,965
EP Energy LLC/Everest Acquisition Finance, Inc. 05/01/20	9.375%	680,000	744,600
09/01/22	7.750%	130,000	137,150
EnCana Corp. Senior Unsecured 11/15/21	3.900%	2,175,000	2,270,137
Hess Corp. Senior Unsecured 02/15/19	8.125%	2,925,000	3,587,028
10/01/29	7.875%	3,540,000	4,789,839
08/15/31	7.300%	2,935,000	3,856,065
Hilcorp Energy I LP/Finance Co. Senior Unsecured(b) 12/01/24	5.000%	196,000	188,160
Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kodiak Oil & Gas Corp. 01/15/21	5.500%	776,000	787,640
02/01/22	5.500%	870,000	887,400
Laredo Petroleum, Inc. 02/15/19	9.500%	728,000	768,040
01/15/22	5.625%	335,000	329,975
05/01/22	7.375%	479,000	498,160
Oasis Petroleum, Inc. 11/01/21	6.500%	1,341,000	1,374,525
03/15/22	6.875%	146,000	151,840
01/15/23	6.875%	293,000	304,720
Parsley Energy LLC/Finance Corp. Senior Unsecured(b) 02/15/22	7.500%	641,000	628,180
RKI Exploration & Production LLC/Finance Corp.(b) 08/01/21	8.500%	210,000	205,275
RSP Permian, Inc.(b) 10/01/22	6.625%	119,000	118,679
Range Resources Corp. 08/01/20	6.750%	415,000	439,381
03/15/23	5.000%	3,632,000	3,795,440
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured(b) 09/30/20	5.298%	4,023,003	4,344,843
Whiting Petroleum Corp. 03/15/21	5.750%	658,000	694,190
Total			68,085,065
Integrated Energy 1.0%
BP Capital Markets PLC 05/06/22	3.245%	8,760,000	8,786,149
02/10/24	3.814%	3,905,000	3,994,952
Chevron Corp. Senior Unsecured 12/05/22	2.355%	8,555,000	8,275,226
06/24/23	3.191%	2,740,000	2,794,896
Shell International Finance BV 08/21/22	2.375%	670,000	646,974
03/25/40	5.500%	3,301,000	4,007,727
Total Capital International SA 06/19/21	2.750%	4,655,000	4,667,606
02/17/22	2.875%	3,170,000	3,170,973
Total			36,344,503
Leisure 0.1%
AMC Entertainment, Inc. 12/01/20	9.750%	46,000	51,060
Activision Blizzard, Inc.(b) 09/15/21	5.625%	1,188,000	1,263,735
09/15/23	6.125%	226,000	244,645

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlson Travel Holdings, Inc. Senior Unsecured PIK(b) 08/15/19	7.500%	159,000	159,398
Six Flags, Inc., Escrow(b)(e)(g)(h) 06/01/44	0.000%	458,000	—
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates(e)(g) 07/01/15	9.300%	933,460	933,460
Total			2,652,298
Life Insurance 1.5%
American International Group, Inc. Senior Unsecured 07/16/44	4.500%	3,338,000	3,389,809
ING Capital Funding Trust III(c) 12/31/49	3.833%	2,130,000	2,124,675
ING Groep NV(c) 12/29/49	5.775%	5,970,000	6,089,400
MetLife Capital Trust X(b) 04/08/38	9.250%	11,119,000	15,900,170
MetLife, Inc. 08/01/39	10.750%	950,000	1,541,375
Prudential Financial, Inc. Senior Unsecured 12/01/17	6.000%	431,000	486,193
Prudential Financial, Inc.(c) 06/15/38	8.875%	2,857,000	3,417,686
09/15/42	5.875%	7,640,000	8,098,400
Teachers Insurance & Annuity Association of America Subordinated Notes(b) 09/15/44	4.900%	6,235,000	6,599,656
Voya Financial, Inc. 07/15/22	5.500%	3,680,000	4,148,722
Total			51,796,086
Lodging —%
Hilton Worldwide Finance/Corp.(b) 10/15/21	5.625%	715,000	753,431
Playa Resorts Holding BV(b) 08/15/20	8.000%	505,000	522,675
Total			1,276,106
Media and Entertainment 1.0%
21st Century Fox America, Inc. 12/15/35	6.400%	3,329,000	4,243,370
AMC Networks, Inc. 07/15/21	7.750%	67,000	73,030
12/15/22	4.750%	898,000	891,265

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
British Sky Broadcasting Group PLC(b) 11/26/22	3.125%	3,900,000	3,827,624
09/16/24	3.750%	5,415,000	5,432,604
CBS Outdoor Americas Capital LLC/Corp.(b) 02/15/22	5.250%	73,000	75,373
02/15/24	5.625%	73,000	76,103
03/15/25	5.875%	453,000	475,650
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	301,000	320,189
Senior Unsecured 11/15/22	6.500%	324,000	335,340
Gannett Co., Inc. 10/15/23	6.375%	69,000	74,175
Gannett Co., Inc.(b) 09/15/21	4.875%	93,000	93,698
09/15/24	5.500%	82,000	84,665
Lamar Media Corp. 01/15/24	5.375%	99,000	102,465
MDC Partners, Inc.(b) 04/01/20	6.750%	555,000	575,812
Nielsen Finance Co. SARL (The)(b) 10/01/21	5.500%	483,000	499,905
Nielsen Finance LLC/Co.(b) 04/15/22	5.000%	173,000	175,595
Sinclair Television Group, Inc.(b) 08/01/24	5.625%	461,000	455,237
Thomson Reuters Corp. Senior Unsecured 11/23/23	4.300%	6,385,000	6,773,144
09/29/24	3.850%	7,435,000	7,453,022
Univision Communications, Inc.(b) 05/15/21	8.500%	425,000	459,531
Senior Secured 09/15/22	6.750%	498,000	552,780
05/15/23	5.125%	489,000	515,895
iHeartCommunications, Inc. PIK 02/01/21	14.000%	305,828	266,070
iHeartCommunications, Inc. Senior Secured 03/01/21	9.000%	279,000	279,000
Total			34,111,542
Metals 0.8%
ArcelorMittal Senior Unsecured 08/05/15	4.250%	14,468,000	14,703,105
02/25/22	6.750%	432,000	479,520
10/15/39	7.500%	1,154,000	1,231,895
03/01/41	7.250%	3,847,000	3,972,027

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium NV(b) 05/15/24	5.750%	105,000	103,950
FMG Resources August 2006 Proprietary Ltd.(b) 11/01/19	8.250%	315,000	328,388
Nucor Corp. Senior Unsecured 08/01/23	4.000%	3,345,000	3,481,874
08/01/43	5.200%	2,972,000	3,163,905
Peabody Energy Corp. 11/15/21	6.250%	292,000	276,488
Total			27,741,152
Midstream 3.0%
Access Midstream Partners LP/Finance Corp. 05/15/23	4.875%	872,000	911,240
Crestwood Midstream Partners LP/Finance Corp. 03/01/22	6.125%	220,000	222,200
DCP Midstream LLC(b)(c) 05/21/43	5.850%	9,895,000	9,771,312
El Paso Pipeline Partners Operating Co. LLC 10/01/21	5.000%	20,288,000	21,656,121
Enterprise Products Operating LLC 10/15/19	2.550%	4,260,000	4,260,239
03/15/23	3.350%	3,560,000	3,529,142
02/15/25	3.750%	3,380,000	3,399,881
02/01/41	5.950%	4,008,000	4,785,580
02/15/42	5.700%	2,639,000	3,046,427
Hiland Partners LP/Finance Corp.(b) 10/01/20	7.250%	415,000	438,863
05/15/22	5.500%	365,000	359,525
Kinder Morgan Energy Partners LP Senior Unsecured 03/01/21	3.500%	4,305,000	4,283,794
01/15/38	6.950%	3,515,000	4,103,545
09/01/39	6.500%	3,304,000	3,718,854
Kinder Morgan Finance Co. LLC(b) 01/15/18	6.000%	1,091,000	1,191,917
Kinder Morgan, Inc. Senior Unsecured 06/01/18	7.250%	2,245,000	2,576,984
09/15/20	6.500%	609,000	697,578
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	603,000	649,732
02/15/23	5.500%	658,000	700,770
07/15/23	4.500%	917,000	939,925
NiSource Finance Corp. 02/15/23	3.850%	5,220,000	5,409,820
12/15/40	6.250%	4,125,000	5,058,916

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regency Energy Partners LP/Finance Corp. 07/15/21	6.500%	896,000	952,000
03/01/22	5.875%	123,000	130,995
10/01/22	5.000%	345,000	351,900
11/01/23	4.500%	772,000	766,210
Sabine Pass Liquefaction LLC Senior Secured 02/01/21	5.625%	430,000	450,425
Southern Natural Gas Co. LLC Senior Unsecured 03/01/32	8.000%	3,805,000	4,923,655
Targa Resources Partners LP/Finance Corp. 05/01/23	5.250%	19,000	19,950
11/15/23	4.250%	145,000	143,550
Targa Resources Partners LP/Finance Corp.(b) 11/15/19	4.125%	186,000	188,790
Tesoro Logistics LP/Finance Corp.(b) Senior Unsecured 10/15/19	5.500%	73,000	75,008
10/15/22	6.250%	607,000	628,245
TransCanada PipeLines Ltd.(c) 05/15/67	6.350%	8,238,000	8,320,380
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured 08/01/42	4.450%	2,975,000	2,884,661
Williams Partners LP Senior Unsecured 04/15/40	6.300%	3,290,000	3,797,104
Total			105,345,238
Natural Gas 0.5%
Sempra Energy Senior Unsecured 10/01/22	2.875%	15,168,000	14,877,927
12/01/23	4.050%	2,911,000	3,091,494
Total			17,969,421
Office REIT 0.3%
Boston Properties LP Senior Unsecured 05/15/21	4.125%	8,357,000	8,885,096
Oil Field Services 0.2%
Noble Holding International Ltd. 03/15/42	5.250%	7,800,000	6,819,407
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp. 08/01/20	6.000%	288,000	302,400
02/01/22	5.875%	404,000	415,110
Total			717,510

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 1.0%
AECOM Technology Corp.(b) 10/15/22	5.750%	126,000	132,615
CB Richard Ellis Services, Inc. 03/15/25	5.250%	450,000	460,687
Massachusetts Institute of Technology 07/01/14	4.678%	8,730,000	9,442,646
President and Fellows of Harvard College Senior Unsecured 10/15/40	4.875%	8,205,000	9,547,665
President and Fellows of Harvard College(b) 01/15/39	6.500%	9,860,000	13,811,001
Total			33,394,614
Other REIT 0.4%
CyrusOne LP/Finance Corp. 11/15/22	6.375%	691,000	727,277
Duke Realty LP 06/15/22	4.375%	7,440,000	7,834,625
04/15/23	3.625%	5,955,000	5,871,791
Total			14,433,693
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(b) 01/31/21	6.750%	184,000	188,140
Beverage Packaging Holdings (Luxembourg) II SA(b) 12/15/16	5.625%	116,000	116,290
06/15/17	6.000%	35,000	34,913
Plastipak Holdings, Inc. Senior Unsecured(b) 10/01/21	6.500%	276,000	284,280
Reynolds Group Issuer, Inc./LLC 08/15/19	9.875%	702,000	762,547
02/15/21	8.250%	352,000	378,400
Senior Secured 08/15/19	7.875%	576,000	617,040
10/15/20	5.750%	1,181,000	1,228,240
Sealed Air Corp.(b) 09/15/21	8.375%	1,016,000	1,150,620
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured(b) 05/01/22	6.375%	510,000	494,700
Total			5,255,170
Pharmaceuticals 1.0%
Amgen, Inc. Senior Unsecured 05/22/24	3.625%	3,120,000	3,121,226

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Grifols Worldwide Operations Ltd. Senior Unsecured(b) 04/01/22	5.250%	445,000	456,125
Jaguar Holding Co. I Senior Unsecured PIK(b) 10/15/17	9.375%	216,000	221,130
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(b) 12/01/19	9.500%	312,000	334,620
Johnson & Johnson Senior Unsecured 12/05/33	4.375%	7,378,000	8,179,037
05/15/41	4.850%	6,103,000	7,133,656
Novartis Capital Corp. 05/06/24	3.400%	8,125,000	8,327,469
Roche Holdings, Inc.(b) 09/29/21	2.875%	7,041,000	7,106,509
Valeant Pharmaceuticals International, Inc.(b) 08/15/18	6.750%	437,000	464,859
10/15/20	6.375%	1,100,000	1,128,875
12/01/21	5.625%	312,000	309,660
Total			36,783,166
Property & Casualty 0.6%
HUB International Ltd. Senior Unsecured(b) 10/01/21	7.875%	587,000	611,948
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK(b) 07/15/19	8.125%	88,000	87,340
Liberty Mutual Group, Inc.(b) 05/01/22	4.950%	5,655,000	6,129,081
05/01/42	6.500%	1,955,000	2,350,481
Senior Unsecured 03/15/35	6.500%	5,675,000	6,910,567
Transatlantic Holdings, Inc. Senior Unsecured 11/30/39	8.000%	4,245,000	5,952,241
Total			22,041,658
Railroads 0.7%
BNSF Funding Trust I(c) 12/15/55	6.613%	10,456,000	11,674,218
Burlington Northern Santa Fe LLC Senior Unsecured 09/01/24	3.400%	4,525,000	4,543,340
09/01/44	4.550%	2,486,000	2,522,022
CSX Corp. Senior Unsecured 05/30/42	4.750%	2,139,000	2,253,056

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Florida East Coast Holdings Corp.(b) 05/01/20	9.750%	140,000	142,625
Senior Secured 05/01/19	6.750%	264,000	272,416
Union Pacific Corp. Senior Unsecured 01/15/45	4.150%	2,250,000	2,253,564
Total			23,661,241
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured 03/01/41	6.500%	3,125,000	3,780,322
Restaurants 0.3%
BC ULC/New Red Finance Inc. Secured(b) 04/01/22	6.000%	544,000	551,480
McDonald's Corp. Senior Unsecured 05/01/43	3.625%	3,100,000	2,819,828
Yum! Brands, Inc. Senior Unsecured 11/01/23	3.875%	8,238,000	8,265,597
11/01/43	5.350%	325,000	341,645
Total			11,978,550
Retail REIT 0.2%
Kimco Realty Corp. Senior Unsecured 06/01/23	3.125%	7,675,000	7,474,468
Retailers 1.4%
Bed Bath & Beyond, Inc. Senior Unsecured 08/01/34	4.915%	1,675,000	1,665,325
08/01/44	5.165%	4,930,000	4,925,420
CVS Pass-Through Trust Pass-Through Certificates(b) 08/10/36	4.163%	8,248,472	8,331,803
Group 1 Automotive, Inc.(b) 06/01/22	5.000%	381,000	377,190
L Brands, Inc. 04/01/21	6.625%	191,000	216,308
Macy's Retail Holdings, Inc. 07/15/27	6.790%	18,115,000	22,033,492
Rite Aid Corp. 06/15/21	6.750%	80,000	85,400
Senior Unsecured 02/15/27	7.700%	234,000	259,740

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sally Holdings LLC/Capital, Inc. 06/01/22	5.750%	396,000	421,740
Target Corp. Senior Unsecured 06/26/19	2.300%	2,808,000	2,823,556
07/01/24	3.500%	8,845,000	8,960,746
Total			50,100,720
Supermarkets 0.7%
Kroger Co. (The) 06/01/29	7.700%	4,999,000	6,746,656
Senior Unsecured 12/15/18	6.800%	6,482,000	7,611,819
Safeway, Inc. Senior Unsecured 02/01/31	7.250%	10,167,000	10,237,396
Total			24,595,871
Technology 0.4%
Alliance Data Systems Corp.(b) 12/01/17	5.250%	546,000	562,380
04/01/20	6.375%	15,000	15,675
08/01/22	5.375%	632,000	641,480
Ancestry.com, Inc. 12/15/20	11.000%	374,000	423,555
Audatex North America, Inc.(b) 06/15/21	6.000%	426,000	450,495
CDW LLC/Finance Corp. 04/01/19	8.500%	281,000	298,562
Equinix, Inc. Senior Unsecured 04/01/20	4.875%	448,000	458,080
07/15/21	7.000%	290,000	315,375
First Data Corp. 01/15/21	11.250%	49,000	56,473
01/15/21	12.625%	338,000	408,135
First Data Corp.(b) Secured 01/15/21	8.250%	558,000	605,430
Senior Secured 08/15/20	8.875%	113,000	122,322
11/01/20	6.750%	478,000	513,850
Goodman Networks, Inc. Senior Secured 07/01/18	12.125%	333,000	356,310
Iron Mountain, Inc. 08/15/23	6.000%	229,000	241,595
NCR Corp. 12/15/21	5.875%	113,000	115,825
12/15/23	6.375%	218,000	229,990

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NXP BV/Funding LLC(b) 02/15/21	5.750%	315,000	332,325
Nuance Communications, Inc.(b) 08/15/20	5.375%	234,000	235,170
Oracle Corp. Senior Unsecured 10/15/22	2.500%	6,522,000	6,297,474
Sensata Technologies BV(b) 11/01/24	5.625%	92,000	97,118
VeriSign, Inc. Senior Unsecured 05/01/23	4.625%	760,000	757,150
Zebra Technologies Corp. Senior Unsecured(b) 10/15/22	7.250%	508,000	534,670
Total			14,069,439
Tobacco 0.2%
Imperial Tobacco Finance PLC(b) 02/11/18	2.050%	6,842,000	6,835,760
Transportation Services 0.3%
ERAC U.S.A. Finance LLC(b) 11/15/24	3.850%	4,735,000	4,789,083
10/15/37	7.000%	3,569,000	4,695,444
Hertz Corp. (The) 10/15/18	7.500%	451,000	469,040
01/15/21	7.375%	303,000	320,423
Total			10,273,990
Wireless 0.2%
Altice SA Senior Secured(b) 05/15/22	7.750%	437,000	458,850
Crown Castle International Corp. Senior Unsecured 04/15/22	4.875%	458,000	462,580
01/15/23	5.250%	450,000	460,687
SBA Telecommunications, Inc. 07/15/20	5.750%	869,000	908,105
Sprint Communications, Inc. Senior Unsecured 08/15/20	7.000%	464,000	491,840
11/15/22	6.000%	321,000	320,198
Sprint Communications, Inc.(b) 11/15/18	9.000%	978,000	1,147,927
03/01/20	7.000%	220,000	245,410
Sprint Corp.(b) 06/15/24	7.125%	192,000	197,280

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile USA, Inc. 04/28/20	6.542%	83,000	87,565
04/28/21	6.633%	1,010,000	1,064,287
03/01/23	6.000%	294,000	302,820
04/01/23	6.625%	244,000	257,420
01/15/24	6.500%	128,000	134,080
03/01/25	6.375%	73,000	75,008
Wind Acquisition Finance SA(b) 04/23/21	7.375%	524,000	512,210
Senior Secured 04/30/20	6.500%	466,000	484,640
07/15/20	4.750%	532,000	520,030
Total			8,130,937
Wirelines 1.7%
CenturyLink, Inc. Senior Unsecured 06/15/21	6.450%	3,242,000	3,549,990
03/15/22	5.800%	300,000	318,000
12/01/23	6.750%	418,000	463,980
Embarq Corp. Senior Unsecured 06/01/36	7.995%	3,707,000	4,114,770
Frontier Communications Corp. Senior Unsecured 09/15/21	6.250%	21,000	21,696
04/15/22	8.750%	851,000	982,905
01/15/23	7.125%	232,000	247,080
01/15/25	6.875%	231,000	233,887
Level 3 Communications, Inc. Senior Unsecured 02/01/19	11.875%	252,000	271,530
Level 3 Escrow II, Inc.(b) 08/15/22	5.375%	446,000	452,690
Level 3 Financing, Inc. 06/01/20	7.000%	70,000	74,900
07/15/20	8.625%	480,000	528,000
Level 3 Financing, Inc.(b) 01/15/21	6.125%	243,000	254,846
Level 3 Financing, Inc.(b)(c) 01/15/18	3.823%	111,000	111,277
Telecom Italia Capital SA 06/04/18	6.999%	7,293,000	8,159,044
Verizon Communications, Inc. Senior Unsecured 11/01/21	3.000%	8,465,000	8,400,116
11/01/22	2.450%	8,085,000	7,584,118
11/01/24	3.500%	7,665,000	7,544,238
Verizon New England, Inc. 11/15/29	7.875%	3,443,000	4,437,490

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Corporate Bonds & Notes(a) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon New York, Inc. 04/01/32	7.375%	5,968,000	7,513,378
Verizon Virginia LLC 10/01/29	8.375%	4,115,000	5,372,285
Windstream Corp. 08/01/23	6.375%	390,000	392,925
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	133,000	147,630
Total			61,176,775
Total Corporate Bonds & Notes (Cost: $1,398,304,954)			1,435,390,520

Residential Mortgage-Backed Securities — Agency 17.1%

Federal Home Loan Mortgage Corp.(i) 03/01/17- 11/01/26	8.500%	102,495	118,204
07/01/20	12.000%	846	853
04/01/21	9.000%	3,411	3,489
08/01/24- 02/01/25	8.000%	98,708	112,371
10/01/28- 07/01/32	7.000%	1,167,284	1,387,273
10/01/31- 07/01/37	6.000%	3,447,804	3,930,986
04/01/33- 06/01/33	5.500%	2,555,432	2,873,496
06/01/43	3.500%	11,572,581	11,985,378
Federal Home Loan Mortgage Corp.(i)(j) CMO IO Series 329 Class C5 06/15/43	3.500%	29,790,593	6,799,030
CMO IO Series 4120 Class IA 10/15/42	3.500%	14,675,282	3,129,689
CMO IO Series 4176 Class BI 03/15/43	3.500%	4,919,127	1,044,022
Federal National Mortgage Association(c)(i) 06/01/32	1.790%	4,082	4,098
07/01/37	6.006%	130,951	137,344
Federal National Mortgage Association(d)(i) 11/18/29- 11/13/44	3.000%	51,050,000	51,427,506
11/18/29- 11/13/44	3.500%	38,500,000	40,058,889
11/13/44	4.000%	9,000,000	9,555,469
11/13/44	4.500%	15,275,000	16,554,281
11/13/44	5.000%	35,000,000	38,754,296
Federal National Mortgage Association(i) 09/01/18	10.000%	14,434	15,898
04/01/23	8.500%	26,127	27,964

Residential Mortgage-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/01/24	9.000%	35,576	39,367
02/01/25- 08/01/27	8.000%	160,433	185,315
03/01/26- 07/01/38	7.000%	3,343,584	3,896,036
04/01/27- 06/01/32	7.500%	296,572	333,772
09/01/28- 12/01/43	3.000%	39,254,361	39,550,003
05/01/29- 08/01/38	6.000%	22,662,998	25,773,984
03/01/33- 01/01/40	5.500%	16,903,946	18,981,350
08/01/40- 05/01/41	5.000%	24,038,084	26,648,104
10/01/40- 09/01/44	4.500%	24,444,616	26,544,533
03/01/42- 10/01/44	4.000%	100,633,239	107,106,184
05/01/43- 09/01/44	3.500%	61,733,834	64,002,456
CMO Series 1988-4 Class Z 03/25/18	9.250%	15,127	16,285
CMO Series 2013-121 Class KD 08/25/41	3.500%	7,722,212	8,119,380
Federal National Mortgage Association(i)(j) CMO IO Series 2003-71 Class IM 12/25/31	5.500%	79,132	776
CMO IO Series 2012-148 Class BI 01/25/43	3.500%	19,951,638	4,346,279
Federal National Mortgage Association(i)(k) CMO PO STRIPS Series 43 Class 1 09/01/18	0.000%	1,908	1,894
Federal National Mortgage Association(i)(l) 03/01/42	4.000%	16,065,555	17,164,132
Government National Mortgage Association(c)(i) 07/20/25	1.625%	29,764	30,633
Government National Mortgage Association(d)(i) 11/20/44	3.000%	20,925,000	21,317,344
11/20/44	3.500%	22,250,000	23,236,040
Government National Mortgage Association(i) 06/15/16- 10/15/16	9.000%	1,102	1,123
05/15/17	8.000%	1,642	1,719
12/15/23- 07/20/28	7.500%	358,367	409,831
02/15/25	8.500%	32,332	38,760
01/15/30	7.000%	313,945	371,453
06/15/41	4.500%	15,923,197	17,554,456
05/15/42	3.000%	10,878,388	11,101,423
Total Residential Mortgage-Backed Securities — Agency (Cost: $594,271,938)			604,693,168

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Residential Mortgage-Backed Securities — Non-Agency 4.3%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Mortgage Trust Series 2093-3 Class 3A(c)(e)(g)(i) 07/27/23	8.188%	3,354	2,034
BCAP LLC Trust(b)(c)(i) 08/26/36	0.000%	4,791,548	4,688,069
09/26/36	3.500%	10,391,567	10,359,374
01/26/37	0.325%	6,574,110	6,427,849
CMO Series 2012-RR10 Class 5A5 04/26/36	0.420%	11,256,548	10,925,335
CMO Series 2012-RR10 Class 9A1 10/26/35	2.665%	1,895,610	1,928,268
CMO Series 2013-RR5 Class 1A1 10/26/36	3.500%	8,523,945	8,669,795
BCAP LLC Series 2013-RR2 Class 7A1(b)(c)(i) 07/26/36	3.000%	5,358,250	5,344,854
Banc of America Funding Trust CMO Series 2012-R5 Class A(b)(c)(i) 10/03/39	0.417%	5,766,446	5,745,810
Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A(b)(c)(i) 01/28/33	2.981%	1,149,429	1,151,728
CAM Mortgage Trust(b)(c)(i) CMO Series 2014-1 Class A 12/15/53	3.352%	44,290	44,300
CMO Series 2014-2 Class A 05/15/48	2.600%	1,668,221	1,668,029
Citigroup Mortgage Loan Trust, Inc.(b)(c)(i) CMO Series 2012-7 Class 12A1 03/25/36	2.615%	2,927,540	2,949,766
Citigroup Mortgage Loan Trust, Inc.(b)(i) CMO Series 2012-A Class A 06/25/51	2.500%	5,770,668	5,588,503
Citigroup Mortgage Loan Trust(b)(c)(i) CMO Series 2012-9 Class 1A1 02/20/36	4.946%	5,410,416	5,459,484
CMO Series 2013-2 Class 1A1 11/25/37	3.110%	4,939,861	4,995,533
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2004-AR6 Class 2A1(c)(i) 10/25/34	2.580%	5,242,011	5,271,104
Credit Suisse Mortgage Capital Certificates(b)(c)(i) CMO Series 2011-16R Class 7A3 12/27/36	3.500%	2,079,755	2,105,430
CMO Series 2011-17R Class 3A1 10/27/35	2.329%	4,530,644	4,524,579
CMO Series 2012-4R Class 8A1 06/27/47	3.253%	4,291,468	4,299,800
Credit Suisse Securities (USA) LLC(b)(c)(i) 02/25/54	3.060%	9,267,937	9,128,918

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT Series 2013-RP1 Class A1(b)(c)(i) 06/25/18	3.500%	7,080,240	7,133,890
JPMorgan Resecuritization Trust CMO Series 2014-5 Class 6A(b)(i) 09/27/36	4.000%	4,332,113	4,370,879
Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4(b)(c)(i) 10/26/36	3.250%	1,272,404	1,262,902
Morgan Stanley Re-Remic Trust(b)(c)(i) 09/26/35	0.991%	8,528,648	8,732,483
CMO Series 2013-R2 Class 1A 10/26/36	1.920%	11,271,677	11,130,781
Nomura Asset Acceptance Corp. Alternative Loan Trust(c)(i) CMO Series 2007-1 Class 1A3 (AGM) 03/25/47	5.957%	444,659	450,905
CMO Series 2007-1 Class 1A4 (AGM) 03/25/47	6.138%	2,817,294	2,856,147
Nomura Resecuritization Trust(b)(c)(i) CMO Series 2012-3R Class 1A1 01/26/37	0.327%	4,996,981	4,792,072
CMO Series 2014-6R Class 3A1 01/26/36	0.454%	7,416,354	6,915,750
Residential Mortgage Asset Trust Series 2012-1A Class A1(b)(c)(i) 08/26/52	2.734%	909,079	912,845
Sequoia Mortgage Trust CMO Series 2004-6 Class B2(c)(i) 07/20/34	1.477%	1,443,163	637,471
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A(c)(i) 12/25/34	4.740%	220,659	225,404
US Residential Opportunity Fund Trust Series 2014-1A Class NOTE(b)(c)(i) 03/25/34	3.466%	1,761,926	1,763,780
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $153,307,498)			152,463,871

Commercial Mortgage-Backed Securities — Non-Agency 4.9%

Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4(c)(i) 09/10/47	5.176%	5,231,159	5,367,739
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4(c)(i) 05/15/46	5.771%	6,133,680	6,720,360

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Capmark Mortgage Securities, Inc. CMO IO Series 1997-C1 Class X(c)(i)(j) 07/15/29	1.371%	3,186,848	102,097
Citigroup/Deutsche Bank Commercial Mortgage Trust(c)(i) Series 2005-CD1 Class A4 07/15/44	5.226%	2,372,525	2,426,409
Series 2007-AMFX Class CD4 12/11/49	5.366%	8,335,000	8,717,485
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4(c)(i) 06/15/39	5.702%	6,321,385	6,808,334
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A(b)(c)(i) 09/18/39	5.467%	5,214,758	5,465,389
DBRR Trust Series 2012-EZ1 Class A(b)(i) 09/25/45	2.062%	3,557,469	3,552,605
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5(c)(i) 06/10/48	4.772%	908,298	912,750
GS Mortgage Securities Trust Series 2007-GG10 Class AM(c)(i) 08/10/45	5.797%	20,480,000	21,068,923
General Electric Capital Assurance Co.(b)(c)(i) Series 2003-1 Class A4 05/12/35	5.254%	806,375	822,354
Series 2003-1 Class A5 05/12/35	5.743%	3,346,000	3,768,459
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4(i) 03/10/39	5.444%	4,705,000	5,062,952
JPMorgan Chase Commercial Mortgage Securities Trust(c)(i) Series 2005-LDP3 Class ASB 08/15/42	4.893%	1,086,784	1,099,110
Series 2006-LDP6 Class ASB 04/15/43	5.490%	1,614,997	1,628,822
JPMorgan Chase Commercial Mortgage Securities Trust(i) Series 2005-LDP2 Class A3 07/15/42	4.697%	108,537	109,234
Series 2006-LDP9 Class AM 05/15/47	5.372%	10,540,000	10,955,729
LB Commercial Mortgage Trust Series 2007-C3 Class AM(c)(i) 07/15/44	5.903%	4,640,000	5,093,922
LB-UBS Commercial Mortgage Trust(c)(i) Series 2006-C4 Class AM 06/15/38	5.853%	2,585,000	2,765,097
LB-UBS Commercial Mortgage Trust(i) Series 2007-C2 Class A3 02/15/40	5.430%	14,258,003	15,434,559

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO(c)(i)(j) 12/15/30	0.898%	2,688,192	55,221
Merrill Lynch/Countrywide Commercial Mortgage Trust(c)(i) Series 2007-6 Class A4 03/12/51	5.485%	3,415,000	3,697,632
Series 2007-8 Class A3 08/12/49	5.882%	18,000,000	19,733,706
Morgan Stanley Re-Remic Trust(b)(c)(i) Series 2009-GG10 Class A4B 08/12/45	5.997%	4,285,000	4,650,493
Series 2010-GG10 Class A4A 08/15/45	5.997%	4,994,316	5,416,606
Series 2010-GG10 Class A4B 08/15/45	5.797%	2,665,000	2,885,657
ORES NPL LLC Series 2014-LV3 Class A(b)(i) 03/27/24	3.000%	8,004,278	8,003,886
Rialto Real Estate Fund LLC Series 2014-LT6 Class A(b)(i) 09/15/24	2.750%	4,142,607	4,143,228
Rialto Real Estate Fund LP(b)(i) Series 2013-LT3 Class A 06/20/28	2.500%	1,150,011	1,150,011
Series 2014-LT5 Class A 05/15/24	2.850%	3,074,270	3,073,455
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3(c)(i) 08/15/39	5.563%	317,983	318,963
VFC LLC Series 2014-2 Class A(b)(i) 07/20/30	2.750%	1,730,471	1,730,528
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class A5(d)(i) 11/15/47	3.607%	2,280,000	2,348,313
Wachovia Bank Commercial Mortgage Trust Series 2006-C27 Class AM(c)(i) 07/15/45	5.795%	5,935,000	6,319,511
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $173,403,703)			171,409,539

Asset-Backed Securities — Agency 4.6%

Small Business Administration Participation Certificates Series 2012-20C Class 1 03/01/32	2.510%	1,126,737	1,120,111
Series 2012-20G Class 1 07/01/32	2.380%	1,792,772	1,770,993

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Asset-Backed Securities — Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-20L Class 1 12/01/32	1.930%	1,888,515	1,814,907
Series 2013-20A Class 1 01/01/33	2.130%	4,765,971	4,625,180
Series 2013-20B Class 1 02/01/33	2.210%	20,819,677	20,328,949
Series 2013-20C Class 1 03/01/33	2.220%	15,988,528	15,609,723
Series 2013-20D Class 1 04/01/33	2.080%	18,123,612	17,518,524
Series 2013-20F Class 1 06/01/33	2.450%	8,892,064	8,802,145
Series 2013-20G Class 1 07/01/33	3.150%	4,448,760	4,577,771
Series 2013-20H Class 1 08/01/33	3.160%	18,230,422	18,764,329
Series 2013-20K Class 1 11/01/33	3.380%	5,413,592	5,578,766
Series 2013-20L Class 1 12/01/33	3.380%	10,818,793	11,263,964
Series 2014-1 Class 20H 08/01/34	2.880%	8,425,000	8,549,606
Series 2014-20B Class 1 02/01/34	3.230%	1,522,652	1,562,945
Series 2014-20C Class 1 03/01/34	3.210%	7,225,893	7,374,865
Series 2014-20D Class 1 04/01/34	3.110%	12,232,157	12,406,940
Series 2014-20E Class 1 05/01/34	3.000%	9,185,000	9,269,487
Series 2014-20F Class 1 06/01/34	2.990%	6,410,000	6,506,515
Series 2014-20G Class 1 07/01/34	2.870%	5,575,000	5,639,629
Total Asset-Backed Securities — Agency (Cost: $162,800,257)			163,085,349

Asset-Backed Securities — Non-Agency 9.4%

A Voce CLO Ltd.(b)(c) Series 2014-1A Class A1B 07/15/26	1.693%	6,680,000	6,628,304
Series 2014-1A Class A2A 07/15/26	2.234%	8,075,000	7,808,880
ARI Fleet Lease Trust(b) Series 2014-A Class A2 11/15/22	0.810%	2,125,000	2,124,262
ARI Fleet Lease Trust(b)(c) Series 2012-A Class A 03/15/20	0.703%	3,046,382	3,048,707
Ally Master Owner Trust Series 2012-5 Class A 09/15/19	1.540%	2,435,000	2,438,141

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Express Credit Account Master Trust Series 2013-3 Class A 05/15/19	0.980%	7,175,000	7,185,122
Series 2014-3 Class A 04/15/20	1.490%	2,915,000	2,928,503
Apidos CLO XVIII Series 2014-18A Class A1(b)(c) 07/22/26	1.646%	14,125,000	13,992,239
Ares XXX CLO Ltd. Series 2014-30A Class A2(b)(c) 04/20/23	1.081%	4,571,632	4,542,629
BA Credit Card Trust Series 2014-A2 Class A(c) 09/16/19	0.423%	7,565,000	7,562,758
BMW Vehicle Owner Trust Series 2013-A Class A3 11/27/17	0.670%	4,240,000	4,244,977
Cabela's Master Credit Card Trust Series 2014-1 Class A(c) 03/16/20	0.503%	1,820,000	1,818,184
California Republic Auto Receivables Trust Series 2014-2 Class A2 03/15/17	0.540%	1,990,000	1,990,028
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3 09/16/19	0.960%	8,900,000	8,902,276
Carlyle Global Market Strategies CLO Series 2014-3A Class A1B(b)(c) 07/27/26	1.569%	9,050,000	9,011,691
Carlyle Global Market Strategies Series 2012-2AR Class A1R(b)(c) 07/20/23	1.531%	9,020,000	9,021,308
Chesapeake Funding LLC Series 2012-2A Class A(b)(c) 05/07/24	0.603%	2,803,343	2,807,646
Citibank Credit Card Issuance Trust Series 2013-A6 Class A6 09/07/18	1.320%	2,270,000	2,289,440
Series 2014-A8 Class A8 04/09/20	1.730%	12,190,000	12,254,961
Citicorp Residential Mortgage Securities Trust Series 2007-2 Class A3(c) 06/25/37	5.679%	151,092	150,868
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class MF1(c) 08/25/35	5.517%	1,690,283	63,448
Conseco Financial Corp. Series 1997-6 Class A10 01/15/29	6.870%	283,359	294,216

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Contimortgage Home Equity Loan Trust Series 1996-4 Class A9 (NPFGC) 01/15/28	6.880%	30,313	30,096
Countrywide Home Equity Loan Trust(c) Series 2007-S2 Class A3 (NPFGC) 05/25/37	5.813%	2,373,509	2,342,012
Series 2007-S2 Class A6 (NPFGC) 05/25/37	5.779%	3,362,596	3,336,385
Dryden Senior Loan Fund Series 2014-33A Class B(b)(c) 07/15/26	2.223%	8,850,000	8,610,776
First Alliance Mortgage Loan Trust Series 1994-2 Class A1 (NPFGC) 07/25/25	7.625%	116,382	118,155
Ford Credit Auto Owner Trust Series 2013-D Class A3 04/15/18	0.670%	4,435,000	4,433,573
GE Dealer Floorplan Master Note Trust Series 2014-1 Class A(c) 07/20/19	0.537%	7,625,000	7,624,859
GE Equipment Small Ticket LLC Series 2014-1A Class A2(b) 08/24/16	0.590%	3,720,000	3,720,669
GE Equipment Transportation LLC Series 2014-1 Class A2 12/23/16	0.550%	2,275,000	2,275,020
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A(b)(c) 04/19/26	1.679%	13,500,000	13,469,450
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2(b) 05/16/44	1.147%	3,980,000	3,982,833
Hertz Fleet Lease Funding LP Series 2013-3 Class A(b)(c) 12/10/27	0.702%	6,760,000	6,771,867
Honda Auto Receivables Owner Trust Series 2013-4 Class A3 09/18/17	0.690%	1,445,000	1,445,215
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A(b)(c) 05/15/18	0.503%	8,890,000	8,910,601
MMAF Equipment Finance LLC Series 2014-AA Class A2(b) 04/10/17	0.520%	5,920,000	5,917,687
Mountain View CLO III Ltd. Series 2007-3A Class A1(b)(c) 04/16/21	0.444%	13,044,371	12,995,128
New York City Tax Liens Trust Series 2014-A Class A(b) 11/10/27	1.030%	2,965,000	2,964,211
Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nissan Auto Lease Trust Series 2013-B Class A3 06/15/16	0.750%	4,550,000	4,555,133
OZLM VII Ltd.(b)(c) Series 2014-7A Class A1B 07/17/26	1.745%	7,835,000	7,822,879
Series 2014-7A Class A2A 07/17/26	2.305%	3,995,000	3,862,138
Oak Hill Credit Partners X Ltd.(b)(c) Series 2014-10A Class A 07/20/26	1.724%	7,715,000	7,711,042
Series 2014-10A Class B 07/20/26	2.354%	8,800,000	8,586,697
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B(b)(c) 11/14/26	1.556%	9,200,000	9,200,000
Renaissance Home Equity Loan Trust Series 2005-3 Class M2(c) 11/25/35	5.355%	4,750,000	696,046
SLM Student Loan Trust Series 2014-2 Class A1(c) 07/25/19	0.402%	6,269,446	6,261,392
SMART Trust(b) Series 2012-1USA Class A4A 12/14/17	2.010%	5,376,000	5,405,844
SMART Trust(c) Series 2013-1US Class A3B 09/14/16	0.603%	1,462,624	1,462,867
Santander Drive Auto Receivables Trust Series 2014-2 Class A2B(c) 07/17/17	0.473%	6,790,000	6,790,000
Selene Non-Performing Loans LLC Series 2014-1A Class A(b)(c) 05/25/54	2.981%	2,331,146	2,310,228
Seneca Park CLO Ltd. Series 2014-1A Class B1(b)(c) 07/17/26	2.174%	3,370,000	3,235,025
SpringCastle America Funding LLC Series 2014-AA Class A(b) 05/25/23	2.700%	6,810,000	6,815,257
Symphony CLO Ltd. Series 2014-14A Class B1(b)(c) 07/14/26	2.280%	4,225,000	4,125,404
Symphony CLO V Ltd. Series 2007-5A Class A1(b)(c) 01/15/24	0.981%	12,055,292	12,014,630
Symphony CLO XIV Ltd. Series 2014-14A Class A2(b)(c) 07/14/26	1.710%	9,560,000	9,543,891

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TAL Advantage V LLC Series 2014-2A Class A1(b) 05/20/39	1.700%	3,346,716	3,343,132
TCF Auto Receivables Owner Trust Series 2014-1A Class A2(b) 05/15/17	0.590%	7,860,000	7,860,131
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1(b)(c) 06/25/54	3.125%	2,430,747	2,427,699
Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1(b)(c) 11/25/53	3.960%	1,090,090	1,094,394
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3 04/20/18	0.700%	8,490,000	8,466,703
Westlake Automobile Receivables Trust Series 2014-1A Class A2(b) 05/15/17	0.700%	3,755,000	3,754,271
World Financial Network Credit Card Master Trust Series 2014-A Class A(c) 12/15/19	0.533%	6,040,000	6,043,956
Total Asset-Backed Securities — Non-Agency (Cost: $338,882,593)			333,445,884

Inflation-Indexed Bonds 2.1%

United States 2.1%
U.S. Treasury Inflation-Indexed Bond 04/15/17	0.125%	72,178,260	73,306,045
Total Inflation-Indexed Bonds (Cost: $73,193,037)			73,306,045

U.S. Treasury Obligations 7.0%

U.S. Treasury 07/31/16	0.500%	1,660,000	1,663,371
09/15/17	1.000%	627,000	628,911
09/30/19	1.750%	28,227,000	28,414,456
09/30/21	2.125%	11,010,000	11,071,931
U.S. Treasury(l) 08/15/24	2.375%	121,328,000	121,801,907
05/15/44	3.375%	54,226,100	57,526,246
U.S. Treasury(m) STRIPS 05/15/43	0.000%	67,817,000	27,235,985
Total U.S. Treasury Obligations (Cost: $245,914,406)			248,342,807

U.S. Government & Agency Obligations 3.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(m) STRIPS 10/15/19	0.000%	71,952,000	65,416,096
10/15/20	0.000%	18,445,000	16,210,794
01/15/21	0.000%	12,780,000	11,123,009
STRIPS Senior Unsecured 07/15/20	0.000%	48,650,000	43,127,982
Total U.S. Government & Agency Obligations (Cost: $135,151,732)			135,877,881

Foreign Government Obligations(a)(n) 2.2%

Brazil 0.2%
Brazilian Government International Bond Senior Unsecured 01/20/34	8.250%		2,647,000	3,666,095
01/07/41	5.625%		4,691,000	5,056,335
Total				8,722,430
Chile 0.1%
Chile Government International Bond Senior Unsecured 10/30/22	2.250%		2,900,000	2,769,500
Colombia 0.2%
Colombia Government International Bond Senior Unsecured 01/18/41	6.125%		4,698,000	5,620,392
Denmark 0.3%
Danske Bank A/S(c) 12/31/49	5.750%	EUR	9,071,000	11,651,508
France 0.1%
Electricite de France SA Subordinated Notes(b)(c) 12/31/49	5.250%		3,690,000	3,828,375
Italy 0.2%
Republic of Italy Senior Unsecured 09/27/23	6.875%		5,040,000	6,392,827
Mexico 0.3%
Mexico Government International Bond Senior Unsecured 03/15/22	3.625%		8,170,000	8,374,250
03/08/44	4.750%		2,530,000	2,569,215
Total				10,943,465

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Foreign Government Obligations(a)(n) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qatar 0.1%
Nakilat, Inc. Senior Secured(b) 12/31/33	6.067%	4,598,000	5,218,730
Turkey 0.2%
Turkey Government International Bond Senior Unsecured 01/14/41	6.000%	5,715,000	6,333,363
United Kingdom 0.5%
Lloyds Banking Group PLC(c) 12/31/49	7.500%	15,306,000	15,918,240
Total Foreign Government Obligations (Cost: $75,219,757)			77,398,830

Municipal Bonds 1.5%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 0.4%
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds-Taxable Series 2009 07/01/34	5.750%	11,150,000	13,795,114
Illinois 0.1%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010 11/01/40	6.742%	1,520,000	1,964,266
Kentucky 0.6%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010 04/01/18	3.165%	20,157,331	20,911,014
Ohio 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013-B 01/01/35	4.532%	8,565,000	9,144,508
Puerto Rico 0.2%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A(o) 07/01/35	8.000%	3,015,000	2,638,005

Municipal Bonds (continued)

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico Sales Tax Financing Corp.(o) Revenue Bonds 1st Subordinated Series 2009A-1 08/01/43	5.250%	2,565,000	1,827,973
1st Subordinated Series 2009B 08/01/44	6.500%	1,020,000	822,997
1st Subordinated Series 2010C 08/01/41	5.250%	5,075,000	3,647,047
Total			8,936,022
Total Municipal Bonds (Cost: $50,271,392)			54,750,924

Preferred Debt 2.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 2.2%
Citigroup Capital XIII(c) 10/30/40	7.875%	1,193,209	31,763,224
HSBC Holdings PLC 12/31/49	8.000%	165,495	4,435,266
M&T Bank Corp.(c) 12/31/49	6.375%	1,660	1,669,180
12/31/49	6.375%	9,375	9,693,750
PNC Financial Services Group, Inc. (The)(c) 12/31/49	6.125%	190,875	5,199,435
State Street Corp.(c) 12/31/49	5.900%	197,535	5,155,663
U.S. Bancorp(c) 12/31/49	6.500%	392,387	11,500,863
Wells Fargo & Co.(c) 12/31/49	5.850%	328,940	8,539,282
Total			77,956,663
Building Materials 0.2%
Stanley Black & Decker, Inc. 07/25/52	5.750%	233,050	5,889,174
Property & Casualty 0.1%
Allstate Corp. (The)(c) 01/15/53	5.100%	135,535	3,331,450
Total Preferred Debt (Cost: $84,134,726)			87,177,287

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Senior Loans 1.2%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Chemicals —%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan(c)(p) 02/01/20	3.750%	329,464	323,905
Food and Beverage 1.1%
HJ Heinz Co.(c)(p) Tranche B-1 Term Loan 06/07/19	3.250%	22,674,680	22,432,288
Tranche B-2 Term Loan 06/05/20	3.500%	15,976,562	15,873,034
Total			38,305,322
Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan(c)(p) 03/20/20	8.500%	304,000	297,920
CHS/Community Health Systems, Inc. Tranche D Term Loan(c)(p) 01/27/21	4.250%	140,935	140,979
ConvaTec, Inc. Term Loan(c)(p) 12/22/16	4.000%	141,233	140,704
U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan(c)(p) 07/03/19	4.250%	939,829	932,780
United Surgical Partners International, Inc. Tranche B Term Loan(c)(p) 04/03/19	4.750%	304,410	304,193
Total			1,816,576
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(c)(p) 12/28/20	6.250%	148,000	148,370
Technology —%
Applied Systems, Inc.(c)(p) 1st Lien Term Loan 01/25/21	4.250%	41,685	41,216
2nd Lien Term Loan 01/24/22	7.500%	49,000	48,653
Total			89,869
Total Senior Loans (Cost: $41,255,022)			40,684,042

Common Stocks —%

Issuer	Shares	Value ($)
Financials —%
Insurance —%
Washington Funding Trust LII D Escrow(e)(g)(h)(q)	2,725	—
WMI Holdings Corp.(q)	53,957	115,468
Total		115,468
Total Financials		115,468
Industrials —%
Airlines —%
United Continental Holdings, Inc.(q)	1,493	78,845
Total Industrials		78,845
Total Common Stocks (Cost: $1,511,115)		194,313

Treasury Bills 2.5%

Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 2.5%
U.S. Treasury Bills 12/26/14	0.020%	86,564,000	86,560,995
Total Treasury Bills (Cost: $86,559,762)			86,560,995

Money Market Funds 1.1%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.092%(r)(s)	39,901,742	39,901,742
Total Money Market Funds (Cost: $39,901,742)		39,901,742
Total Investments (Cost: $3,654,083,634)		3,704,683,197
Other Assets & Liabilities, Net		(170,414,233)
Net Assets		3,534,268,964

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at October 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS	12/08/2014	10,241,000 EUR	12,832,280 USD	—	(4,656)
UBS	12/08/2014	6,148,000 EUR	7,703,628 USD	—	(2,796)
Total				—	(7,452)

Futures Contracts Outstanding at October 31, 2014

At October 31, 2014, securities totaling $3,605,092 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	898	USD	197,167,125	12/2014	422,078	—
US 5YR NOTE	378	USD	45,144,423	12/2014	—	(190,570)
Total					422,078	(190,570)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	(129)	EUR	(20,700,097)	12/2014	—	(71,871)
US 10YR NOTE	(150)	USD	(18,953,907)	12/2014	13,514	—
US LONG BOND	(678)	USD	(95,661,563)	12/2014	—	(1,541,399)
US ULTRA T-BOND	(214)	USD	(33,557,875)	12/2014	—	(690,934)
Total					13,514	(2,304,204)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2014

At October 31, 2014, securities totaling $1,649,000 were pledged as collateral to cover open credit default swap contracts. In addition, securities and cash totaling $2,011,000 were received from broker as collateral to cover open credit default swap contracts.

At October 31, 2014, securities totaling $20,996,934 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Goldman Sachs Group, Inc.	12/20/19	1.000	11,115,000	(87,956)	48,523	(12,350)	—	(51,783)
Barclays	Toll Brothers, Inc.	09/20/19	1.000	8,505,000	225,495	(239,346)	(9,450)	—	(23,301)
Citibank	Campbell Soup Co.	09/20/19	1.000	4,570,000	(92,736)	70,193	(5,078)	—	(27,621)
Citibank	Campbell Soup Co.	12/20/19	1.000	4,470,000	(87,659)	87,880	(4,967)	—	(4,746)
Citibank	CDX Emerging Markets Index 22-V1	12/20/19	1.000	9,005,000	619,739	(666,839)	(10,006)	—	(57,106)
Citibank	H.J. Heinz Company	09/20/18	1.000	15,255,000	69,719	(376,620)	(16,950)	—	(323,851)
Citibank	Marriott International, Inc.	06/20/19	1.000	4,080,000	(106,296)	94,520	(4,533)	—	(16,309)
Citibank	Marriott International, Inc.	12/20/19	1.000	11,960,000	(309,668)	290,032	(13,289)	—	(32,925)
Citibank	McDonald's Corp.	12/20/19	1.000	8,675,000	(314,930)	316,079	(9,639)	—	(8,490)
Citibank	Morgan Stanley	12/20/19	1.000	17,130,000	(159,728)	167,210	(19,033)	—	(11,551)
Citibank	Nordstrom, Inc.	09/20/19	1.000	4,570,000	(105,604)	88,592	(5,078)	—	(22,090)
Citibank	Safeway, Inc.	12/20/19	1.000	3,635,000	439,501	(461,625)	(4,039)	—	(26,163)
Citibank	Safeway, Inc.	12/20/19	1.000	7,635,000	923,132	(892,698)	(8,483)	21,951	—
Citibank	Telecom Italia SPA	09/20/19	1.000	3,205,000	124,370	(134,478)	(3,561)	—	(13,669)
Goldman Sachs International	Bank of America Corp.	12/20/19	1.000	29,000,000	(392,033)	386,880	(32,222)	—	(37,375)
Goldman Sachs International	Barclays Bank, PLC	06/20/19	1.000	12,245,000	(261,523)	123,943	(13,606)	—	(151,186)
Goldman Sachs International	Beazer Homes USA, Inc.	12/20/19	5.000	6,755,000	(144,175)	124,652	(37,527)	—	(57,050)
Goldman Sachs International	Cardinal Health, Inc.	09/20/19	1.000	4,570,000	(156,346)	133,733	(5,078)	—	(27,691)
Goldman Sachs International	CDX Emerging Markets Index 22-V1	12/20/19	1.000	9,005,000	619,739	(662,394)	(10,006)	—	(52,661)
Goldman Sachs International	Citigroup, Inc.	09/20/19	1.000	6,395,000	(95,029)	95,346	(7,106)	—	(6,789)
Goldman Sachs International	Citigroup, Inc.	12/20/19	1.000	25,265,000	(358,696)	219,779	(28,071)	—	(166,988)
Goldman Sachs International	Costco Wholesale Corp.	09/20/19	1.000	4,570,000	(180,432)	169,338	(5,078)	—	(16,172)
Goldman Sachs International	D.R. Horton, Inc.	09/20/19	1.000	9,090,000	238,606	(476,168)	(10,100)	—	(247,662)
Goldman Sachs International	H.J. Heinz Company	12/20/18	1.000	12,645,000	95,634	(281,212)	(14,050)	—	(199,628)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Credit Default Swap Contracts Outstanding at October 31, 2014
Buy Protection (continued)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Home Depot, Inc.	12/20/19	1.000	24,895,000	(929,769)	861,276	(27,661)	—	(96,154)
Goldman Sachs International	Home Depot, Inc.	12/20/19	1.000	20,120,000	(751,434)	722,746	(22,356)	—	(51,044)
Goldman Sachs International	Nucor Corp.	06/20/19	1.000	12,805,000	(293,188)	256,385	(14,228)	—	(51,031)
Goldman Sachs International	Safeway, Inc.	12/20/19	1.000	4,585,000	554,363	(633,986)	(5,095)	—	(84,718)
Goldman Sachs International	Textron, Inc.	12/20/19	1.000	16,705,000	(162,352)	88,552	(18,560)	—	(92,360)
Goldman Sachs International	Toll Brothers, Inc.	09/20/19	1.000	18,045,000	478,432	(507,820)	(20,050)	—	(49,438)
JPMorgan	Barclays Bank, PLC	06/20/19	1.000	13,680,000	(292,172)	213,017	(15,200)	—	(94,355)
JPMorgan	Baxter International, Inc.	09/20/19	1.000	4,570,000	(163,552)	156,821	(5,078)	—	(11,809)
JPMorgan	Campbell Soup Co.	09/20/19	1.000	6,765,000	(137,278)	81,771	(7,517)	—	(63,024)
JPMorgan	CDX Emerging Markets Index 22-V1	12/20/19	1.000	13,055,000	898,466	(966,751)	(14,505)	—	(82,790)
JPMorgan	D.R. Horton, Inc.	12/20/19	1.000	29,805,000	931,191	(1,656,408)	(33,117)	—	(758,334)
JPMorgan	Humana, Inc.	09/20/19	1.000	4,570,000	(98,882)	98,386	(5,078)	—	(5,574)
JPMorgan	L Brands, Inc.	09/20/19	1.000	17,345,000	327,689	(427,907)	(19,272)	—	(119,490)
JPMorgan	Starwood Hotels & Resorts Worldwide, Inc.	09/20/19	1.000	4,570,000	(92,958)	86,421	(5,078)	—	(11,615)
JPMorgan	Starwood Hotels & Resorts Worldwide, Inc.	12/20/19	1.000	8,940,000	(173,784)	149,017	(9,933)	—	(34,700)
JPMorgan	WellPoint, Inc.	09/20/19	1.000	4,570,000	(127,265)	119,184	(5,078)	—	(13,159)
Morgan Stanley	Goldman Sachs Group, Inc.	09/20/19	1.000	21,635,000	(196,057)	230,715	(24,039)	10,619	—
Morgan Stanley	Goldman Sachs Group, Inc.	12/20/19	1.000	11,255,000	(89,064)	54,505	(12,506)	—	(47,065)
Morgan Stanley*	CDX North America High Yield 23-V1	12/20/19	5.000	220,828,000	(2,457,236)	—	(1,226,822)	—	(3,684,058)
Morgan Stanley*	CDX North America Investment Grade 23-V1	12/20/19	1.000	477,176,667	(760,835)	—	(530,196)	—	(1,291,031)
Total								32,570	(8,224,556)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2014, the value of these securities amounted to $682,648,389 or 19.32% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  Variable rate security.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at October 31, 2014 was $976,563, which represents 0.03% of net assets. Information concerning such security holdings at October 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Mortgage Trust Series 2093-3 Class 3A 07/27/23 8.188%	04/27/1995	3,180
Six Flags, Inc., Escrow 06/01/44 0.00%	05/07/2010	—
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 07/01/15 9.300%	08/12/1996	916,397
Washington Funding Trust LII D Escrow	03/28/2008	—
Washington Mutual Bank Subordinated Notes 01/15/15 5.125%	09/25/2007 - 05/14/2008	24,052,072

(f)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2014, the value of these securities amounted to $382,942, which represents 0.01% of net assets.

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2014, the value of these securities amounted to $976,563, which represents 0.03% of net assets.

(h)  Negligible market value.

(i)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(j)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(k)  Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(l)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(m)  Zero coupon bond.

(n)  Principal and interest may not be guaranteed by the government.

(o)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At October 31, 2014, the value of these securities amounted to $8,936,022 or 0.25% of net assets.

(p)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of October 31, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(q)  Non-income producing.

(r)  The rate shown is the seven-day current annualized yield at October 31, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(s)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	45,506,877	788,555,299	(794,160,434)	39,901,742	16,311	39,901,742

Abbreviation Legend

AGM  Assured Guaranty Municipal Corporation

CMO  Collateralized Mortgage Obligation

NPFGC  National Public Finance Guarantee Corporation

PIK    Payment-in-Kind

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

EUR  Euro

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at October 31, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Banking	—	375,925,051	41,069	375,966,120
Leisure	—	1,718,838	933,460	2,652,298
All Other Industries	—	1,056,772,102	—	1,056,772,102
Residential Mortgage-Backed Securities — Agency	—	604,693,168	—	604,693,168
Residential Mortgage-Backed Securities — Non-Agency	—	110,057,322	42,406,549	152,463,871
Commercial Mortgage-Backed Securities — Non-Agency	—	164,358,610	7,050,929	171,409,539
Asset-Backed Securities — Agency	—	163,085,349	—	163,085,349
Asset-Backed Securities — Non-Agency	—	317,430,627	16,015,257	333,445,884
Inflation-Indexed Bonds	—	73,306,045	—	73,306,045
U.S. Treasury Obligations	221,106,822	27,235,985	—	248,342,807
U.S. Government & Agency Obligations	—	135,877,881	—	135,877,881
Foreign Government Obligations	—	77,398,830	—	77,398,830
Municipal Bonds	—	54,750,924	—	54,750,924
Preferred Debt	87,177,287	—	—	87,177,287
Total Bonds	308,284,109	3,162,610,732	66,447,264	3,537,342,105

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks	—	—	—	—
Financials	115,468	—	—	115,468
Industrials	78,845	—	—	78,845
Total Equity Securities	194,313	—	—	194,313
Short-Term Securities
Treasury Bills	86,560,995	—	—	86,560,995
Total Short-Term Securities	86,560,995	—	—	86,560,995
Other
Senior Loans
Health Care	—	1,675,872	140,704	1,816,576
Lodging	—	—	148,370	148,370
All Other Industries	—	38,719,096	—	38,719,096
Total Other	—	40,394,968	289,074	40,684,042
Mutual Funds
Money Market Funds	39,901,742	—	—	39,901,742
Total Mutual Funds	39,901,742	—	—	39,901,742
Investments in Securities	434,941,159	3,203,005,700	66,736,338	3,704,683,197
Derivatives
Assets
Futures Contracts	435,592	—	—	435,592
Swap Contracts	—	32,570	—	32,570
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7,452)	—	(7,452)
Futures Contracts	(2,494,774)	—	—	(2,494,774)
Swap Contracts	—	(8,224,556)	—	(8,224,556)
Total	432,881,977	3,194,806,262	66,736,338	3,694,424,577

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Portfolio of Investments (continued)

October 31, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities — Non-Agency ($)	Commercial Mortgage- Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of April 30, 2014	1,410,387	29,150,697	19,148,921	—	752,287	50,462,292
Accrued discounts/premiums	—	(5,651)	—	—	474	(5,177)
Realized gain (loss)	7,967	240,814	(622)	—	12,925	261,084
Change in unrealized appreciation (depreciation)(a)	(7,967)	(302,283)	(18,802)	5,705	(18,476)	(341,823)
Sales	(435,858)	(9,076,412)	(9,476,881)	—	(605,608)	(19,594,759)
Purchases	—	25,412,051	2,348,313	16,009,552	—	43,769,916
Transfers into Level 3	—	—	—	—	147,472	147,472
Transfers out of Level 3	—	(3,012,667)	(4,950,000)	—	—	(7,962,667)
Balance as of October 31, 2014	974,529	42,406,549	7,050,929	16,015,257	289,074	66,736,338

(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2014 was $(341,830), which is comprised of Corporate Bonds & Notes of $(7,967), Residential Mortgage-Backed Securities — Non-Agency of $(317,641), Commercial Mortgage-Backed Securities — Non-Agency of $(19,940), Asset-Backed Securities — Non-Agency of $5,705 and Senior Loans of $(1,987).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change estimated earnings of the respective company might result in change to the comparable companies and market multiples.

Certain residential, commercial, and asset backed securities as well as senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Other residential mortgage backed securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Statement of Assets and Liabilities

October 31, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $3,614,181,892)	$3,664,781,455
Affiliated issuers (identified cost $39,901,742)	39,901,742
Total investments (identified cost $3,654,083,634)	3,704,683,197
Foreign currency (identified cost $438,817)	427,084
Unrealized appreciation on swap contracts	32,570
Premiums paid on outstanding swap contracts	8,384,252
Receivable for:
Investments sold	148,720,725
Investments sold on a delayed delivery basis	13,839,193
Capital shares sold	6,966,205
Dividends	251,592
Interest	25,702,938
Reclaims	22,269
Variation margin	478,031
Expense reimbursement due from Investment Manager	5,730
Prepaid expenses	30,841
Trustees' deferred compensation plan	168,157
Other assets	189,492
Total assets	3,909,902,276
Liabilities
Disbursements in excess of cash	206,524
Unrealized depreciation on forward foreign currency exchange contracts	7,452
Unrealized depreciation on swap contracts	3,249,467
Premiums received on outstanding swap contracts	5,535,496
Payable for:
Investments purchased	116,222,870
Investments purchased on a delayed delivery basis	224,411,939
Capital shares purchased	15,841,571
Dividend distributions to shareholders	7,521,732
Variation margin	1,607,183
Investment management fees	40,234
Distribution and/or service fees	14,040
Transfer agent fees	473,332
Administration fees	5,885
Plan administration fees	95
Compensation of board members	133,755
Chief compliance officer expenses	297
Other expenses	193,283
Trustees' deferred compensation plan	168,157
Total liabilities	375,633,312
Net assets applicable to outstanding capital stock	$3,534,268,964

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2014 (Unaudited)

Represented by
Paid-in capital	$3,499,031,057
Undistributed net investment income	13,295,485
Accumulated net realized loss	(16,635,289)
Unrealized appreciation (depreciation) on:
Investments	50,599,563
Foreign currency translations	(14,082)
Forward foreign currency exchange contracts	(7,452)
Futures contracts	(2,059,182)
Swap contracts	(9,941,136)
Total — representing net assets applicable to outstanding capital stock	$3,534,268,964
Class A
Net assets	$1,296,978,370
Shares outstanding	141,069,334
Net asset value per share	$9.19
Maximum offering price per share(a)	$9.50
Class B
Net assets	$15,130,354
Shares outstanding	1,645,479
Net asset value per share	$9.20
Class C
Net assets	$62,445,220
Shares outstanding	6,791,828
Net asset value per share	$9.19
Class I
Net assets	$444,272,458
Shares outstanding	48,267,702
Net asset value per share	$9.20
Class K
Net assets	$13,472,897
Shares outstanding	1,465,988
Net asset value per share	$9.19
Class R
Net assets	$3,059,287
Shares outstanding	332,677
Net asset value per share	$9.20
Class R4
Net assets	$7,814,882
Shares outstanding	851,133
Net asset value per share	$9.18

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Statement of Assets and Liabilities (continued)

October 31, 2014 (Unaudited)

Class R5
Net assets	$17,198,110
Shares outstanding	1,872,617
Net asset value per share	$9.18
Class W
Net assets	$462,341,615
Shares outstanding	50,230,335
Net asset value per share	$9.20
Class Y
Net assets	$15,552,725
Shares outstanding	1,690,476
Net asset value per share	$9.20
Class Z
Net assets	$1,196,003,046
Shares outstanding	130,044,353
Net asset value per share	$9.20

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.25%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Statement of Operations

Six Months Ended October 31, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$3,344,769
Dividends — affiliated issuers	16,311
Interest	61,768,761
Total income	65,129,841
Expenses:
Investment management fees	7,855,806
Distribution and/or service fees
Class A	1,797,010
Class B	85,573
Class C	320,028
Class R	7,038
Class W	629,537
Transfer agent fees
Class A	1,216,733
Class B	14,471
Class C	54,178
Class K	3,338
Class R	2,394
Class R4	6,851
Class R5	4,031
Class W	428,504
Class Z	1,049,448
Administration fees	1,139,510
Plan administration fees
Class K	17,700
Compensation of board members	57,318
Custodian fees	41,482
Printing and postage fees	181,339
Registration fees	87,393
Professional fees	77,265
Chief compliance officer expenses	1,038
Other	48,100
Total expenses	15,126,085
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,121,682)
Fees waived by Distributor — Class C	(48,004)
Expense reductions	(3,295)
Total net expenses	13,953,104
Net investment income	51,176,737
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	47,898,127
Foreign currency translations	(982)
Forward foreign currency exchange contracts	1,144,735
Futures contracts	(18,881,000)
Swap contracts	(15,754,547)
Net realized gain	14,406,333
Net change in unrealized appreciation (depreciation) on:
Investments	(7,521,185)
Foreign currency translations	(8,665)
Forward foreign currency exchange contracts	(7,452)
Futures contracts	3,609,623
Swap contracts	3,930,883
Net change in unrealized appreciation	3,204
Net realized and unrealized gain	14,409,537
Net increase in net assets resulting from operations	$65,586,274

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Statement of Changes in Net Assets

	Six Months Ended October 31, 2014 (Unaudited)	Year Ended April 30, 2014
Operations
Net investment income	$51,176,737	$127,938,341
Net realized gain (loss)	14,406,333	(25,880,991)
Net change in unrealized appreciation (depreciation)	3,204	(166,362,811)
Net increase (decrease) in net assets resulting from operations	65,586,274	(64,305,461)
Distributions to shareholders
Net investment income
Class A	(16,959,305)	(40,739,484)
Class B	(136,887)	(445,171)
Class C	(560,720)	(1,342,583)
Class I	(6,526,316)	(15,068,564)
Class K	(171,390)	(842,602)
Class R	(29,720)	(58,721)
Class R4	(105,217)	(85,389)
Class R5	(226,706)	(144,327)
Class W	(5,966,302)	(15,347,641)
Class Y	(216,743)	(125,763)
Class Z	(16,197,458)	(38,899,879)
Net realized gains
Class A	—	(11,017,282)
Class B	—	(164,295)
Class C	—	(477,323)
Class I	—	(3,995,804)
Class K	—	(99,875)
Class R	—	(17,357)
Class R4	—	(35,378)
Class R5	—	(14,933)
Class W	—	(4,003,950)
Class Y	—	(8,375)
Class Z	—	(9,359,385)
Total distributions to shareholders	(47,096,764)	(142,294,081)
Decrease in net assets from capital stock activity	(471,682,480)	(1,319,230,161)
Total decrease in net assets	(453,192,970)	(1,525,829,703)
Net assets at beginning of period	3,987,461,934	5,513,291,637
Net assets at end of period	$3,534,268,964	$3,987,461,934
Undistributed net investment income	$13,295,485	$9,215,512

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	7,814,444	71,938,749	17,375,229	158,612,227
Distributions reinvested	1,661,944	15,309,308	5,187,074	47,080,179
Redemptions	(29,479,318)	(271,928,770)	(89,952,046)	(820,216,743)
Net decrease	(20,002,930)	(184,680,713)	(67,389,743)	(614,524,337)
Class B shares
Subscriptions	36,495	336,240	63,827	584,800
Distributions reinvested	13,541	124,758	61,452	557,755
Redemptions(a)	(478,078)	(4,402,316)	(2,472,423)	(22,491,264)
Net decrease	(428,042)	(3,941,318)	(2,347,144)	(21,348,709)
Class C shares
Subscriptions	344,580	3,172,421	531,941	4,853,124
Distributions reinvested	52,104	479,947	168,764	1,530,941
Redemptions	(679,700)	(6,254,803)	(3,715,115)	(33,798,697)
Net decrease	(283,016)	(2,602,435)	(3,014,410)	(27,414,632)
Class I shares
Subscriptions	5,777,339	53,208,249	28,692,029	263,749,900
Distributions reinvested	707,726	6,526,176	2,098,890	19,064,084
Redemptions	(21,165,971)	(194,731,489)	(16,256,795)	(147,289,164)
Net increase (decrease)	(14,680,906)	(134,997,064)	14,534,124	135,524,820
Class K shares
Subscriptions	111,390	1,024,430	1,007,369	9,206,796
Distributions reinvested	18,593	171,266	103,467	942,132
Redemptions	(212,784)	(1,956,916)	(7,546,039)	(68,053,036)
Net decrease	(82,801)	(761,220)	(6,435,203)	(57,904,108)
Class R shares
Subscriptions	80,113	738,796	85,928	786,327
Distributions reinvested	2,821	25,992	7,454	67,653
Redemptions	(50,724)	(467,432)	(114,434)	(1,037,804)
Net increase (decrease)	32,210	297,356	(21,052)	(183,824)
Class R4 shares
Subscriptions	137,870	1,267,826	943,748	8,593,631
Distributions reinvested	10,600	97,534	12,681	114,647
Redemptions	(115,583)	(1,062,868)	(144,238)	(1,305,075)
Net increase	32,887	302,492	812,191	7,403,203

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended October 31, 2014 (Unaudited)		Year Ended April 30, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	179,601	1,650,734	1,729,684	15,615,329
Distributions reinvested	24,624	226,568	17,493	158,806
Redemptions	(79,801)	(734,644)	(32,481)	(294,654)
Net increase	124,424	1,142,658	1,714,696	15,479,481
Class W shares
Subscriptions	16,159,914	149,632,666	17,583,240	160,554,849
Distributions reinvested	647,086	5,966,179	2,129,690	19,351,220
Redemptions	(21,971,388)	(202,110,200)	(43,566,322)	(396,212,322)
Net decrease	(5,164,388)	(46,511,355)	(23,853,392)	(216,306,253)
Class Y shares
Subscriptions	220,162	2,029,071	1,972,134	17,785,353
Distributions reinvested	23,493	216,603	14,729	134,037
Redemptions	(261,318)	(2,403,810)	(278,983)	(2,533,789)
Net increase (decrease)	(17,663)	(158,136)	1,707,880	15,385,601
Class Z shares
Subscriptions	6,827,805	62,843,685	11,023,731	100,585,369
Distributions reinvested	687,748	6,336,487	2,027,629	18,410,964
Redemptions	(18,358,461)	(168,952,917)	(73,950,227)	(674,337,736)
Net decrease	(10,842,908)	(99,772,745)	(60,898,867)	(555,341,403)
Total net decrease	(51,313,133)	(471,682,480)	(145,190,920)	(1,319,230,161)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class A	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$9.15		$9.49		$9.39		$9.33		$9.08		$8.95		$7.72
Income from investment operations:
Net investment income	0.12		0.24		0.28		0.03		0.33		0.36		0.43
Net realized and unrealized gain (loss)	0.03		(0.31)		0.23		0.05		0.28		0.15		1.26
Total from investment operations	0.15		(0.07)		0.51		0.08		0.61		0.51		1.69
Less distributions to shareholders:
Net investment income	(0.11)		(0.21)		(0.26)		(0.02)		(0.36)		(0.38)		(0.46)
Net realized gains	—		(0.06)		(0.15)		—		—		—		—
Total distributions to shareholders	(0.11)		(0.27)		(0.41)		(0.02)		(0.36)		(0.38)		(0.46)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$9.19		$9.15		$9.49		$9.39		$9.33		$9.08		$8.95
Total return	1.64%		(0.62%)		5.52%		0.91%		6.82%		5.80%		22.31%
Ratios to average net assets(c)
Total gross expenses	0.92	%(d)	0.91%		0.94%		0.96	%(d)	0.95	%(e)	0.97	%(e)	1.00	%(e)
Total net expenses(f)	0.85	%(d)(g)	0.85	%(g)	0.86	%(g)	0.84	%(d)	0.84	%(e)(g)	0.92	%(e)(g)	0.90	%(e)(g)
Net investment income	2.58	%(d)	2.67%		2.94%		3.35	%(d)	3.62%		4.02%		5.01%
Supplemental data
Net assets, end of period (in thousands)	$1,296,978		$1,473,961		$2,168,079		$352,338		$338,578		$201,506		$163,333
Portfolio turnover	139	%(h)	274	%(h)	239	%(h)	10	%(h)	170	%(h)	177%		160%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 104% for the six months ended October 31, 2014 and 191%, 205%, 9% and 157% for the years ended April 30, 2014, 2013, 2012 and March 31, 2012, respectively.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class B	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$9.15		$9.49		$9.39		$9.33		$9.08		$8.95		$7.72
Income from investment operations:
Net investment income	0.08		0.17		0.21		0.02		0.27		0.30		0.37
Net realized and unrealized gain (loss)	0.04		(0.30)		0.23		0.06		0.27		0.15		1.26
Total from investment operations	0.12		(0.13)		0.44		0.08		0.54		0.45		1.63
Less distributions to shareholders:
Net investment income	(0.07)		(0.15)		(0.19)		(0.02)		(0.29)		(0.32)		(0.40)
Net realized gains	—		(0.06)		(0.15)		—		—		—		—
Total distributions to shareholders	(0.07)		(0.21)		(0.34)		(0.02)		(0.29)		(0.32)		(0.40)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$9.20		$9.15		$9.49		$9.39		$9.33		$9.08		$8.95
Total return	1.36%		(1.36%)		4.74%		0.85%		6.01%		5.03%		21.41%
Ratios to average net assets(c)
Total gross expenses	1.67	%(d)	1.66%		1.69%		1.71	%(d)	1.72	%(e)	1.68	%(e)	1.65	%(e)
Total net expenses(f)	1.60	%(d)(g)	1.60	%(g)	1.61	%(g)	1.59	%(d)	1.59	%(e)(g)	1.67	%(e)(g)	1.65	%(e)(g)
Net investment income	1.82	%(d)	1.90%		2.20%		2.59	%(d)	2.93%		3.32%		4.29%
Supplemental data
Net assets, end of period (in thousands)	$15,130		$18,976		$41,955		$6,081		$6,253		$14,779		$31,476
Portfolio turnover	139	%(h)	274	%(h)	239	%(h)	10	%(h)	170	%(h)	177%		160%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 104% for the six months ended October 31, 2014 and 191%, 205%, 9% and 157% for the years ended April 30, 2014, 2013, 2012 and March 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class C	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$9.15		$9.49		$9.39		$9.33		$9.08		$8.95		$7.72
Income from investment operations:
Net investment income	0.09		0.19		0.22		0.02		0.28		0.31		0.38
Net realized and unrealized gain (loss)	0.03		(0.31)		0.23		0.06		0.28		0.15		1.26
Total from investment operations	0.12		(0.12)		0.45		0.08		0.56		0.46		1.64
Less distributions to shareholders:
Net investment income	(0.08)		(0.16)		(0.20)		(0.02)		(0.31)		(0.33)		(0.41)
Net realized gains	—		(0.06)		(0.15)		—		—		—		—
Total distributions to shareholders	(0.08)		(0.22)		(0.35)		(0.02)		(0.31)		(0.33)		(0.41)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$9.19		$9.15		$9.49		$9.39		$9.33		$9.08		$8.95
Total return	1.33%		(1.21%)		4.90%		0.86%		6.20%		5.17%		21.59%
Ratios to average net assets(c)
Total gross expenses	1.67	%(d)	1.66%		1.69%		1.71	%(d)	1.70	%(e)	1.68	%(e)	1.65	%(e)
Total net expenses(f)	1.45	%(d)(g)	1.45	%(g)	1.46	%(g)	1.44	%(d)	1.44	%(e)(g)	1.52	%(e)(g)	1.50	%(e)(g)
Net investment income	1.98	%(d)	2.07%		2.37%		2.75	%(d)	3.04%		3.42%		4.43%
Supplemental data
Net assets, end of period (in thousands)	$62,445		$64,739		$95,745		$35,579		$35,304		$33,885		$30,731
Portfolio turnover	139	%(h)	274	%(h)	239	%(h)	10	%(h)	170	%(h)	177%		160%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 104% for the six months ended October 31, 2014 and 191%, 205%, 9% and 157% for the years ended April 30, 2014, 2013, 2012 and March 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class I	(Unaudited)		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.16		$9.50		$9.39		$9.33		$9.08		$9.21
Income from investment operations:
Net investment income	0.14		0.28		0.31		0.03		0.37		0.19
Net realized and unrealized gain (loss)	0.03		(0.31)		0.24		0.06		0.27		(0.11)
Total from investment operations	0.17		(0.03)		0.55		0.09		0.64		0.08
Less distributions to shareholders:
Net investment income	(0.13)		(0.25)		(0.29)		(0.03)		(0.39)		(0.21)
Net realized gains	—		(0.06)		(0.15)		—		—		—
Total distributions to shareholders	(0.13)		(0.31)		(0.44)		(0.03)		(0.39)		(0.21)
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—
Net asset value, end of period	$9.20		$9.16		$9.50		$9.39		$9.33		$9.08
Total return	1.82%		(0.27%)		6.00%		0.94%		7.17%		0.87%
Ratios to average net assets(d)
Total gross expenses	0.50	%(e)	0.50%		0.50%		0.52	%(e)	0.51	%(f)	0.53	%(e)(f)
Total net expenses(g)	0.50	%(e)	0.50%		0.50%		0.52	%(e)	0.51	%(f)(h)	0.52	%(e)(f)(h)
Net investment income	2.92	%(e)	3.05%		3.31%		3.68	%(e)	4.01%		4.05	%(e)
Supplemental data
Net assets, end of period (in thousands)	$444,272		$576,729		$459,989		$90,345		$86,768		$26,866
Portfolio turnover	139	%(i)	274	%(i)	239	%(i)	10	%(i)	170	%(i)	177%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 104% for the six months ended October 31, 2014 and 191%, 205%, 9% and 157% for the years ended April 30, 2014, 2013, 2012 and March 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class K	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.15		$9.49		$9.42
Income from investment operations:
Net investment income	0.12		0.25		0.05
Net realized and unrealized gain (loss)	0.03		(0.31)		0.06
Total from investment operations	0.15		(0.06)		0.11
Less distributions to shareholders:
Net investment income	(0.11)		(0.22)		(0.04)
Net realized gains	—		(0.06)		—
Total distributions to shareholders	(0.11)		(0.28)		(0.04)
Net asset value, end of period	$9.19		$9.15		$9.49
Total return	1.67%		(0.53%)		1.19%
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)	0.74%		0.79	%(c)
Total net expenses(d)	0.80	%(c)	0.74%		0.79	%(c)
Net investment income	2.63	%(c)	2.67%		2.97	%(c)
Supplemental data
Net assets, end of period (in thousands)	$13,473		$14,168		$75,741
Portfolio turnover	139	%(e)	274	%(e)	239	%(e)

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 104% for the six months ended October 31, 2014 and 191% and 205% for the years ended April 30, 2014 and 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class R	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$9.15		$9.49		$9.39		$9.33		$9.08		$8.95		$7.72
Income from investment operations:
Net investment income	0.11		0.22		0.26		0.02		0.31		0.34		0.41
Net realized and unrealized gain (loss)	0.04		(0.31)		0.23		0.06		0.28		0.15		1.26
Total from investment operations	0.15		(0.09)		0.49		0.08		0.59		0.49		1.67
Less distributions to shareholders:
Net investment income	(0.10)		(0.19)		(0.24)		(0.02)		(0.34)		(0.36)		(0.44)
Net realized gains	—		(0.06)		(0.15)		—		—		—		—
Total distributions to shareholders	(0.10)		(0.25)		(0.39)		(0.02)		(0.34)		(0.36)		(0.44)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$9.20		$9.15		$9.49		$9.39		$9.33		$9.08		$8.95
Total return	1.62%		(0.87%)		5.26%		0.89%		6.55%		5.54%		22.01%
Ratios to average net assets(c)
Total gross expenses	1.17	%(d)	1.16%		1.20%		1.21	%(d)	1.20	%(e)	1.18	%(e)	1.15	%(e)
Total net expenses(f)	1.10	%(d)(g)	1.10	%(g)	1.12	%(g)	1.09	%(d)	1.09	%(e)(g)	1.17	%(e)(g)	1.15	%(e)(g)
Net investment income	2.33	%(d)	2.43%		2.73%		3.08	%(d)	3.39%		3.75%		4.78%
Supplemental data
Net assets, end of period (in thousands)	$3,059		$2,750		$3,052		$2,631		$2,786		$2,969		$1,694
Portfolio turnover	139	%(h)	274	%(h)	239	%(h)	10	%(h)	170	%(h)	177%		160%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 104% for the six months ended October 31, 2014 and 191%, 205%, 9% and 157% for the years ended April 30, 2014, 2013, 2012 and March 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.14		$9.48		$9.66
Income from investment operations:
Net investment income	0.13		0.27		0.14
Net realized and unrealized gain (loss)	0.03		(0.31)		(0.05	)(b)
Total from investment operations	0.16		(0.04)		0.09
Less distributions to shareholders:
Net investment income	(0.12)		(0.24)		(0.12)
Net realized gains	—		(0.06)		(0.15)
Total distributions to shareholders	(0.12)		(0.30)		(0.27)
Net asset value, end of period	$9.18		$9.14		$9.48
Total return	1.76%		(0.38%)		0.99%
Ratios to average net assets(c)
Total gross expenses	0.67	%(d)	0.67%		0.67	%(d)
Total net expenses(e)	0.60	%(d)(f)	0.60	%(f)	0.60	%(d)
Net investment income	2.83	%(d)	3.02%		3.26	%(d)
Supplemental data
Net assets, end of period (in thousands)	$7,815		$7,477		$57
Portfolio turnover	139	%(g)	274	%(g)	239	%(g)

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 104% for the six months ended October 31, 2014 and 191% and 205% for the years ended April 30, 2014 and 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.14		$9.48		$9.66
Income from investment operations:
Net investment income	0.13		0.28		0.15
Net realized and unrealized gain (loss)	0.03		(0.31)		(0.05	)(b)
Total from investment operations	0.16		(0.03)		0.10
Less distributions to shareholders:
Net investment income	(0.12)		(0.25)		(0.13)
Net realized gains	—		(0.06)		(0.15)
Total distributions to shareholders	(0.12)		(0.31)		(0.28)
Net asset value, end of period	$9.18		$9.14		$9.48
Total return	1.79%		(0.28%)		1.03%
Ratios to average net assets(c)
Total gross expenses	0.55	%(d)	0.51%		0.54	%(d)
Total net expenses(e)	0.55	%(d)	0.50%		0.54	%(d)
Net investment income	2.88	%(d)	3.15%		3.30	%(d)
Supplemental data
Net assets, end of period (in thousands)	$17,198		$15,980		$318
Portfolio turnover	139	%(f)	274	%(f)	239	%(f)

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 104% for the six months ended October 31, 2014 and 191% and 205% for the years ended April 30, 2014 and 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class W	(Unaudited)		2014		2013		2012(a)		2012		2011(b)
Per share data
Net asset value, beginning of period	$9.16		$9.50		$9.39		$9.33		$9.08		$9.21
Income from investment operations:
Net investment income	0.12		0.24		0.27		0.03		0.34		0.17
Net realized and unrealized gain (loss)	0.03		(0.30)		0.25		0.05		0.27		(0.11)
Total from investment operations	0.15		(0.06)		0.52		0.08		0.61		0.06
Less distributions to shareholders:
Net investment income	(0.11)		(0.22)		(0.26)		(0.02)		(0.36)		(0.19)
Net realized gains	—		(0.06)		(0.15)		—		—		—
Total distributions to shareholders	(0.11)		(0.28)		(0.41)		(0.02)		(0.36)		(0.19)
Proceeds from regulatory settlements	—		—		—		—		0.00	(c)	—
Net asset value, end of period	$9.20		$9.16		$9.50		$9.39		$9.33		$9.08
Total return	1.64%		(0.62%)		5.59%		0.91%		6.84%		0.69%
Ratios to average net assets(d)
Total gross expenses	0.92	%(e)	0.91%		0.92%		0.94	%(e)	0.94	%(f)	0.89	%(e)(f)
Total net expenses(g)	0.85	%(e)(h)	0.85	%(h)	0.85	%(h)	0.82	%(e)	0.83	%(f)(h)	0.87	%(e)(f)(h)
Net investment income	2.58	%(e)	2.68%		2.91%		3.38	%(e)	3.64%		3.62	%(e)
Supplemental data
Net assets, end of period (in thousands)	$462,342		$507,419		$752,819		$3		$3		$2
Portfolio turnover	139	%(i)	274	%(i)	239	%(i)	10	%(i)	170	%(i)	177%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 104% for the six months ended October 31, 2014 and 191%, 205%, 9% and 157% for the years ended April 30, 2014, 2013, 2012 and March 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,
Class Y	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.16		$9.49		$9.67
Income from investment operations:
Net investment income	0.14		0.29		0.14
Net realized and unrealized gain (loss)	0.03		(0.31)		(0.04	)(b)
Total from investment operations	0.17		(0.02)		0.10
Less distributions to shareholders:
Net investment income	(0.13)		(0.25)		(0.13)
Net realized gains	—		(0.06)		(0.15)
Total distributions to shareholders	(0.13)		(0.31)		(0.28)
Net asset value, end of period	$9.20		$9.16		$9.49
Total return	1.82%		(0.17%)		1.05%
Ratios to average net assets(c)
Total gross expenses	0.50	%(d)	0.51%		0.45	%(d)
Total net expenses(e)	0.50	%(d)	0.50%		0.45	%(d)
Net investment income	2.93	%(d)	3.21%		3.18	%(d)
Supplemental data
Net assets, end of period (in thousands)	$15,553		$15,642		$2
Portfolio turnover	139	%(f)	274	%(f)	239	%(f)

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 104% for the six months ended October 31, 2014 and 191% and 205% for the years ended April 30, 2014 and 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Financial Highlights (continued)

	Six Months Ended October 31, 2014		Year Ended April 30,						Year Ended March 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2012		2011		2010
Per share data
Net asset value, beginning of period	$9.15		$9.49		$9.39		$9.33		$9.08		$8.95		$7.72
Income from investment operations:
Net investment income	0.13		0.27		0.31		0.03		0.36		0.39		0.45
Net realized and unrealized gain (loss)	0.04		(0.31)		0.23		0.06		0.27		0.15		1.26
Total from investment operations	0.17		(0.04)		0.54		0.09		0.63		0.54		1.71
Less distributions to shareholders:
Net investment income	(0.12)		(0.24)		(0.29)		(0.03)		(0.38)		(0.41)		(0.48)
Net realized gains	—		(0.06)		(0.15)		—		—		—		—
Total distributions to shareholders	(0.12)		(0.30)		(0.44)		(0.03)		(0.38)		(0.41)		(0.48)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—		0.00	(b)
Net asset value, end of period	$9.20		$9.15		$9.49		$9.39		$9.33		$9.08		$8.95
Total return	1.88%		(0.37%)		5.79%		0.93%		7.08%		6.07%		22.62%
Ratios to average net assets(c)
Total gross expenses	0.67	%(d)	0.66%		0.70%		0.71	%(d)	0.70	%(e)	0.68	%(e)	0.65	%(e)
Total net expenses(f)	0.60	%(d)(g)	0.60	%(g)	0.62	%(g)	0.59	%(d)	0.59	%(e)(g)	0.67	%(e)(g)	0.65	%(e)(g)
Net investment income	2.83	%(d)	2.92%		3.23%		3.60	%(d)	3.89%		4.28%		5.26%
Supplemental data
Net assets, end of period (in thousands)	$1,196,003		$1,289,621		$1,915,534		$2,881,803		$2,853,669		$2,835,104		$1,973,020
Portfolio turnover	139	%(h)	274	%(h)	239	%(h)	10	%(h)	170	%(h)	177%		160%

Notes to Financial Highlights

(a)  For the period from April 1, 2012 to April 30, 2012. During the period, the Fund's fiscal year end was changed from March 31 to April 30.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 104% for the six months ended October 31, 2014 and 191%, 205%, 9% and 157% for the years ended April 30, 2014, 2013, 2012 and March 31, 2012, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Notes to Financial Statements

October 31, 2014 (Unaudited)

Note 1. Organization

Columbia Intermediate Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also

Semiannual Report 2014

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Short-term securities within 60 days to maturity are valued at amortized cost, which approximates market value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities

(such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and increase or decrease its credit exposure to a single issuer of debt securities. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Interest Rate Swap Contracts

The Fund entered into interest rate swap transactions to manage duration and yield curve exposure. These instruments may be used for other purposes in future periods. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the effective date). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Fund attempts to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the agreement between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Over-the-Counter Swap Contracts(c)	1,962,523	—	1,962,523	—	511,000	1,067,339	384,184

Semiannual Report 2014

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(d)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(e)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	7,452	—	7,452	—	—	—	7,452
Over-the-Counter Swap Contracts(c)	2,330,664	—	2,330,664	—	—	1,646,666	683,998
Centrally Cleared Swap Contracts(f)	1,479,893	—	1,479,893	—	1,479,893	—
Total	3,818,009	—	3,818,009	—	—	3,126,559	691,450

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(e) Represents the net amount due to counterparties in the event of default.

(f) Centrally cleared swaps are included within payable for variation margin on the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	32,570	*
Credit risk	Premiums paid on outstanding swap contracts	8,384,252
Interest rate risk	Net assets — unrealized appreciation on futures contracts	435,592	*
Total		8,852,414

Semiannual Report 2014

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	8,224,556	*
Credit risk	Premiums received on outstanding swap contracts	5,535,496
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	7,452
Interest rate risk	Net assets — unrealized depreciation on futures contracts	2,494,774	*
Total		16,262,278

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(16,179,279)	(16,179,279)
Foreign exchange risk	1,144,735	—	—	1,144,735
Interest rate risk	—	(18,881,000)	424,732	(18,456,268)
Total	1,144,735	(18,881,000)	(15,754,547)	(33,490,812)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	4,177,777	4,177,777
Foreign exchange risk	(7,452)	—	—	(7,452)
Interest rate risk	—	3,609,623	(102,269)	3,507,354
Total	(7,452)	3,609,623	4,075,508	7,677,679

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	287,750,282
Futures contracts — Short	206,239,121
Credit default swap contracts — buy protection	1,054,281,969
Credit default swap contracts — sell protection	—
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	—	(3,726)
Interest rate swap contracts	216,423	(24,955)

*Based on the ending quarterly outstanding amounts for the six months ended October 31, 2014.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund

Semiannual Report 2014

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of Investments. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. The Fund may also invest in stripped mortgage-backed securities. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO. As a result of the prepayments the daily interest accrual factor is adjusted periodically (typically, each month) to reflect the paydown of principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer or credit enhancer defaults on its obligation.

Principal Only Securities

The Fund may invest in Principal Only Securities (POs). POs are stripped securities entitled to receive most, if not all, of the principal from the underlying obligation, but not the interest. The Fund may also invest in stripped mortgage-backed securities. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer or credit enhancer defaults on its obligation.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Stripped Securities

The Fund may invest in Interest Only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended October 31, 2014 was 0.41% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended October 31, 2014 was 0.06% of the Fund's average daily net assets.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. The Trust's eligible Trustees may participate in a Deferred Compensation Plan (the Plan) which may be terminated at any time. Obligations of the Plan will be paid solely out of the Fund's assets.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended October 31, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R	0.17
Class R4	0.17
Class R5	0.05
Class W	0.17
Class Z	0.17

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At October 31, 2014, the Fund's total potential future obligation over the life of the Guaranty is $13,428. The liability remaining at October 31, 2014 for non-recurring charges associated with the lease amounted to $9,491 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share

Semiannual Report 2014

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2014, these minimum account balance fees reduced total expenses of the Fund by $3,295.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B, Class C and Class W shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class A, Class B, Class C, Class R and Class W shares, respectively.

Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $107,957 for Class A, $2,674 for Class B and $277 for Class C shares for the six months ended October 31, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through December 31, 2014
Class A	0.85%
Class B	1.60
Class C	1.60
Class I	0.50
Class K	0.80
Class R	1.10
Class R4	0.60
Class R5	0.55
Class W	0.85
Class Y	0.50
Class Z	0.60

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be

Semiannual Report 2014

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

modified or amended only with approval from all parties. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At October 31, 2014, the cost of investments for federal income tax purposes was approximately $3,654,084,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$102,721,000
Unrealized depreciation	(52,122,000)
Net unrealized appreciation	$50,599,000

The following capital loss carryforwards, determined as of April 30, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	23,304,264

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $5,403,031,683 and $5,828,719,613, respectively, for the six months ended October 31, 2014, of which $3,919,740,232 and $3,903,735,555, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At October 31, 2014, one unaffiliated shareholder of record owned 20.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 59.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended October 31, 2014.

Note 9. Significant Risks

Asset-Backed Securities Risk

The value of asset-backed securities may be affected by, among other factors, changes in interest rates, the market's assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, factors concerning the interests in and structure of the issuer or the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative

Semiannual Report 2014

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Notes 3 and 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Notes to Financial Statements (continued)

October 31, 2014 (Unaudited)

Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Board Consideration and Approval of Advisory Agreement

On June 11, 2014, the Board of Trustees (the "Board") and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) of the Trust (the "Independent Trustees") unanimously approved the continuation of the Investment Management Services Agreement (the "Advisory Agreement") with Columbia Management Investment Advisers, LLC (the "Investment Manager") with respect to Columbia Intermediate Bond Fund (the "Fund"), a series of the Trust. As detailed below, the Advisory Fees and Expenses Committee (the "Committee") and the Board met on multiple occasions to review and discuss, both among themselves and with the management team of the Investment Manager, materials provided by the Investment Manager before determining to approve the continuation of the Advisory Agreement.

In connection with their deliberations regarding the continuation of the Advisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Advisory Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 4, 2014, April 30, 2014 and June 10, 2014 and at Board meetings held on April 30, 2014 and June 11, 2014. In addition, the Board considers matters bearing on the Advisory Agreement at most of its other meetings throughout the year and meets regularly with senior management of the Funds and the Investment Manager. Through the Board's Investment Oversight Committees, Trustees also meet with selected Fund portfolio managers and other investment personnel at various times throughout the year. The Committee and the Board also consulted with its independent fee consultant, Fund counsel and with the Independent Trustees' independent legal counsel, who advised on various matters with respect to the Committee's and the Board's considerations and otherwise assisted the Committee and the Board in their deliberations. On June 10, 2014, the Committee recommended that the Board approve the continuation of the Advisory Agreement. On June 11, 2014, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement for the Fund.

The Committee and the Board considered all information that they, their legal counsel, or the Investment Manager believed reasonably necessary to evaluate and to determine whether to approve the continuation of the Advisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Advisory Agreement for the Fund included the following:

•  Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;

•  Information on the Fund's advisory fees and total expenses, including information comparing the Fund's expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;

•  The Investment Manager's agreement to contractually limit or cap total operating expenses for the Fund through December 31, 2014 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) would not exceed the annual rates of 0.85% for Class A, 1.60% for Class B, 1.60% for Class C, 0.50% for Class I, 0.80% for Class K, 1.10% for Class R, 0.60% for Class R4, 0.55% for Class R5, 0.85% for Class W, 0.50% for Class Y and 0.60% for Class Z;

•  The terms and conditions of the Advisory Agreement;

•  The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including the Administrative Services Agreement, the Distribution Agreement and the Transfer and Dividend Disbursing Agent Agreement;

•  Descriptions of various functions performed by the Investment Manager under the Advisory Agreement, including portfolio management and portfolio trading practices;

•  Information regarding the management fees and investment performance of similarly-managed portfolios of other clients of the Investment Manager, including institutional separate accounts;

•  Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;

•  Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager's compliance system by the Fund's Chief Compliance Officer; and

•  The profitability to the Investment Manager and its affiliates from their relationships with the Fund.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Board Consideration and Approval of Advisory Agreement (continued)

Nature, Extent and Quality of Services Provided under the Advisory Agreement

The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Advisory Agreement and under separate agreements for the provision of transfer agency and administrative services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager's ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including personnel and other resources, compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager's investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.

The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager's experience with similarly-structured funds. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates, and considered the Investment Manager's ability to provide administrative services to the Fund pursuant to a separate Administrative Services Agreement, including the Investment Manager's ability to coordinate the activities of the Fund's other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreement supported the continuation of the Advisory Agreement.

Investment Performance

The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks and information based on reports of the independent third-party data provider that compared the performance of the Fund to the performance of a group of comparable mutual funds, and data provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party's methodology for identifying the Fund's peer groups for purposes of performance and expense comparisons. Although the Fund's performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the Fund's Advisory Agreement. Those factors included one or more of the following: (i) that the Fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund's investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund's investment strategy; (iii) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund's investment performance, including, but not limited to, enhancing the resources supporting the portfolio managers, or modifying investment strategies.

The Committee and the Board noted that, through December 31, 2013, the Fund's performance was in the eighty-second, fifty-third and twenty-first percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five- year periods, respectively.

The Committee and the Board also considered the Investment Manager's performance and reputation generally, the Investment Manager's historical responsiveness to Board concerns about performance, and the Investment Manager's willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund was sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Investment Advisory Fee Rates and Other Expenses

The Committee and the Board considered the advisory fees charged to the Fund under the Advisory Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Advisory Agreement, the

Semiannual Report 2014

Columbia Intermediate Bond Fund

Board Consideration and Approval of Advisory Agreement (continued)

Committee and the Board considered, among other information, the Fund's advisory fee and its total expense ratio as a percentage of average daily net assets. The Committee and the Board also considered data provided by the independent fee consultant. The Committee and the Board noted that the Fund's actual management fee and net expense ratio are both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund's expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.

The Committee and the Board also received and considered information about the advisory fees charged by the Investment Manager to institutional separate accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager's representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. In evaluating the Fund's advisory fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the advisory fee rates and expenses of the Fund were sufficient, in light of other considerations, to warrant the continuation of the Advisory Agreement.

Costs of Services Provided and Profitability

The Committee and the Board also took note of the costs of the services provided (both on an absolute and relative basis) and the profitability to the Investment Manager and its affiliates in connection with their relationships with the Fund. In evaluating these considerations, the Committee and the Board took note of the advisory fees charged by the Investment Manager to other clients, including fees charged by the Investment Manager to institutional separate account clients with similar investment strategies to those of the Fund.

The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager's affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability of the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2013 to profitability levels realized in 2012. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. The Committee and the Board also considered information provided by the Investment Manager regarding the Investment Manager's financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies.

After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Advisory Agreement.

Economies of Scale

The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager's investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment advisory fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading and compliance resources. The Committee and the Board noted that the investment advisory fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.

In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as discussed above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Advisory Agreement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Board Consideration and Approval of Advisory Agreement (continued)

Other Benefits to the Investment Manager

The Committee and the Board received and considered information regarding "fall-out" or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager to provide administrative services to the Fund and the engagement of the Investment Manager's affiliates to provide distribution and transfer agency services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund's distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund's securities transactions, and reviewed information about the Investment Manager's practices with respect to allocating portfolio transactions for brokerage and research services. The Committee and the Board considered the possible conflicts of interest associated with certain fall-out or other ancillary benefits and the reporting, disclosure and other processes that are in place to address such possible conflicts of interest. The Committee and the Board recognized that the Investment Manager's profitability would be somewhat lower without these benefits.

Conclusion

The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Advisory Agreement.

Semiannual Report 2014

Columbia Intermediate Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014

Columbia Intermediate Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2014 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR166_04_D01_(12/14)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)        The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	December 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	December 22, 2014